MFS(R) Mutual Funds
ANNUAL REPORT 3/31/03

MFS(R) MUNICIPAL SERIES TRUST
For the States of: Alabama,
Arkansas, California, Florida,
Georgia, Maryland, Massachusetts

A path for pursuing opportunity

                                                          [logo] M F S(R)
                                                          INVESTMENT MANAGEMENT
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MFS(R) MUNICIPAL SERIES TRUST

PROVIDING INCOME EXEMPT FROM FEDERAL AND STATE INCOME TAXES

The funds provide double tax-free income (income that is exempt from federal and state taxes) for in state residents. Management seeks to drive performance through sector/security selection and quantitative analysis of the yield curve. The portfolios generally invest in high-grade municipal securities (BBB or higher).

The investment objective of each fund is to seek current income exempt from federal income taxes and personal income tax, if any, of the state to which its name refers.

TABLE OF CONTENTS

LETTER FROM THE CHAIRMAN                         1
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INSIGHTS FROM THE CHAIRMAN                       2
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MFS ORIGINAL RESEARCH(R)                         3
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MANAGEMENT REVIEW AND OUTLOOK                    4
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PERFORMANCE SUMMARY                              6
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PORTFOLIO OF INVESTMENTS                        14
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FINANCIAL STATEMENTS                            50
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NOTES TO FINANCIAL STATEMENTS                   75
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INDEPENDENT AUDITORS' REPORT                    87
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TRUSTEES AND OFFICERS                           88
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MONEY MANAGEMENT FOR ALL TYPES
OF INVESTORS                                    89
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MFS PRIVACY POLICY                              90
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FEDERAL TAX INFORMATION                         90
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CONTACT INFORMATION                             91
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ASSET ALLOCATION                                92

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NOT FDIC INSURED                MAY LOSE VALUE                NO BANK GUARANTEE
NOT A DEPOSIT                      NOT INSURED BY ANY FEDERAL GOVERNMENT AGENCY
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LETTER FROM THE CHAIRMAN
-------------------------------------------------------------------------------

[Photo of Jeffrey L. Shames]

Dear Shareholders,

As I write this letter in late April, the political situation in Iraq - which dominated headlines and investor sentiment for several months - appears to have stabilized. Investors are focusing once again on the underlying health of the global economy and wondering if the three-year downturn has ended. With the near-term direction of both stock and bond markets extremely volatile, we think it's important to remember the familiar investment strategies that we believe apply in any market: Think long term. Be diversified. See market crises as opportunities.

THINK LONG TERM

In our view, markets have been moving largely on emotion for several months, in response to geopolitical uncertainty and economic news that has often been conflicting - positive one day and negative the next. On a rational basis, however, we think the long-term underpinnings of the markets look more positive in late April than they have since this downturn began. We think the outlook is encouraging for corporate earnings - a key driver of long-term market performance - and for the quality of those earnings.

After two years of generally declining earnings, we saw the first glimmer of broad-based growth in the third quarter of 2002. As companies reported first-quarter earnings in April of 2003, that trend seemed to be strengthening, albeit modestly. In addition, we think the quality of reported earnings has been improving, as corporate accounting has become more conservative in the wake of the corporate governance scandals of the past year.

BE DIVERSIFIED

If there is one key lesson to be learned from the past three difficult years, we think it is this: diversification works. While stocks suffered their worst performance since the 1970s, bonds performed relatively well in a weak economy, and government bonds were one of the best-performing asset classes over these past three years - a turn of events that few investors expected during the roaring bull market of the late 1990s.

Nobody knows which asset class will be the next to outperform - growth or value; small-cap, mid-cap, or large-cap; domestic or international; government bonds, corporate bonds, or high yield bonds. But we would suggest that the best way to invest is to be diversified. Historically, diversification has tended to smooth out the volatility of portfolio performance and allow investors to potentially benefit from whichever sector is in favor at a given time.

SEE MARKET CRISES AS OPPORTUNITIES

Although the Iraqi war seems to be over, there is still much in the news to make investors uncomfortable: geopolitical issues in the Middle East and North Korea, ongoing corporate layoffs and a weak job market, and volatile stock and bond markets. We would suggest, however, that times when investors have been most uncomfortable have presented some of the best opportunities for long-term investing. Looking back at the late 1980s and early 1990s, for example - when a banking crisis, a junk bond debacle, and a collapse in consumer confidence gave many investors sleepless nights - we can see that this period ushered in the bull market of the mid- to late 1990s.

We would suggest that in uncomfortable times it is especially important to have a long-term financial plan and to talk on a regular basis with your investment professional, who is familiar with your risk tolerance, your individual goals, and your financial situation.

As always, we appreciate your confidence in MFS and welcome any questions or comments you may have.

    Respectfully,

/s/ Jeffrey L. Shames

    Jeffrey L. Shames
    Chairman
    MFS Investment Management(R)

    April 25, 2003

The opinions expressed in this letter are those of MFS, and no forecasts can be guaranteed.

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INSIGHTS FROM THE CHAIRMAN
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STRATEGIES FOR TODAY'S MARKET: MANAGE EXPECTATIONS, DIVERSIFY

In times such as these, it's tempting to focus on recent events and abandon the plans you and your investment professional have in place. I would suggest a different course of action that involves

o setting realistic investment expectations

o making sure that your investments are diversified, including different asset classes (stocks, bonds, international investments) and management styles

o revisiting periodically your long-term plan with your investment professional

History, I think, offers evidence to support this view. Stock returns for the past 30 years have been historically closer to 10.5%. The mid to late 1990s raised performance expectations to unrealistic levels as we were treated to several years of over 20% growth.(1) At the time, news stories suggested that this kind of performance would become the norm, that technology would rule the "new economy;" and that growth investing was the management style to adopt.

We all know what happened next. Technology collapsed. Value stocks pushed out growth stocks. Bonds became the new darlings. Any investor who acted on the '90s news predictions is undoubtedly feeling pinched today. That is why most investment professionals recommend staying diversified across a variety of asset classes - stocks, bonds, and international holdings - and a range of investing styles such as growth and value.

TAKE THE GUESSWORK OUT OF INVESTING

A financial plan that includes a mix of asset classes recognizes that individual asset classes frequently go in and out of favor. That kind of diversification helps take the guesswork out of investing. However, you do need to revisit your plan periodically as your personal situation and goals change. That's why it's so important for you and your investment professional to meet regularly and rebalance your assets as necessary.

(1) Source: Lipper Inc. Stocks are represented by the Standard & Poor's 500 Stock Index (S&P 500), which is a measure of the broad stock market. For the 30-year period ended December 31, 2002, the average annual return for the S&P 500 was 10.64%, and for the years 1995 through 1999, it was an average of 28.6% per year. It is not possible to invest directly in an index.

    Past performance is no guarantee of future results.
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MFS ORIGINAL RESEARCH(R)
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THE HUMAN SIDE OF MONEY MANAGEMENT

For more than 75 years MFS has been offering investors clear paths to pursuing specific investment objectives. Today, millions of individuals and thousands of institutions all over the world look to MFS to manage their assets with insight and care.

Our success, we believe, has to do with the fact that we see investors as people with plans, not just dollars to invest.

Which means, when you invest with MFS, you invest with a company dedicated to helping you realize your long-term financial goals.

INVESTORS CHOOSE MFS FOR OUR

o global asset management expertise across all asset classes

o time-tested money management process for pursuing consistent results

o full spectrum of investment products backed by MFS Original Research(R)

o resources and services that match real-life needs

INFORMATION INTO OPPORTUNITY

Sound investments begin with sound information. MFS has been doing its own research and analyzing findings in-house for decades. The process we use to uncover opportunity is called MFS Original Research(R).

MFS ORIGINAL RESEARCH INVOLVES:

o meeting with the management of 3,000 companies each year to assess their business plans and the managers' ability to execute those plans

o making onsite visits to more than 2,000 companies annually to gain first-hand knowledge of their operations and products

o analyzing financial statements and balance sheets

o talking extensively with companies' customers and competitors

o developing our own proprietary estimates of companies' earnings

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MANAGEMENT REVIEW AND OUTLOOK
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MUNICIPAL BONDS BENEFITED AS STOCKS RETREATED

The municipal bond market overall posted solid gains during the 12 months ended March 31, 2003, while stock prices continued to remain under pressure. Bond prices benefited from declining interest rates, as inflation remained tame and the economic recovery continued to be weak. Over the course of the period, ongoing stock market volatility, the heightened level of geopolitical risk in general, and more specifically, the expectation of war with Iraq also triggered a "flight to quality." Investors flocked to high-quality assets such as Treasuries, mortgage-backed bonds, and municipal bonds, which typically have been less volatile than corporate issues in times of crisis.

CONTRIBUTORS TO FUND PERFORMANCE

The two major contributors to performance, relative to the funds' Lipper peer groups, were positioning on the yield curve and credit quality. Although performance was positive across all areas of the yield curve, the best performance occurred toward the short and intermediate parts of the curve as short-term rates fell more than long-term rates. In general, the funds benefited from being overweighted, relative to their Lipper peer groups, in the shorter 10- to 20-year area of the curve and being underweighted in the longest (30-year) area.

In general, the funds also benefited from their higher average credit quality, relative to their peers. As mentioned earlier, the weak economy and war worries led investors to favor issues with higher credit ratings. In the municipal area in particular, budget deficits at the state and local level weighed heavily on general obligation bonds, causing spreads on some general obligation bonds to widen as credit ratings declined. In that environment, the funds' general overweighting in "AAA"-rated and insured bonds and underweighting in general obligation debt, relative to their Lipper peers, helped performance.

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"THE TWO MAJOR CONTRIBUTORS TO PERFORMANCE, RELATIVE TO THE FUNDS" LIPPER PEER
GROUPS, WERE POSITIONING ON THE YIELD CURVE AND CREDIT QUALITY."
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Looking ahead at the end of the period, it appears to us that state and local budget difficulties have started to drive up interest rates on general obligation (GO) bonds - which could make these investments more attractive in the coming period and potentially lead us to increase the funds' allocations to GO debt.

DETRACTORS FROM PERFORMANCE

Over the period, the key detractor from performance relative to the funds' benchmark, the Lehman Brothers Municipal Bond Index (the Lehman Index), was positioning on the yield curve. In general, holdings in housing and health care bonds also detracted from relative performance.

While state-specific municipal bond funds, like MFS state funds, are largely "long" bond funds that emphasize bonds with longer maturities, the Lehman Index is more equally weighted in all areas of the yield curve. The best performance over the period occurred in the shortest areas of the curve, and that factor benefited the Lehman Index more than the funds.

On a relative basis, housing bonds delivered weak performance over the period, as record low interest rates led to a surge in bond prepayments from homeowners refinancing their mortgages. Prepayments hurt the performance of housing bonds because the risk of prepayment dampened the price appreciation potential.

Furthermore, housing bond holders were forced to reinvest their proceeds from prepaid bonds at lower prevailing interest rates. While our housing issues detracted from performance over the short term, we continue to think this sector offers long-term opportunity, largely because housing issues have tended to deliver higher yields with less volatility than some other sectors.

Health care is an area that we have favored for some time, as we felt the sector offered attractive yields. In the latter half of the period, however, budget issues at both the federal and state levels began to put pressure on bonds issued by hospitals and other health care facilities. While we believe the sector still offers attractive yields, we see the potential to trim health care exposure in the funds during coming periods.

TOBACCO BONDS IN THE NEWS

Toward the end of the period, municipal "tobacco bonds" became a headline issue in the media. These securities are state bonds backed by income from the 1998 Master Settlement Agreement (MSA), in which tobacco companies agreed to a stream of payments to 46 states in return for the states dropping smoking- related class action lawsuits. In March, a different lawsuit raised questions about Philip Morris USA's ability to make its April 2003 MSA payment, and state tobacco bonds declined on the news.

Our exposure to MSA-backed bonds was relatively small, at around 0.6% for most MFS state municipal funds, so returns for the funds were not strongly affected. In addition, a key legal issue was resolved in mid-April, after the period ended, and Philip Morris USA made the required April 15 payments to the states.

/s/ Michael L. Dawson

    Michael L. Dawson
    Portfolio Manager

/s/ Geoffrey L. Schechter

    Geoffrey L. Schechter
    Portfolio Manager

The opinions expressed in this report are those of the portfolio managers and are current only through the end of the period of the report as stated on the cover. These views are subject to change at any time based on market and other conditions, and no forecasts can be guaranteed.

The portfolios are actively managed, and current holdings may be different.

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PERFORMANCE SUMMARY THROUGH 3/31/2003         MFS(R) ALABAMA MUNICIPAL BOND FUND
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The following information illustrates the historical performance of each fund's original share class in comparison to various market indicators. Performance results include the deduction of the maximum applicable sales charge and reflect the percentage change in net asset value, including the reinvestment of dividends and capital gains distributions. Each fund's results have been compared to the average relevant state municipal debt fund tracked by Lipper Inc., an independent firm that reports mutual fund performance. For those states where Lipper does not track state-specific fund performance, we have provided the average "other state" municipal debt fund returns. Each fund's results have also been compared to the Lehman Brother Municipal Bond Index, a broad measure of the municipal bond market. However, while this index is considered the benchmark for the performance of municipal bond funds, it is comprised of municipal bonds issued nationwide, while each of the funds is limited to investing in the bonds of a particular state. Benchmark comparisons are unmanaged and do not reflect any fees or expenses. The performance of other share classes will be greater than or less than the line shown. (See Notes to Performance Summary.) It is not possible to invest directly in an index.

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   MFS Alabama       Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,438             10,992
            "3/97"                   11,835             12,563
            "3/99"                   13,639             14,771
            "3/01"                   15,015             16,371
            "3/03"                   17,031             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A            2/1/1990          10.06%       7.98%      5.57%      5.98%
--------------------------------------------------------------------------------
       B            9/7/1993           9.14%       7.17%      4.79%      5.20%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               4.84%       6.24%      4.55%      5.47%
--------------------------------------------------------------------------------
       B                               5.14%       6.30%      4.45%      5.20%

CUMULATIVE WITHOUT SALES CHARGE
       A                              10.06%      25.90%     31.15%     78.80%
--------------------------------------------------------------------------------
       B
                                       9.14%      23.10%     26.33%     66.03%

COMPARATIVE INDICES

AVERAGE ANNUAL
  Average Alabama municipal debt
  fund(1)                              9.21%       7.51%      4.65%      5.36%
--------------------------------------------------------------------------------

  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003        MFS(R) ARKANSAS MUNICIPAL BOND FUND
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GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   MFS Arkansas      Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,248             10,992
            "3/97"                   11,412             12,563
            "3/99"                   13,138             14,771
            "3/01"                   14,476             16,371
            "3/03"                   16,496             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A            2/3/1992           9.51%       7.97%      5.60%      5.65%
--------------------------------------------------------------------------------
       B            9/7/1993           8.62%       7.12%      4.80%      4.81%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               4.31%       6.23%      4.58%      5.13%
--------------------------------------------------------------------------------
       B
                                       4.62%       6.24%      4.46%      4.81%

CUMULATIVE WITHOUT SALES CHARGE
       A                               9.51%      25.86%     31.33%     73.19%
--------------------------------------------------------------------------------
       B
                                       8.62%      22.91%     26.40%     59.96%


COMPARATIVE INDICES

AVERAGE ANNUAL

  Average "other state" municipal
  debt fund(1)                         7.68%       6.72%      4.56%      5.43%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%

(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003      MFS(R) CALIFORNIA MUNICIPAL BOND FUND
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GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                 MFS California      Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,117             10,992
            "3/97"                   11,409             12,563
            "3/99"                   13,560             14,771
            "3/01"                   14,810             16,371
            "3/03"                   16,765             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A            6/18/1985          9.79%       7.84%      5.67%      5.82%
--------------------------------------------------------------------------------
       B            9/7/1993           8.93%       7.00%      4.84%      4.96%
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       C            1/3/1994           8.78%       6.92%      4.74%      4.90%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               4.58%       6.10%      4.65%      5.30%
--------------------------------------------------------------------------------
       B                               4.93%       6.12%      4.51%      4.96%
--------------------------------------------------------------------------------
       C
                                       7.78%       6.92%      4.74%      4.90%

CUMULATIVE WITHOUT SALES CHARGE
       A                               9.79%      25.41%     31.78%     76.01%
--------------------------------------------------------------------------------
       B                               8.93%      22.50%     26.67%     62.19%
--------------------------------------------------------------------------------
       C                               8.78%      22.22%     26.03%     61.36%

COMPARATIVE INDICES

AVERAGE ANNUAL
  Average California municipal
  debt fund(1)                         8.40%       6.99%      4.82%      5.76%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003         MFS(R) FLORIDA MUNICIPAL BOND FUND
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GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   MFS Florida       Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,267             10,992
            "3/97"                   11,448             12,563
            "3/99"                   13,274             14,771
            "3/01"                   14,495             16,371
            "3/03"                   16,416             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A            2/3/1992           9.40%       7.83%      5.41%      5.59%
--------------------------------------------------------------------------------
       B            9/7/1993           8.64%       6.97%      4.59%      4.73%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               4.21%       6.10%      4.39%      5.08%
--------------------------------------------------------------------------------
       B
                                       4.64%       6.09%      4.26%      4.73%

CUMULATIVE WITHOUT SALES CHARGE
       A                               9.40%      25.39%     30.16%     72.34%
--------------------------------------------------------------------------------
       B                               8.64%      22.42%     25.18%     58.75%


COMPARATIVE INDICES

AVERAGE ANNUAL
  Average Florida municipal
  debt fund(1)                         8.35%       7.03%      4.69%      5.55%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003         MFS(R) GEORGIA MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   MFS Georgia       Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,241             10,992
            "3/97"                   11,392             12,563
            "3/99"                   13,267             14,771
            "3/01"                   14,506             16,371
            "3/03"                   16,436             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A            6/6/1988           9.97%       7.88%      5.38%      5.61%
--------------------------------------------------------------------------------
       B            9/7/1993           9.15%       7.07%      4.61%      4.84%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               4.75%       6.14%      4.36%      5.09%
--------------------------------------------------------------------------------
       B
                                       5.15%       6.19%      4.27%      4.84%


CUMULATIVE WITHOUT SALES CHARGE

       A                               9.97%      25.55%     29.96%     72.56%
--------------------------------------------------------------------------------
       B
                                       9.15%      22.73%     25.28%     60.36%


COMPARATIVE INDICES

AVERAGE ANNUAL
  Average Georgia municipal
  debt fund(1)                         8.57%       7.20%      4.85%      5.76%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003        MFS(R) MARYLAND MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                   MFS Maryland      Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,182             10,992
            "3/97"                   11,216             12,563
            "3/99"                   13,014             14,771
            "3/01"                   14,167             16,371
            "3/03"                   16,028             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A           10/31/1984          9.21%       7.65%      5.26%      5.34%
--------------------------------------------------------------------------------
       B            9/7/1993           8.52%       6.92%      4.57%      4.66%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               4.03%       5.92%      4.24%      4.83%
--------------------------------------------------------------------------------
       B                               4.52%       6.04%      4.23%      4.66%

CUMULATIVE WITHOUT SALES CHARGE
       A                               9.21%      24.75%     29.24%     68.27%
--------------------------------------------------------------------------------
       B                               8.52%      22.24%     25.03%     57.70%


COMPARATIVE INDICES

AVERAGE ANNUAL
  Average Maryland municipal debt
  fund(1)                              8.58%       6.92%      4.77%      5.43%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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PERFORMANCE SUMMARY THROUGH 3/31/2003   MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
--------------------------------------------------------------------------------

GROWTH OF A HYPOTHETICAL $10,000 INVESTMENT

                                MFS Massachusetts    Lehman Brothers
                                 Municipal Bond        Municipal
                                 Fund -- Class A      Bond Index
            "3/93"                  $ 9,525            $10,000
            "3/95"                   10,249             10,992
            "3/97"                   11,443             12,563
            "3/99"                   13,227             14,771
            "3/01"                   14,777             16,371
            "3/03"                   16,342             18,676

TOTAL RETURNS

  Share class    Inception date        1-yr        3-yr       5-yr       10-yr

AVERAGE ANNUAL WITHOUT SALES CHARGE
       A            4/9/1985          10.42%       7.87%      5.37%      5.55%
--------------------------------------------------------------------------------
       B            9/7/1993           9.69%       7.23%      4.70%      4.88%

AVERAGE ANNUAL WITH SALES CHARGE
       A                               5.18%       6.14%      4.35%      5.03%
--------------------------------------------------------------------------------
       B
                                       5.69%       6.35%      4.36%      4.88%

CUMULATIVE WITHOUT SALES CHARGE
       A                              10.42%      25.53%     29.87%     71.56%
--------------------------------------------------------------------------------
       B                               9.69%      23.30%     25.80%     61.11%


COMPARATIVE INDICES

AVERAGE ANNUAL
  Average Massachusetts municipal
  debt fund(1)                         9.12%       7.35%      4.87%      5.68%
--------------------------------------------------------------------------------
  Lehman Brothers Municipal Bond
  Index(2)                             9.89%       8.16%      6.07%      6.45%


(1) Source: Lipper Inc.
(2) Source: Standard & Poor's Micropal, Inc.

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NOTES TO PERFORMANCE SUMMARY AND RISK CONSIDERATIONS
--------------------------------------------------------------------------------

NOTES TO PERFORMANCE SUMMARY

Class A results, including sales charge, reflects the deduction of the maximum 4.75% sales charge. Class B results, including sales charge, reflects the deduction of the applicable contingent deferred sales charge (CDSC), which declines over six years from 4% to 0%.

For those funds listed above that offer Class C shares, Class C results, including sales charge, redeemed within one year from the end of the calendar month of purchase reflects the deduction of the 1% CDSC.

Performance for share classes initially offered after Class A shares includes the performance of the funds" Class A shares for periods prior to their offering. Blended class performance has been adjusted to take into account differences in sales loads, if any, applicable to these share classes, but has not been adjusted to take into account differences in class specific operating expenses (such as Rule 12b-1 fees). Compared to performance these share classes would have experienced had they been offered for the entire period, the use of blended performance generally results in higher performance for share classes with higher operating expenses than the initial share class, and lower performance for share classes with lower operating expenses than the initial share class.

All performance results reflect any applicable expense subsidies and waivers in effect during the periods shown; without these, the results would have been less favorable. See the prospectus and financial statements for details. All results are historical and assume the reinvestment of dividends and capital gains.

INVESTMENT RETURN AND PRINCIPAL VALUE WILL FLUCTUATE, AND SHARES, WHEN REDEEMED, MAY BE WORTH MORE OR LESS THAN THEIR ORIGINAL COST. PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS, AND THE PERFORMANCE SHOWN DOES NOT REFLECT THE DEDUCTION OF TAXES, IF ANY, THAT A SHAREHOLDER WOULD PAY ON FUND DISTRIBUTIONS OR THE REDEMPTION OF FUND SHARES.

MARKET VOLATILITY CAN SIGNIFICANTLY AFFECT SHORT-TERM PERFORMANCE, AND MORE RECENT RETURNS MAY BE DIFFERENT FROM THOSE SHOWN. VISIT WWW.MFS.COM FOR MORE CURRENT PERFORMANCE RESULTS.

RISK CONSIDERATIONS

Investments in high yield or lower-rated securities may provide greater returns but are subject to greater-than-average risk.

Because the portfolios invest in a limited number of companies a change in one security's value may have a more significant effect on the portfolios" value.

A small portion of income may be subject to state, federal and/or alternative minimum tax. Capital gains, if any, are subject to a capital gains tax.

By concentrating in one state, each portfolio is more susceptible to adverse economic, political or regulatory developments affecting that state than is a portfolio that invests more broadly.

These risks may increase share price volatility. Please see the prospectus for details.

This report is prepared for the general information of shareholders. It is authorized for distribution to prospective investors only when preceded or accompanied by a current prospectus.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/03              MFS(R) ALABAMA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 95.9%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 3.1%              Alabama Docks Department Facilities Rev., MBIA, 5.375s, 2017                 $1,000       $1,055,040
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Docks Department Facilities Rev., MBIA, 5.5s, 2022                    1,000        1,071,730
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Port Authority Docks Facility, MBIA, 5.25s, 2026                      1,000        1,023,530
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,150,300
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 11.4%     Hoover, AL, 6s, 2017                                                           $500         $565,255
----------------------------------------------------------------------------------------------------------------------------------
                            Houston County, AL, AMBAC, 6.25s, 2019                                          750          877,642
----------------------------------------------------------------------------------------------------------------------------------
                            Huntsville, AL, 5.5s, 2020                                                    1,000        1,060,750
----------------------------------------------------------------------------------------------------------------------------------
                            Huntsville, AL, Refunding School Warrants Series F, 5s, 2012                  1,000        1,094,270
----------------------------------------------------------------------------------------------------------------------------------
                            Huntsville, AL, Refunding Warrants Series B, 5.25s, 2009                      1,000        1,128,570
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, Capital Improvement & Refunding Warrants
                            Series A, MBIA, 5s, 2023                                                      1,000        1,024,240
----------------------------------------------------------------------------------------------------------------------------------
                            Mobile County, AL, 6s, 2014                                                   1,345        1,549,938
----------------------------------------------------------------------------------------------------------------------------------
                            Russell County, AL, Warrants, AMBAC, 5s, 2017                                 1,000        1,050,640
----------------------------------------------------------------------------------------------------------------------------------
                            Saraland, AL, Warrants, MBIA, 5.25s, 2012                                     1,000        1,116,930
----------------------------------------------------------------------------------------------------------------------------------
                            Tuscaloosa, AL, 5.7s, 2018                                                    1,000        1,113,490
----------------------------------------------------------------------------------------------------------------------------------
                            Tuscaloosa, AL, Warrants, 5s, 2007                                              800          881,016
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $11,462,741
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 7.4%          Birmingham, AL, 5.75s, 2017                                                  $1,000       $1,135,480
----------------------------------------------------------------------------------------------------------------------------------
                            Birmingham, AL, 5.75s, 2019                                                   2,000        2,242,080
----------------------------------------------------------------------------------------------------------------------------------
                            Birmingham, AL, Refunding & Capital Improvement Series B, AMBAC,
                            5.25s, 2022                                                                   1,000        1,062,570
----------------------------------------------------------------------------------------------------------------------------------
                            Birmingham, AL, Refunding Series A, FSA, 5.5s, 2013                           1,140        1,300,079
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery, AL, MBIA, 5.1s, 2021                                              1,005        1,044,054
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                            2017(2)(4)                                                                      500          604,370
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,388,633
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.7%              Bessemer, AL, AMBAC, 5.5s, 2020                                              $2,015       $2,190,507
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, FSA, 5.5s, 2020                                         1,750        1,876,805
----------------------------------------------------------------------------------------------------------------------------------
                            Phenix City, AL, AMBAC, 5.65s, 2021                                           1,500        1,652,115
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,719,427
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Alabama Special Care Facilities Financing Authority (Daughters of
Hospitals - 14.5%           Charity), AMBAC, 5s, 2025                                                    $1,500       $1,546,545
----------------------------------------------------------------------------------------------------------------------------------
                            Baldwin County, AL, Eastern Shore Health Care (Thomas Hospital),
                            6.75s, 2015                                                                     500          514,075
----------------------------------------------------------------------------------------------------------------------------------
                            Birmingham, AL, Baptist Health Systems (Baptist Medical Center),
                            5.625s, 2015                                                                    300          317,169
----------------------------------------------------------------------------------------------------------------------------------
                            Birmingham, AL, Special Care Facilities, AMBAC, 5s, 2016                      1,005        1,082,033
----------------------------------------------------------------------------------------------------------------------------------
                            Cullman, AL, Medical Park South Clinic Board Rev. Series A, 6.5s,
                            2023                                                                          1,000        1,009,490
----------------------------------------------------------------------------------------------------------------------------------
                            DCH Health Care Authority, Health Care Facilities Rev., 5.25s, 2016           1,000        1,024,380
----------------------------------------------------------------------------------------------------------------------------------
                            Houston County, AL, Health Care Authority Rev., AMBAC, 6.125s, 2022           1,000        1,134,950
----------------------------------------------------------------------------------------------------------------------------------
                            Huntsville, AL, Health Care Authority Rev., MBIA, 5s, 2023                    1,000        1,009,240
----------------------------------------------------------------------------------------------------------------------------------
                            Huntsville, AL, Health Care Authority Rev., 5.625s, 2026                        950          957,363
----------------------------------------------------------------------------------------------------------------------------------
                            Lauderdale County & Florence, AL, Health Care Authority Rev.
                            (Coffee Health Group), MBIA, 5.75s, 2014                                      1,000        1,117,630
----------------------------------------------------------------------------------------------------------------------------------
                            Lauderdale County & Florence, AL, Health Care Authority Rev. (Eliza
                            Coffee Memorial Hospital), MBIA, 5.75s, 2008(3)                               1,000        1,158,240
----------------------------------------------------------------------------------------------------------------------------------
                            Marshall County, AL, Health Care Authority Rev. Series A, 5.75s,
                            2032                                                                          1,000        1,010,800
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery, AL, Medical Clinic Board Rev. (Jackson Hospital &
                            Clinic), AMBAC, 5.875s, 2016                                                  1,000        1,103,810
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery, AL, Special Care Facilities Financing Authority Rev.
                            (Baptist Health), FSA, 5.375s, 2019                                           1,150        1,221,564
----------------------------------------------------------------------------------------------------------------------------------
                            Valley, AL, Special Care Facilities Financing Authority Rev.
                            (Lanier Memorial Hospital), 5.65s, 2022                                         475          422,199
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $14,629,488
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    Fairfield, AL, Industrial Development Board, Environmental
1.8%                        Improvement Rev. (USX Corp.), 5.4s, 2016                                       $400         $413,676
----------------------------------------------------------------------------------------------------------------------------------
                            Mobile, AL, Industrial Development Board Improvement Rev.
                            (International Paper Co.), 6.35s, 2016                                          650          687,258
----------------------------------------------------------------------------------------------------------------------------------
                            Phenix City, AL, Industrial Development Board, Environmental
                            Improvement Rev., Refunding (Meadwestvaco Corp.), 6.35s, 2035                   750          742,973
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,843,907
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Butler, AL, Industrial Development Board, (James River Corp.), 8s,
Paper - 1.5%                2028                                                                           $150         $133,229
----------------------------------------------------------------------------------------------------------------------------------
                            Camden, AL, Industrial Development Board, Pollution Control Rev.
                            (Macmillian Bloedel), 7.75s, 2009                                               500          509,940
----------------------------------------------------------------------------------------------------------------------------------
                            Mobile, AL, Industrial Development Board Rev. (International Paper
                            Co.),
                            6.45s, 2019                                                                     350          364,437
----------------------------------------------------------------------------------------------------------------------------------
                            Selma, AL, Industrial Development Board Rev. (International Paper
                            Co.),
                            6.7s, 2018                                                                      500          530,245
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,537,851
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Mobile County, AL, Industrial Development Board Rev. (Ipsco, Inc.),
Metals - 0.5%               6.875s, 2030                                                                   $500         $512,635
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -     Birmingham, AL, Downtown Redevelopment Authority Rev. (Social
Other - 3.9%                Security Administration Building), 12.5s, 2010                               $2,005       $2,762,629
----------------------------------------------------------------------------------------------------------------------------------
                            East Central, AL, Industrial Development Authority Rev., AMBAC,
                            5.4s, 2015                                                                    1,000        1,138,690
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,901,319
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Alabama Housing Finance Authority, Multi-Family Residential
Revenue - 2.7%              Development Rev. (South Bay Apartments), FNMA, 5.875s, 2021                    $960       $1,007,031
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Housing Finance Authority, Multi-Family Residential
                            Development Rev. (St. Jude), FHA, 7.25s, 2023                                 1,220        1,241,167
----------------------------------------------------------------------------------------------------------------------------------
                            Birmingham, AL, Multi-Family Housing Rev. (Beaconview Apartments),
                            8s, 2030(1)                                                                     395          246,843
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Housing Finance Corp., Multi-Family Mortgage Rev., LOC,
                            7.5s, 2015                                                                      260          261,313
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,756,354
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Alabama Housing Finance Authority, Single Family Mortgage Rev.,
Revenue - State - 3.6%      GNMA, 6.55s, 2014                                                              $685         $709,502
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                            5.7s, 2015                                                                    1,015        1,066,410
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Housing Finance Authority, Single Family Mortgage Rev.,
                            GNMA, 5.4s, 2022                                                                960          981,245
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Housing Finance Authority, Single Family Mortgage Rev.
                            Collateral Home Mortgage Bond Program Loan Series B, 5.15s, 2019                810          831,416
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,588,573
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 7.4%        Alabama Building Renovation Authority, AMBAC, 6s, 2014                       $1,515       $1,773,201
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Public School & College, Capital Improvement, FSA, 5.125s,
                            2013                                                                          1,000        1,091,710
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Public School & College, Capital Improvement, 5.75s, 2017             1,000        1,133,580
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Public School & College, Capital Improvement, 5.75s, 2018             1,035        1,165,793
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, Board of Education, FSA, 5.8s, 2020                       865          960,444
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013(2)(4)               500          647,720
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016(2)(4)               500          648,300
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,420,748
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.0%          Territory of Virgin Islands, Public Finance Authority, ASST GTY,
                            5.5s, 2018                                                                   $1,000       $1,028,420
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                            $750         $688,928
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Alabama Board of Education Rev. (Shelton State Community College),
3.5%                        MBIA, 6s, 2004(3)                                                            $1,000       $1,091,790
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Public Schools & Colleges, 5s, 2019                                     500          520,710
----------------------------------------------------------------------------------------------------------------------------------
                            Auburn University, Alabama General Fee Rev., AMBAC, 5.25s, 2016                 750          823,358
----------------------------------------------------------------------------------------------------------------------------------
                            Auburn University, Alabama University Rev., Capital Appreciation
                            Athletic Series A, FSA, 0s, 2012                                              1,600        1,115,536
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,551,394
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 9.2%                DeKalb & Cherokee County, AL, Gas Rev., AMBAC, 5.4s, 2016                    $2,000       $2,173,580
----------------------------------------------------------------------------------------------------------------------------------
                            Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2013(2)(4)                     500          595,390
----------------------------------------------------------------------------------------------------------------------------------
                            Guam Power Authority Rev., RITES, AMBAC, 8.435s, 2018(2)(4)                   4,500        4,941,630
----------------------------------------------------------------------------------------------------------------------------------
                            Southeast Alabama Gas District Systems Rev., AMBAC, 5.5s, 2020                1,000        1,089,970
----------------------------------------------------------------------------------------------------------------------------------
                            Tuskegee, AL, Utilities Board, AMBAC, 5.5s, 2022                                400          423,692
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,224,262
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 18.0%             Alabama Drinking Water Finance Authority, AMBAC, 5.75s, 2018                 $1,000       $1,121,550
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Drinking Water Finance Authority, AMBAC, 6s, 2021                       725          822,715
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Water Pollution Control Authority, AMBAC, 5.5s, 2016                  1,000        1,088,490
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Water Pollution Control Authority, AMBAC, 5.75s, 2019                 1,000        1,116,440
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Water Pollution Control Authority, AMBAC, 5.5s, 2020                  1,380        1,492,856
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Water Pollution Control Authority, Refunding Revolving Fund
                            Loan Series B, AMBAC, 5.25s, 2010                                             1,000        1,129,500
----------------------------------------------------------------------------------------------------------------------------------
                            Alabama Water Pollution Control Authority, Revolving Fund Loan
                            Series A, AMBAC, 5s, 2009                                                       500          559,380
----------------------------------------------------------------------------------------------------------------------------------
                            Bessemer, AL, Water Rev., AMBAC, 5.75s, 2026                                  1,000        1,093,370
----------------------------------------------------------------------------------------------------------------------------------
                            Jasper, AL, Waterworks & Sewer Board, AMBAC, 5.2s, 2020                         750          792,113
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, Sewer Rev., FGIC, 5.7s, 2019                            1,000        1,104,680
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, Sewer Rev. Capital Improvement Warrants
                            Series A, FGIC, 5.375s, 2009(3)                                               1,000        1,143,140
----------------------------------------------------------------------------------------------------------------------------------
                            Limestone County, AL, Water Authority Rev., FGIC, 5.5s, 2026                  2,650        2,764,533
----------------------------------------------------------------------------------------------------------------------------------
                            Madison, AL, Water & Waste Board, MBIA, 5.5s, 2019                            1,000        1,088,260
----------------------------------------------------------------------------------------------------------------------------------
                            Mobile, AL, Water & Sewer Commission, FGIC, 5s, 2011                          1,570        1,728,743
----------------------------------------------------------------------------------------------------------------------------------
                            Mobile, AL, Water & Sewer Commission, FGIC, 5.25s, 2016                       1,000        1,094,020
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $18,139,790
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $88,749,288)                                                                 $96,544,770
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.6%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (Exxon Corp.),
                            due 04/01/03                                                                   $200         $200,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AL, Sewer Rev., due 04/02/03                                  765          765,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                         50           50,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $1,615,000)                                                        $1,615,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $90,364,288)                                                                     $98,159,770
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 2.5%                                                                                  2,477,656
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $100,637,426
----------------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/03             MFS(R) ARKANSAS MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 93.8%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 1.3%              Little Rock, AR, Airport Rev., FSA, 5.25s, 2019                                $800         $833,728
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Island Port Authority Marine Rev., Series A, FSA, 5.25s,
                            2018                                                                          1,000        1,060,820
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,894,548
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 2.3%      Arkansas, Federal Highway Grant Anticipation, Series A, 5.25s, 2011            $570         $638,326
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas, Federal Highway Grant Anticipation, Series A, 5.5s, 2011              850          953,870
----------------------------------------------------------------------------------------------------------------------------------
                            Sebastian County, AR, Refunding & Improvement, AMBAC, 5.6s, 2007(3)           1,500        1,710,225
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,302,421
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 8.2%          Arkansas, Federal Highway Grant Anticipation Tax Rev., 5s, 2014              $1,500       $1,638,300
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, RITES, 9.493s, 2019(2)(4)                        1,250        1,507,925
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Puerto Rico, RITES, MBIA, 9.993s, 2020(2)(4)                  3,000        4,038,060
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                            2017(2)(4)                                                                      735          888,424
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                            2018(2)(4)                                                                    3,250        3,986,710
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,059,419
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 5.7%              Arkansas College Savings, 0s, 2012                                           $1,200         $837,108
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas College Savings, 0s, 2013                                            1,000          662,130
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas College Savings, 0s, 2014                                            1,150          726,467
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas College Savings, 0s, 2015                                            1,600          960,848
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas College Savings, 0s, 2017                                            1,840          988,411
----------------------------------------------------------------------------------------------------------------------------------
                            Little Rock, AR, School District, FSA, 5s, 2017                               1,000        1,054,320
----------------------------------------------------------------------------------------------------------------------------------
                            Little Rock, AR, School District, FSA, 5.4s, 2017                             1,000        1,082,860
----------------------------------------------------------------------------------------------------------------------------------
                            Little Rock, AR, School District Refunding, Series B, FSA, 5.25s,
                            2009                                                                            500          559,665
----------------------------------------------------------------------------------------------------------------------------------
                            Little Rock, AR, School District, Series A, FSA, 5.5s, 2005                     490          524,922
----------------------------------------------------------------------------------------------------------------------------------
                            Rogers, AR, School District, Number 030, Refunding & Construction,
                            Series A, AMBAC, 5s, 2027                                                     1,000        1,015,010
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,411,741
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Arkansas Development Finance Authority, Health Facilities Rev.
Hospitals - 11.4%           (Sisters of Mercy), MBIA, 5s, 2013                                           $4,340       $4,769,964
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, Health Facilities Rev.
                            (Sisters of Mercy), MBIA, 5s, 2019                                            4,000        4,088,000
----------------------------------------------------------------------------------------------------------------------------------
                            Baxter County, AR, Hospital Rev., 5.6s, 2021                                  1,500        1,514,670
----------------------------------------------------------------------------------------------------------------------------------
                            Crittenden County, AR, 7.15s, 2025                                              750          826,695
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AR, Hospital Rev., 5.8s, 2021                               1,000        1,040,960
----------------------------------------------------------------------------------------------------------------------------------
                            Little Rock, AR, Health Facilities Board (Baptist Medical Center),
                            6.9s, 2009                                                                      400          472,344
----------------------------------------------------------------------------------------------------------------------------------
                            North Little Rock, AR, Baptist Health Facilities, 5.7s, 2022                    500          517,955
----------------------------------------------------------------------------------------------------------------------------------
                            Pulaski County, AR, Hospital Rev. Refunding, Arkansas Childrens
                            Hospital, Series B, 5.25s, 2015                                                 500          519,285
----------------------------------------------------------------------------------------------------------------------------------
                            Pulaski County, AR, Hospital Rev. Refunding, Arkansas Childrens
                            Hospital, Series B, 5.25s, 2016                                               1,000        1,031,380
----------------------------------------------------------------------------------------------------------------------------------
                            Sebastian County, AR, Health Facilities Improvement, Sparks
                            Regional Medical Center, Series A, 5s, 2015                                    $950         $972,315
----------------------------------------------------------------------------------------------------------------------------------
                            Sebastian County, AR, Health Facilities Improvement, Sparks
                            Regional Medical Center, Series A, 5.25s, 2021                                1,000        1,010,220
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,763,788
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long
Term Care - 1.0%            Arkansas Development Finance Authority, AMBAC, 5.375s, 2019                  $1,315       $1,425,986
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Arkansas State Development Finance Authority, Industrial Facilities
Other - 0.9%                Rev. (Potlatch Corp.), 7.75s, 2025                                             $250         $247,760
----------------------------------------------------------------------------------------------------------------------------------
                            Jonesboro, AR, Industrial Development Rev., Anheuser Busch Project,
                            4.6s, 2012                                                                    1,000        1,036,060
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,283,820
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Camden, AR, Environmental Improvement Rev. (International Paper
Paper - 1.1%                Co.), 7.625s, 2018                                                           $1,000       $1,058,730
----------------------------------------------------------------------------------------------------------------------------------
                            Pine Bluff, AR, Environmental Improvement Rev. (International Paper
                            Co.), 6.7s, 2020                                                                300          321,909
----------------------------------------------------------------------------------------------------------------------------------
                            Pine Bluff, AR, Environmental Improvement Rev. (International Paper
                            Co.), 5.55s, 2022                                                               250          250,858
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,631,497
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Fort Smith, AR, Residential Housing Gorman Towers, Series A, GNMA,
Revenue - 2.1%              5.45s, 2037                                                                  $1,000       $1,023,180
----------------------------------------------------------------------------------------------------------------------------------
                            Pulaski County, AR, Public Facilities Board Rev., GNMA, 5.75s, 2034           1,935        1,993,089
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,016,269
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Harrison, AR, Residential Housing Facilities Board, FGIC, 7.4s,
Revenue - Local - 7.3%      2011                                                                         $4,000       $5,097,800
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County, AR, Health Care & Residential Facilities Board,
                            7.25s, 2011                                                                     185          186,750
----------------------------------------------------------------------------------------------------------------------------------
                            Lonoke County, AR, Residential Housing Facilities Board, FNMA,
                            7.9s, 2011                                                                      264          281,183
----------------------------------------------------------------------------------------------------------------------------------
                            Mississippi County, AR, Public Facilities Board, Mortgage Rev.,
                            7.2s, 2010                                                                      295          296,092
----------------------------------------------------------------------------------------------------------------------------------
                            North Little Rock, AR, Residential Housing Facilities Board, 0s,
                            2010                                                                          2,863        1,690,029
----------------------------------------------------------------------------------------------------------------------------------
                            Pulaski County, AR, Public Facilities Board Rev., FNMA, 0s, 2014              2,750        1,608,145
----------------------------------------------------------------------------------------------------------------------------------
                            Sherwood, AR, Residential Housing, Facilities Board Single Family
                            Rev., MBIA, 7.5s, 2010(3)                                                     1,250        1,598,325
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,758,324
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 8.7%      Arkansas Development Finance Authority, 5.3s, 2023                             $930         $968,753
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, Mortgage Backed Securities
                            Program, Series C, GNMA, 5.35s, 2027                                          2,000        2,020,700
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, Single Family Mortgage
                            Rev., GNMA, 6.7s, 2027                                                        2,070        2,169,049
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, Single Family Mortgage
                            Rev., GNMA, 7.45s, 2027                                                         590          613,323
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Finance Authority, 5.85s, 2024                                       1,685        1,799,900
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Finance Authority, Single Family Housing, GNMA, 5.3s, 2033             845          853,476
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Finance Authority Rev., Mortgage Backed Securities
                            Program, Series B, GNMA, 4.45s, 2034                                          2,000        2,052,780
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Housing Development Agency, Single Family Mortgage Rev.,
                            8.375s, 2011                                                                  1,000        1,351,560
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas State Development Finance Authority Single Family,
                            Mortgage Backed Securities Program, Series B, 5s, 2029                          335          331,623
----------------------------------------------------------------------------------------------------------------------------------
                            West Memphis, AR, Public Facilities Board, Mortgage Rev., AMBAC,
                            0s, 2011                                                                      1,090          655,722
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,816,886
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 2.6%        Arkansas Development Finance Authority, 0s, 2011                             $1,525         $810,629
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, AMBAC, 5.8s, 2020                       500          540,100
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas State Development Finance Authority Economic Development
                            Rev., ADFA Guaranty Program Series B, 5s, 2018                                  175          177,471
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Buildings Authority Rev., Refunding Government
                            Facilities Series F, XLCA, 5.25s, 2025                                        2,000        2,215,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,744,000
----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue -
2.0%                        Arkansas Student Loan Authority Rev., 6.75s, 2006                              $765         $771,602
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Student Loan Authority Rev., 6.25s, 2010                             2,000        2,129,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,901,402
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 3.1%          Little Rock, AR, Hotel & Restaurant, Gross Receipts Tax Rev.,
                            7.375s, 2015                                                                 $2,790       $3,531,415
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands, Public Finance Authority Rev., 5.5s, 2022                     1,000        1,012,220
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,543,635
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%              Arkansas Development Finance Authority, Tobacco Settlement Rev.,
                            Biosciences Institute College, 5.125s, 2028                                    $500         $462,725
----------------------------------------------------------------------------------------------------------------------------------
                            Childrens Trust Fund, Settlement Rev., 5.375s, 2033                             500          459,285
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $922,010
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    Commonwealth of Puerto Rico, Highway & Transportation Authority,
Tax - 1.5%                  MBIA, 5.875s, 2021                                                           $2,000       $2,261,040
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
3.6%                        Conway, AR, Public Facilities Rev. (Hendrix College), 5.85s, 2016            $1,000       $1,067,500
----------------------------------------------------------------------------------------------------------------------------------
                            Siloam Springs, AR, Public Education Facilities (John Brown
                            University), AMBAC, 5.35s, 2020                                                 500          535,325
----------------------------------------------------------------------------------------------------------------------------------
                            University of Arkansas University Rev., Various Facility
                            Fayetteville Campus, FGIC, 5s, 2027                                           2,000        2,034,200
----------------------------------------------------------------------------------------------------------------------------------
                            University of Arkansas University Rev., Various Facility
                            Fayetteville Campus, FGIC, 5s, 2032                                             500          506,615
----------------------------------------------------------------------------------------------------------------------------------
                            University of Arkansas University Rev., Various Facility,
                            Fayetteville Campus, Series A, FSA, 5s, 2008                                  1,035        1,161,332
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,304,972
----------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormatories - 2.3%          Arkansas State University, Housing Systems, AMBAC, 5.15s, 2021               $1,240       $1,294,907
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Tech University, Housing Systems, AMBAC, 5.2s, 2026                  1,000        1,042,350
----------------------------------------------------------------------------------------------------------------------------------
                            Pope County, AR, Residential Housing Facilities Board (Arkansas
                            Tech University), 6s, 2027                                                    1,000          987,480
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,324,737
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor        Jefferson County, AR, Pollution Control Rev. (Arkansas Power &
Owned - 7.4%                Light), 6.3s, 2018                                                           $1,050       $1,082,539
----------------------------------------------------------------------------------------------------------------------------------
                            North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2010                        2,000        2,389,680
----------------------------------------------------------------------------------------------------------------------------------
                            North Little Rock, AR, Electric Rev., MBIA, 6.5s, 2015                        6,000        7,312,260
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,784,479
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 0.3%                Benton, AR, Utilities Rev., AMBAC, 5s, 2030                                    $470         $475,377
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility     Arkansas Community Water Systems Public Refunding, Series B, MBIA,
Revenue - 20.4%             5s, 2017                                                                     $1,400       $1,489,712
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, 5.5s, 2018                            1,750        2,033,220
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, Economic Development Rev.,
                            AMBAC, 5.65s, 2014                                                              375          404,535
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority, Revolving Loan Fund, 5.85s,
                            2006(3)                                                                       2,130        2,420,362
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority Waste, Refunding Revolving
                            Loan Fund, Series A, 5s, 2011                                                 1,000        1,108,890
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas Development Finance Authority Waste, Refunding Revolving
                            Loan Fund, Series A, 5s, 2012                                                 1,500        1,674,630
----------------------------------------------------------------------------------------------------------------------------------
                            Arkansas State Development Finance Authority Waste, Refunding
                            Revolving Loan Fund, Series A, 5.5s, 2015                                     1,500        1,724,700
----------------------------------------------------------------------------------------------------------------------------------
                            Fort Smith, AR, AMBAC, 5.65s, 2019                                            1,000        1,110,410
----------------------------------------------------------------------------------------------------------------------------------
                            Fort Smith, AR, Water & Sewer Rev., MBIA, 6s, 2004(3)                         2,250        2,381,692
----------------------------------------------------------------------------------------------------------------------------------
                            Fort Smith, AR, Water & Sewer Rev., Refunding & Construction.,
                            Series A, FSA, 5s, 2019                                                       2,125        2,234,990
----------------------------------------------------------------------------------------------------------------------------------
                            Fort Smith, AR, Water & Sewer Rev., Refunding & Construction.,
                            Series A, FSA, 5s, 2021                                                       2,250        2,332,305
----------------------------------------------------------------------------------------------------------------------------------
                            Fort Smith, AR, Water & Sewer Rev., Series C, FSA, 5.25s, 2020                1,315        1,417,346
----------------------------------------------------------------------------------------------------------------------------------
                            Fort Smith, AR, Water & Sewer Rev., FSA, 5s, 2008                             1,000        1,118,720
----------------------------------------------------------------------------------------------------------------------------------
                            Little Rock, AR, Sewer Rev., 5s, 2022                                         1,750        1,805,458
----------------------------------------------------------------------------------------------------------------------------------
                            Paragould, AR, Water & Sewer Rev., AMBAC, 5.6s, 2020                            765          832,488
----------------------------------------------------------------------------------------------------------------------------------
                            South Sebastian County, AR, Water Users Assn., 5.95s, 2016                    2,425        2,443,624
----------------------------------------------------------------------------------------------------------------------------------
                            South Sebastian County, AR, Water Users Assn., 6.15s, 2023                    1,000        1,008,000
----------------------------------------------------------------------------------------------------------------------------------
                            South Sebastian County, AR, Water Users Assn., Refunding, MBIA, 5s,
                            2038                                                                          1,000        1,008,870
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands Water & Power Authority Rev., ASST GTY, 5.3s, 2018             1,250        1,343,925
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $29,893,877
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $125,166,570)                                                               $137,520,228
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 5.6%
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority Rev. (Shell Oil),
                            due 04/01/03                                                                   $100         $100,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (Exxon Corp.),
                            due 04/01/03                                                                    200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            Harris County, TX, Industrial Development Corp., Pollution Control
                            Rev. (Exxon Corp.), due 04/01/03                                                300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Illinois Educational Facilities Authority Rev., University Chicago
                            Hospital, due 04/01/03                                                        2,100        2,100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        600          600,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority Jameson Memorial Hospital,
                            due 04/02/03                                                                    300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 549          549,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, Municipal Water & Sewer Finance Authority Rev.,
                            due 04/01/03                                                                  1,400        1,400,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, Job Development Authority Rev., due 04/01/03                      500          500,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                    150          150,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                    1,200        1,200,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        750          750,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $8,149,000)                                                        $8,149,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $133,315,570)                                                                   $145,669,228
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.6%                                                                                    901,041
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $146,570,269
----------------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/03           MFS(R) CALIFORNIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 98.5%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 6.4%              Long Beach, CA, Harbor Rev., FGIC, 6s, 2017                                  $2,570       $3,052,518
----------------------------------------------------------------------------------------------------------------------------------
                            Long Beach, CA, Harbor Rev., FGIC, 5.25s, 2018                                3,500        3,725,540
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Department of Airport Rev. (Ontario International
                            Airport), FGIC, 6s, 2017                                                      4,100        4,522,546
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Harbor Department Rev., 5.375s, 2023                         3,000        3,110,310
----------------------------------------------------------------------------------------------------------------------------------
                            Port Oakland, CA, Port Rev., "K", FGIC, 5.75s, 2020                           4,000        4,353,200
----------------------------------------------------------------------------------------------------------------------------------
                            San Francisco, CA, City & County Airport Commission, International
                            Airport Rev., FSA, 5.5s, 2013                                                 3,850        4,200,773
----------------------------------------------------------------------------------------------------------------------------------
                            San Francisco, CA, City & County Airport Commission, International
                            Airport Rev., FSA, 5s, 2018                                                   3,000        3,110,760
----------------------------------------------------------------------------------------------------------------------------------
                            San Francisco, CA, City & County Airport Commission, International
                            Airport Rev., FGIC, 6.5s, 2019                                                4,000        4,258,000
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $30,333,647
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 4.2%      State of California, 10s, 2007                                               $1,055       $1,371,859
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, AMBAC, 7.2s, 2008                                        1,600        1,936,464
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, AMBAC, 6.3s, 2010                                        3,000        3,594,480
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, AMBAC, 7s, 2010                                          2,000        2,485,280
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, 5s, 2015                                                 1,000        1,046,450
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, 5s, 2021                                                 2,500        2,531,600
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, 5s, 2022                                                 2,000        2,017,080
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, 5.5s, 2016                                               3,000        3,231,750
----------------------------------------------------------------------------------------------------------------------------------
                            State of California, RITES, 9.855s, 2017(2)(4)                                1,250        1,488,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $19,703,763
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.8%          Los Angeles, CA, RITES, 8.901s, 2014(2)(4)                                   $5,405       $6,778,086
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Commonwealth, Rol Series Ii R 124B, RITES, XLCA, 8.05s,
                            2017(2)(4)                                                                    1,500        1,959,870
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Commonwealth, Rol Series Ii R 184 C, RITES, FGIC, 8.2s,
                            2020(2)(4)                                                                    3,300        4,368,144
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $13,106,100
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -       Antelope Valley California Union High School, Series A, MBIA, 5s,
Schools - 17.0%             2027                                                                         $1,500       $1,528,350
----------------------------------------------------------------------------------------------------------------------------------
                            Butte Glenn Community College, Series A, MBIA, 5s, 2026                       1,885        1,929,920
----------------------------------------------------------------------------------------------------------------------------------
                            Campbell, CA (Union High School), FSA, 5s, 2021                               1,280        1,335,923
----------------------------------------------------------------------------------------------------------------------------------
                            Capistrano, CA, Unified School District, FGIC, 5.875s, 2020                   1,185        1,326,619
----------------------------------------------------------------------------------------------------------------------------------
                            Centinela Valley California Union High School, Series A, MBIA,
                            5.25s, 2031                                                                   2,210        2,385,430
----------------------------------------------------------------------------------------------------------------------------------
                            Centinela Valley California Union High School, Election 2000,
                            Series C, FGIC, 5.2s, 2032                                                    1,000        1,037,620
----------------------------------------------------------------------------------------------------------------------------------
                            Chaffey California Union High School District, Series C, FSA, 5s,
                            2027                                                                          1,000        1,018,550
----------------------------------------------------------------------------------------------------------------------------------
                            Colton California Joint Unified School District, Series A, FGIC,
                            5.375s, 2026                                                                  1,200        1,280,904
----------------------------------------------------------------------------------------------------------------------------------
                            Coronada, CA, Unified School District, 5.7s, 2020                             1,285        1,411,573
----------------------------------------------------------------------------------------------------------------------------------
                            Escondido California Union School District, Series A, FSA, 5s, 2026           1,000        1,021,890
----------------------------------------------------------------------------------------------------------------------------------
                            Fresno, CA, Unified School District, MBIA, 5.9s, 2019                         1,960        2,332,282
----------------------------------------------------------------------------------------------------------------------------------
                            Glendale, CA, Unified School District, FSA, 5.5s, 2018                        4,275        4,716,436
----------------------------------------------------------------------------------------------------------------------------------
                            Inglewood, CA, Unified School District, FGIC, 6s, 2019                        1,695        1,953,877
----------------------------------------------------------------------------------------------------------------------------------
                            Little Lake, CA, City School District, FSA, 6.125s, 2025                      1,035        1,170,171
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Unified School District, Election Of 1997, Series
                            E, MBIA, 5.125s, 2027                                                         5,000        5,170,200
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Unified School District, RITES, FSA, 8.901s,
                            2020(2)(4)                                                                    5,000        5,750,100
----------------------------------------------------------------------------------------------------------------------------------
                            Manhattan Beach, CA, Election Of 2000, FGIC, 5.625s, 2018                     2,165        2,422,895
----------------------------------------------------------------------------------------------------------------------------------
                            Manhattan Beach, CA, Election Of 2000, FGIC, 5.625s, 2019                     1,405        1,567,025
----------------------------------------------------------------------------------------------------------------------------------
                            Manhattan Beach, CA, Election Of 2000, FGIC, 0s, 2020                         2,415        1,015,169
----------------------------------------------------------------------------------------------------------------------------------
                            Montebello, CA, Unified School District, FSA, 5s, 2019                        1,135        1,195,825
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan Hill, CA, Unified School District, FGIC, 5.5s, 2020                    2,545        2,780,743
----------------------------------------------------------------------------------------------------------------------------------
                            Oceanside, CA, Unified School District, Election of 2000, Series C,
                            MBIA, 5.25s, 2032                                                             1,940        2,020,258
----------------------------------------------------------------------------------------------------------------------------------
                            Rowland, CA, Unified School District, FSA, 5.5s, 2020                         1,250        1,366,838
----------------------------------------------------------------------------------------------------------------------------------
                            Sacramento, CA, School District, 5.875s, 2020(3)                              2,075        2,492,905
----------------------------------------------------------------------------------------------------------------------------------
                            San Diego, CA, Unified School District, Series C, FSA, 5s, 2026               4,150        4,248,231
----------------------------------------------------------------------------------------------------------------------------------
                            San Gabriel, CA, Unified School District, Series A, FSA, 5s, 2024             2,000        2,049,860
----------------------------------------------------------------------------------------------------------------------------------
                            San Jose & Evergreen, CA, FGIC, 5.5s, 2020                                    1,425        1,547,664
----------------------------------------------------------------------------------------------------------------------------------
                            San Ysidro, CA, School District, AMBAC, 6.125s, 2021                            960        1,108,109
----------------------------------------------------------------------------------------------------------------------------------
                            Santa Clara, CA, Unified School District, FGIC, 5.5s, 2019                    2,210        2,426,005
----------------------------------------------------------------------------------------------------------------------------------
                            Santa Maria, CA (Joint Union High School), FSA, 5.375s, 2020                  1,120        1,237,455
----------------------------------------------------------------------------------------------------------------------------------
                            Santa Maria, CA (Joint Union High School), FSA, 5.375s, 2021                  1,210        1,326,051
----------------------------------------------------------------------------------------------------------------------------------
                            Sweetwater, CA (Union High School), FSA, 5s, 2020                             1,715        1,802,396
----------------------------------------------------------------------------------------------------------------------------------
                            Sweetwater, CA (Union High School), FSA, 5s, 2021                             2,750        2,883,100
----------------------------------------------------------------------------------------------------------------------------------
                            Tehachapi, CA, Unified School District, FGIC, 5.625s, 2020                    1,100        1,214,620
----------------------------------------------------------------------------------------------------------------------------------
                            Visalia, CA, Utility Systems Department, Certificates of
                            Participation, MBIA, 0s, 2005                                                 4,655        4,452,321
----------------------------------------------------------------------------------------------------------------------------------
                            Vista, CA, Unified School District, Series A, FSA, 5s, 2023                   3,000        3,088,530
----------------------------------------------------------------------------------------------------------------------------------
                            Walnut Valley, CA, AMBAC, 6s, 2011                                            1,600        1,891,056
----------------------------------------------------------------------------------------------------------------------------------
                            Washington, CA, Unified School District, FGIC, 5.625s, 2021                   1,000        1,105,030
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $80,611,931
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  California Health Facilities Financing (Paradise Valley Estates),
Term Care - 0.5%            5.125s, 2022                                                                 $1,000         $993,310
----------------------------------------------------------------------------------------------------------------------------------
                            Louisiana Verne, CA, Certificates Participation (Brethren Hillcrest
                            Homes), Series B, 6.625s, 2025                                                1,000        1,000,250
----------------------------------------------------------------------------------------------------------------------------------
                            Millbrae, CA, Residential Facility (Magnolia of Millbrae), 7.375s,
                            2027                                                                            495          510,657
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,504,217
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Abag, CA, Public Finance Authority Rev. (Rhoda Haas Goldman Plaza),
Other - 0.5%                5.125s, 2015                                                                 $2,000       $2,088,560
----------------------------------------------------------------------------------------------------------------------------------
Health/Hospitals - 6.5%     California Health Facilities Financing Authority Rev., 5.25s, 2018           $1,000       $1,044,160
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority (Childrens
                            Hospital Los Angeles), 5.125s, 2019                                           4,000        4,089,560
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority (Kaiser
                            Permanente), Series A, 5.5s, 2032                                             2,000        2,012,680
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority (Memorial
                            Health Services), Series A, 6s, 2023                                          1,500        1,576,905
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority (St. Joseph's
                            Hospital), 6.625s, 2021(3)                                                    2,000        2,176,400
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority, Certificates
                            of Participation, CHFC, 0s, 2007                                              3,645        3,285,056
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority, Certificates
                            of Participation, CHFC, 0s, 2008                                              6,345        5,507,651
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority, Series B,
                            5.625s, 2042                                                                  4,000        4,066,960
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority Rev. (Henry
                            Mayo Newhall Memorial Hospital), 5s, 2018                                     2,000        2,042,640
----------------------------------------------------------------------------------------------------------------------------------
                            Central California Joint Powers Health Financing, Community
                            Hospitals of Central California, 5.625s, 2021                                 1,000          998,450
----------------------------------------------------------------------------------------------------------------------------------
                            Corona, CA, Certificates of Participation (Corona Community
                            Hospital), 8s, 2015(3)                                                          585          658,856
----------------------------------------------------------------------------------------------------------------------------------
                            Riverside County, CA (Riverside County Hospital), MBIA, 5s, 2019              1,000        1,051,790
----------------------------------------------------------------------------------------------------------------------------------
                            Tahoe Forest, CA, Hospital District Rev., 5.85s, 2022                         1,000        1,006,500
----------------------------------------------------------------------------------------------------------------------------------
                            Washington Township, CA, Health Care Rev., 5s, 2018                           1,000          998,760
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $30,516,368
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.4%       California Statewide Community Development Authority, 7.125s, 2016           $1,900       $1,899,316
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    California Pollution Control Financing Authority, Pollution Control
0.6%                        Rev. (Laidlaw, Inc.), 6.7s, 2007                                             $2,750          $20,625
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority, Solid Waste
                            Disposal Rev. (Browning Ferris, Inc.), 5.8s, 2016                             2,000        1,852,220
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Developement Authority, Disposal
                            Republic Services, Series A, 4.95s, 2012                                      1,000          995,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,867,995
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        California Pollution Control, Financing Authority Rev. (Frito-Lay,
Other - 0.2%                Inc.), 6.375s, 2004                                                          $1,025       $1,041,041
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Los Angeles County, CA Certificates, Antelope Valley Courthouse Set
Paper - 1.1%                A, AMBAC, 5.25s, 2027                                                        $3,000       $3,119,700
----------------------------------------------------------------------------------------------------------------------------------
                            Sacramento, CA, City Financing Authority, City Hall & Redevelopment
                            Projects Series A, FSA, 5s, 2032                                              2,000        2,038,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,158,560
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &
Tourism - 0.6%              DelMar, CA, Race Track Authority, 6.2s, 2011                                 $1,365       $1,470,392
----------------------------------------------------------------------------------------------------------------------------------
                            DelMar, CA, Race Track Authority, 6.45s, 2013                                 1,350        1,353,861
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,824,253
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 2.3%                California Infrastructure & Economic Development, MBIA, 5.5s, 2019           $1,000       $1,096,860
----------------------------------------------------------------------------------------------------------------------------------
                            California State Department Water Resources, Series A, XLCA,
                            5.375s, 2017                                                                  3,000        3,304,410
----------------------------------------------------------------------------------------------------------------------------------
                            California State Department Water Resources Power, Series A, 5.75s,
                            2017                                                                          3,000        3,293,100
----------------------------------------------------------------------------------------------------------------------------------
                            South Coast Air Quality Management District Rev., AMBAC, 0s, 2005             3,480        3,347,099
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $11,041,469
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 4.2%              California Housing Finance Agency Rev., 6.7s, 2015                           $2,750       $2,788,115
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority Rev. (Irvine
                            Apartments), 5.1s, 2025                                                       2,000        2,115,040
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority Rev. (Irvine
                            Apartments), 5.25s, 2025                                                      6,000        6,340,020
----------------------------------------------------------------------------------------------------------------------------------
                            Palmdale, CA, Multi-Family Housing Rev., FNMA, 7.375s, 2024                   1,000        1,031,710
----------------------------------------------------------------------------------------------------------------------------------
                            San Bernardino County, CA, Housing Authority Rev. (Equity
                            Residential Redlands), 5.2s, 2029                                             3,000        3,205,950
----------------------------------------------------------------------------------------------------------------------------------
                            Yolo County, CA, Housing Authority Mortgage Rev. (Walnut Park
                            Apartments), FHA, 7.2s, 2033                                                  4,130        4,277,730
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $19,758,565
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.3%              San Francisco, CA, Union Square, MBIA, 6s, 2020                              $1,000       $1,150,860
----------------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax
Revenue - 0.3%              Contra Costa, CA, Sales Tax Rev., 6.875s, 2007                               $1,350       $1,524,649
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - Local - 1.4%      California Rural Home Mortgage Finance Authority, GNMA, 6.35s, 2029            $710         $737,356
----------------------------------------------------------------------------------------------------------------------------------
                            California Rural Home Mortgage Finance Authority Rev., GNMA, 7.3s,
                            2031                                                                            380          422,758
----------------------------------------------------------------------------------------------------------------------------------
                            Pomona, CA, Single Family Mortgage Rev., GNMA, 7.375s, 2010                   1,905        2,261,368
----------------------------------------------------------------------------------------------------------------------------------
                            Pomona, CA, Single Family Mortgage Rev., GNMA, 7.5s, 2023                     2,000        2,768,140
----------------------------------------------------------------------------------------------------------------------------------
                            San Bernardino County, CA, Single Family Mortgage Rev., GNMA,
                            7.375s, 2020                                                                    295          310,334
----------------------------------------------------------------------------------------------------------------------------------
                            San Bernardino County, CA, Single Family Mortgage Rev., GNMA,
                            7.65s, 2023                                                                      30           30,794
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,530,750
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       California Housing Finance Agency Rev., Home Mortgage, FSA, 0s,
Revenue - State - 1.7%      2019                                                                         $5,485       $2,090,114
----------------------------------------------------------------------------------------------------------------------------------
                            California Housing Finance Agency Rev., Home Mortgage, MBIA, 6s,
                            2010                                                                          1,400        1,480,654
----------------------------------------------------------------------------------------------------------------------------------
                            California Housing Finance Agency Rev., Home Mortgage, MBIA, 6.1s,
                            2014                                                                          1,765        1,847,637
----------------------------------------------------------------------------------------------------------------------------------
                            California Housing Finance Agency Rev., Home Mortgage, MBIA, 0s,
                            2028                                                                          9,725        2,696,548
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,114,953
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.1%  California Pollution Control Financing Authority, Solid Waste
                            Disposal Rev. (West Co. Resource Recovery), 5.125s, 2014                     $1,000       $1,019,110
----------------------------------------------------------------------------------------------------------------------------------
                            South Bayside Waste Management, Solid Waste Systems Rev., AMBAC,
                            5.75s, 2020                                                                   2,100        2,326,443
----------------------------------------------------------------------------------------------------------------------------------
                            Sunnyvale, CA, Solid Waste Rev., AMBAC, 5.5s, 2016                              790          864,908
----------------------------------------------------------------------------------------------------------------------------------
                            Sunnyvale, CA, Solid Waste Rev., 5.5s, 2017                                     690          746,345
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,956,806
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 12.8%       Anaheim, CA, Public Finance Authority Rev., FSA, 6s, 2024                    $1,000       $1,188,110
----------------------------------------------------------------------------------------------------------------------------------
                            Banning, CA, Certificates of Participation, Water System
                            Improvement, AMBAC, 8s, 2019                                                  1,000        1,343,240
----------------------------------------------------------------------------------------------------------------------------------
                            California Public Works Board, Department of Justice, 5.25s, 2020             1,565        1,623,171
----------------------------------------------------------------------------------------------------------------------------------
                            California Public Works Board, Department of Corrections, 7.4s,
                            2010                                                                          5,000        6,146,650
----------------------------------------------------------------------------------------------------------------------------------
                            California State Public Works Board, Department General Services
                            Capital East End, Series A, AMBAC, 5.125s, 2021                               3,000        3,141,660
----------------------------------------------------------------------------------------------------------------------------------
                            Fortuna, Parlier & Susanville, CA, Certificates of Participation,
                            "B", 7.375s, 2017                                                               745          761,852
----------------------------------------------------------------------------------------------------------------------------------
                            Grossmont, CA, Union High School District, Certificates of
                            Participation, MBIA, 0s, 2006                                                 6,000        5,579,340
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles County, CA, Public Works, AMBAC, 5.5s, 2020                       2,970        3,215,589
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Convention & Exhibition Center Authority,
                            Certificates of Participation, AMBAC, 0s, 2005                                2,400        2,306,832
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Convention & Exhibition Center Authority,
                            Certificates of Participation, 9s, 2010(3)                                    1,900        2,279,164
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Certificates of Participation, Real Property
                            Program, AMBAC, 5.3s, 2027                                                    3,000        3,172,170
----------------------------------------------------------------------------------------------------------------------------------
                            Pasadena, CA, Certificates of Participation (Pasadena Parking
                            Facilities), 6.25s, 2018                                                      3,460        4,034,153
----------------------------------------------------------------------------------------------------------------------------------
                            Pomona, CA, Public Financing Authority Rev., 6.25s, 2010                      4,020        4,601,292
----------------------------------------------------------------------------------------------------------------------------------
                            Sacramento County, CA, Certificates of Participation, AMBAC, 5.75s,
                            2018                                                                          1,500        1,679,280
----------------------------------------------------------------------------------------------------------------------------------
                            Sacramento, CA, City Financing Authority, 5.5s, 2021                          1,635        1,764,737
----------------------------------------------------------------------------------------------------------------------------------
                            Salinas, CA, 5.7s, 2028                                                       2,200        2,343,330
----------------------------------------------------------------------------------------------------------------------------------
                            San Francisco, CA, City & County, San Bruno Jail No. 3, AMBAC,
                            5.25s, 2033                                                                   3,930        4,065,310
----------------------------------------------------------------------------------------------------------------------------------
                            Santa Ana, CA, Financing Authority Rev. (South Harbor Boulevard),
                            MBIA, 5.125s, 2019                                                            5,005        5,343,288
----------------------------------------------------------------------------------------------------------------------------------
                            Solano County, CA, Certificates of Participation, MBIA, 5.25s, 2022           2,000        2,117,900
----------------------------------------------------------------------------------------------------------------------------------
                            Sweetwater, CA, Union High School, FSA, 5s, 2022                              3,495        3,638,784
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $60,345,852
----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 7.2%       Brea, CA, Public Finance Authority Rev., MBIA, 0s, 2005                      $2,235       $2,149,645
----------------------------------------------------------------------------------------------------------------------------------
                            Brea, CA, Public Finance Authority Rev., MBIA, 0s, 2006                       2,415        2,258,750
----------------------------------------------------------------------------------------------------------------------------------
                            Chico, CA, Public Financing Authority Rev., MBIA, 5s, 2018                    1,000        1,062,790
----------------------------------------------------------------------------------------------------------------------------------
                            Chico, CA, Public Financing Authority Rev., MBIA, 5s, 2019                    1,365        1,441,249
----------------------------------------------------------------------------------------------------------------------------------
                            Concord, CA, Redevelopment Agency, Tax Allocation, MBIA, 8s, 2018                40           40,635
----------------------------------------------------------------------------------------------------------------------------------
                            Duarte, CA, Redevelopment Agency, 6.7s, 2014                                    650          713,999
----------------------------------------------------------------------------------------------------------------------------------
                            Emeryville, CA, Public Financing Authority (Emeryville
                            Redevelopment Project), Series A, MBIA, 5.25s, 2020                           1,635        1,759,309
----------------------------------------------------------------------------------------------------------------------------------
                            Fontana, CA, Redevelopment Agency (Jurupa Hills), 5.5s, 2027                  3,350        3,373,048
----------------------------------------------------------------------------------------------------------------------------------
                            La Mirada, CA, Redevelopment Agency, 5.7s, 2020                               1,500        1,490,310
----------------------------------------------------------------------------------------------------------------------------------
                            Modesto, CA, Irrigation District, 5.3s, 2022                                  1,900        1,907,657
----------------------------------------------------------------------------------------------------------------------------------
                            Modesto, CA, Public Financing Authority (John Thurman Field
                            Renovation), 6.125s, 2016                                                     1,470        1,613,119
----------------------------------------------------------------------------------------------------------------------------------
                            Orange County, CA, Community Facilities District (Rancho Santa
                            Margarita), 5.55s, 2017                                                       1,000        1,007,380
----------------------------------------------------------------------------------------------------------------------------------
                            Pomona, CA, Public Financing Authority, 5.75s, 2020(3)                          505          534,426
----------------------------------------------------------------------------------------------------------------------------------
                            Pomona, CA, Public Financing Authority, 5.75s, 2020                           1,140        1,185,714
----------------------------------------------------------------------------------------------------------------------------------
                            Poway, CA, Community Facilities District, 6.5s, 2010                            715          774,445
----------------------------------------------------------------------------------------------------------------------------------
                            Poway, CA, Community Facilities District, 6.75s, 2015                         1,775        1,920,515
----------------------------------------------------------------------------------------------------------------------------------
                            Riverside County, CA, Public Financing Authority, 5.25s, 2016                 3,120        3,236,563
----------------------------------------------------------------------------------------------------------------------------------
                            San Diego, CA, Redevelopment Agency, AMBAC, 5.3s, 2020                        1,250        1,334,475
----------------------------------------------------------------------------------------------------------------------------------
                            Torrance, CA, Redevelopment Agency, MBIA, 5.45s, 2018                         5,740        6,326,054
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $34,130,083
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 2.5%          Glendale, CA, Redevelopment Agency Tax Allocation (Central Glendale
                            Redevelopment Project), MBIA, 5.25s, 2021                                    $2,605       $2,780,812
----------------------------------------------------------------------------------------------------------------------------------
                            Irvine, CA, School District, AMBAC, 5.8s, 2020                                3,500        3,953,530
----------------------------------------------------------------------------------------------------------------------------------
                            Santa Cruz County, CA, Redevelopment Agency (Oak/Soquel Community),
                            5.6s, 2017                                                                    1,455        1,577,016
----------------------------------------------------------------------------------------------------------------------------------
                            Territory of Virgin Islands, 5.875s, 2018                                     1,600        1,637,408
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands, Public Finance Authority Rev., 5.5s, 2022                     2,000        2,024,440
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $11,973,206
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.7%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                          $1,000         $918,570
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Securitization Authority, 5s, 2028                                    1,500        1,225,755
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Securitization Authority, 5.25s, 2031                                 1,500        1,206,270
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,350,595
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 0.6%           Foothill/Eastern Transportation Corridor Agency, CA, 0s, 2011(3)             $2,500       $2,786,600
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   California Education Facilities Authority Rev. (L.A. College of
6.2%                        Chiropractic), 5.6s, 2017                                                     2,100        2,026,290
----------------------------------------------------------------------------------------------------------------------------------
                            California Education Facilities Authority Rev. (College &
                            University), 6s, 2012                                                         1,400        1,504,720
----------------------------------------------------------------------------------------------------------------------------------
                            California Education Facilities Authority Rev. (College &
                            University), 6.3s, 2021                                                       1,000        1,084,950
----------------------------------------------------------------------------------------------------------------------------------
                            California Education Facilities Authority Rev. (Fresno Pacific
                            University), 6.75s, 2019                                                      2,000        2,210,300
----------------------------------------------------------------------------------------------------------------------------------
                            California Education Facilities Authority Rev. (Pomona College),
                            5.875s, 2019                                                                  2,000        2,256,220
----------------------------------------------------------------------------------------------------------------------------------
                            California Educational Facilities Authority Rev., 6.625s, 2020                1,000        1,101,220
----------------------------------------------------------------------------------------------------------------------------------
                            California Educational Facilities Authority Rev. (Loyola
                            Marymount), MBIA, 0s, 2014(3)                                                 2,500        1,541,375
----------------------------------------------------------------------------------------------------------------------------------
                            California Educational Facilities Authority Rev. (Santa Clara
                            University), Series A, MBIA, 5s, 2027                                         1,340        1,367,014
----------------------------------------------------------------------------------------------------------------------------------
                            Long Beach, CA, Industrial Development Rev., 5.25s, 2023                      1,450        1,432,237
----------------------------------------------------------------------------------------------------------------------------------
                            San Diego County, CA (Burnham Institute), 6.25s, 2029                         2,300        2,421,923
----------------------------------------------------------------------------------------------------------------------------------
                            Sonoma County, CA, Junior Collateral District, Election 2002,
                            Series A, FSA, 5.25s, 2021                                                    1,000        1,064,350
----------------------------------------------------------------------------------------------------------------------------------
                            Sonoma County, CA, Junior College District, Election 2002, Series
                            A, FSA, 5.25s, 2022                                                           1,100        1,164,240
----------------------------------------------------------------------------------------------------------------------------------
                            University California Certificates of Participation (San Diego
                            Campus Projects), Series A, 5.25s, 2032                                       1,840        1,892,146
----------------------------------------------------------------------------------------------------------------------------------
                            University California Rev. (Multiple Purpose Projects), Series P,
                            FGIC, 5s, 2019                                                                1,730        1,824,458
----------------------------------------------------------------------------------------------------------------------------------
                            University of California Rev., RITES, MBIA, 8.651s, 2016(2)(4)                5,705        6,515,909
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $29,407,352
----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary    California Statewide Communities (Escondido Charter High School),
Schools - 0.6%              7.5s, 2036                                                                   $1,000       $1,008,860
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Certificates of Participation, 5.7s, 2018                    1,900        2,014,152
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,023,012
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor        California Pollution Control Financing Authority, Pollution Control
Owned - 1.0%                Rev. (Pacific Gas & Electric Co.), MBIA, 5.35s, 2016                         $3,500       $3,804,290
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority, Pollution Control
                            Rev. (Pacific Gas & Electric Co.), 5.85s, 2023                                  400          382,776
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority, Pollution Control
                            Rev. (Pacific Gas & Electric Co.), 6.4s, 2024                                   500          495,800
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,682,866
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 6.4%                Glendale, CA, Electric Works Rev., MBIA, 5.75s, 2019                         $1,420       $1,577,961
----------------------------------------------------------------------------------------------------------------------------------
                            Glendale, CA, Electric Works Rev., MBIA, 5.75s, 2020                          1,160        1,282,438
----------------------------------------------------------------------------------------------------------------------------------
                            Los Angeles, CA, Electric Plant Rev., MBIA, 4.75s, 2019                       2,000        2,019,500
----------------------------------------------------------------------------------------------------------------------------------
                            Northern California Power Agency, Public Power Rev., 5.85s, 2010                880          996,318
----------------------------------------------------------------------------------------------------------------------------------
                            Sacramento, CA, Power Authority, MBIA, 5.875s, 2015                           5,500        6,191,020
----------------------------------------------------------------------------------------------------------------------------------
                            San Diego, CA, Industrial Development Rev. (San Diego Gas &
                            Electric Co.), MBIA, 6.1s, 2018                                               6,000        6,145,680
----------------------------------------------------------------------------------------------------------------------------------
                            Shasta, CA, Joint Powers Financing Authority, County Administration
                            Building Project A, MBIA, 5.25s, 2021                                         1,000        1,062,730
----------------------------------------------------------------------------------------------------------------------------------
                            Shasta, CA, Joint Powers Financing Authority, County Administration
                            Building Project A, MBIA, 5.25s, 2023                                         1,000        1,051,180
----------------------------------------------------------------------------------------------------------------------------------
                            Southern California Public Power Authority Rev. (Southern
                            Transmission Project), 0s, 2005                                               4,205        4,050,046
----------------------------------------------------------------------------------------------------------------------------------
                            Southern California Public Power Transmission Rev., "A", 0s, 2005             3,795        3,670,638
----------------------------------------------------------------------------------------------------------------------------------
                            Trinity County, CA, Public Utilities District, Electric
                            Distribution Facilities, AMBAC, 5.5s, 2017                                      525          566,228
----------------------------------------------------------------------------------------------------------------------------------
                            Trinity County, CA, Public Utilities District, Electric
                            Distribution Facilities, AMBAC, 5.5s, 2018                                      555          592,130
----------------------------------------------------------------------------------------------------------------------------------
                            Vernon California Electric Systems Rev., Malburg Generating Station
                            Project, 5.5s, 2033                                                           1,000        1,003,510
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $30,209,379
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Other - 0.4%    Virgin Islands Water & Power Authority, 5.125s, 2013                         $1,000       $1,011,040
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands Water & Power Authority, 5.3s, 2018                              250          247,347
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands Water & Power Authority Rev., 5.5s, 2017                         800          816,168
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,074,555
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility     California State Department Water Resources (Water Systems J 3),
Revenue - 8.0%              7s, 2012                                                                     $1,495       $1,901,453
----------------------------------------------------------------------------------------------------------------------------------
                            California State Department Water Resources, Series X, FGIC, 5s,
                            2029                                                                          2,000        2,040,420
----------------------------------------------------------------------------------------------------------------------------------
                            Castalic Lake Water Agency California Rev. (Water Systems
                            Improvement Project), AMBAC, 5.125s, 2030                                     1,725        1,770,971
----------------------------------------------------------------------------------------------------------------------------------
                            Culver City, CA, Wastewater Facilities Rev., FGIC, 5.6s, 2019                 1,000        1,114,170
----------------------------------------------------------------------------------------------------------------------------------
                            Eastern California Municipal Water District, Water & Sewer Rev.,
                            FGIC, 5s, 2020                                                                3,000        3,136,290
----------------------------------------------------------------------------------------------------------------------------------
                            El Monte, CA, Water Authority Rev., AMBAC, 6s, 2019                           1,065        1,229,841
----------------------------------------------------------------------------------------------------------------------------------
                            Fairfield-Suisun, CA, Sewer District Rev., MBIA, 0s, 2006                     2,080        1,955,242
----------------------------------------------------------------------------------------------------------------------------------
                            Huntington Park, CA, 6.2s, 2025                                               2,000        2,054,740
----------------------------------------------------------------------------------------------------------------------------------
                            Livermore Amador Valley Water Management, Series A, AMBAC, 5s, 2031           4,875        4,958,314
----------------------------------------------------------------------------------------------------------------------------------
                            Long Beach, CA, Water Rev., Series A, MBIA, 5s, 2024                          5,135        5,279,396
----------------------------------------------------------------------------------------------------------------------------------
                            Mojave, CA, Water Agency, FGIC, 5.75s, 2015                                   2,625        2,962,470
----------------------------------------------------------------------------------------------------------------------------------
                            Southern California Metropolitan Water District, RITES, 9.878s,
                            2018(2)(4)                                                                    5,000        6,752,700
----------------------------------------------------------------------------------------------------------------------------------
                            West Sacramento, CA, Financing Authority, Water Systems Improvement
                            Project, FGIC, 5s, 2032                                                       2,750        2,810,912
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $37,966,919
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $434,363,944)                                                               $465,684,222
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 0.6%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
                            Bay Area Toll Authority, due 04/02/03                                          $400         $400,000
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority Rev. (Shell Oil),
                            due 04/01/03                                                                    200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            California Statewide Community Development Authority, Sutter
                            Health, due 04/01/03                                                            200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (Exxon Corp.),
                            due 04/01/03                                                                    400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        200          200,000
----------------------------------------------------------------------------------------------------------------------------------
                            MSR Public Power Agency, CA, due 04/02/03                                     1,400        1,400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        200          200,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $3,000,000)                                                        $3,000,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $437,363,944)                                                                   $468,684,222
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.9%                                                                                  4,357,167
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $473,041,389
----------------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/03              MFS(R) FLORIDA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 92.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 4.1%              Florida Capital Projects Finance Authority Rev., MBIA, 5s, 2020                $500         $512,655
----------------------------------------------------------------------------------------------------------------------------------
                            Greater Orlando Aviation Authority Rev., FGIC, 5.25s, 2018                    1,000        1,040,200
----------------------------------------------------------------------------------------------------------------------------------
                            Hillsborough County, FL, Aviation Authority Rev. (Tampa
                            International), FGIC, 5.875s, 2015                                              750          821,137
----------------------------------------------------------------------------------------------------------------------------------
                            Lee County, FL, Airport Rev., FSA, 5.875s, 2018                               1,000        1,101,960
----------------------------------------------------------------------------------------------------------------------------------
                            Miami-Dade County, FL, Florida Aviation Rev., MBIA, 5.25s, 2018                 500          521,615
----------------------------------------------------------------------------------------------------------------------------------
                            Pensacola, FL, Airport Rev., MBIA, 5.625s, 2014                                 500          537,005
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,534,572
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -       Florida State Board of Public Education, Capital Outlay, Series A,
General Purpose - 5.4%      5.25s, 2024                                                                  $1,000       $1,047,350
----------------------------------------------------------------------------------------------------------------------------------
                            Miami-Dade County, FL, Educational Facilities Authority Rev.,
                            AMBAC, 5.5s, 2018                                                             1,400        1,544,004
----------------------------------------------------------------------------------------------------------------------------------
                            State of Florida, RITES, 8.32s, 2017(2)(4)                                    3,000        3,370,140
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,961,494
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 2.8%          Commonwealth of Puerto Rico, RITES, MBIA, 9.993s, 2019(2)(4)                 $1,000       $1,346,020
----------------------------------------------------------------------------------------------------------------------------------
                            Dade County, FL, AMBAC, 7.125s, 2016                                          1,380        1,810,298
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,156,318
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 6.5%              Florida Board of Education, Capital Outlay, 9.125s, 2014                     $3,000       $4,169,318
----------------------------------------------------------------------------------------------------------------------------------
                            Florida State Board of Education Capital, Public Education, Series
                            A, 5s, 2018                                                                   1,000        1,066,020
----------------------------------------------------------------------------------------------------------------------------------
                            Osceola County, FL, School Board Certificates P, Series A, AMBAC,
                            5.25s, 2027                                                                   1,950        2,041,338
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,276,676
----------------------------------------------------------------------------------------------------------------------------------
Health/Hospitals - 16.4%    Brevard County, FL, Health Facilities Authority Rev. (Wuesthoff
                            Memorial), MBIA, 6.5s, 2007                                                    $825         $838,934
----------------------------------------------------------------------------------------------------------------------------------
                            Citrus County, FL, Hospital Board Revenue, Citrus Memorial
                            Hospital, 6.25s, 2023                                                           500          502,495
----------------------------------------------------------------------------------------------------------------------------------
                            Denver, CO, Health & Hospital Auth. Rev., 6s, 2023                              500          507,820
----------------------------------------------------------------------------------------------------------------------------------
                            District of Columbia, Health & Hospital Auth. Rev. (Medstar
                            University Hospital), 6.875s, 2031                                              225          242,514
----------------------------------------------------------------------------------------------------------------------------------
                            Escambia County, FL, Health Facility Rev. (Baptist Hospital),
                            6.75s, 2003(3)                                                                  785          822,421
----------------------------------------------------------------------------------------------------------------------------------
                            Escambia County, FL, Health Facility Rev. (Baptist Hospital),
                            6.75s, 2014                                                                      50           51,677
----------------------------------------------------------------------------------------------------------------------------------
                            Escambia County, FL, Health Facility Rev., "B" (Baptist Hospital),
                            6s, 2014                                                                        985        1,005,055
----------------------------------------------------------------------------------------------------------------------------------
                            Highlands County, FL, Health Facilities Authority Rev. (Adventist
                            Health Systems), 5.25s, 2013                                                    500          525,120
----------------------------------------------------------------------------------------------------------------------------------
                            Hillsborough County, FL, Industrial Development Rev. (University
                            Community Hospital), MBIA, 6.5s, 2019                                         1,000        1,258,020
----------------------------------------------------------------------------------------------------------------------------------
                            Indiana Health Facility Hospital Rev. (Munske-Medical), 6.375s,
                            2031                                                                            500          504,120
----------------------------------------------------------------------------------------------------------------------------------
                            Jacksonville, FL, Hospital Rev. (University Medical Center), CONNIE
                            LEE, 6.6s, 2013                                                                 500          508,520
----------------------------------------------------------------------------------------------------------------------------------
                            Jacksonville, FL, Health Facilities, (Ascencion Health), Series A,
                            5.25s, 2032                                                                   1,000        1,001,480
----------------------------------------------------------------------------------------------------------------------------------
                            Lakeland Florida Hospital Systems Rev., Lakeland Regional Health
                            Systems, 5.5s, 2032                                                           1,000          999,030
----------------------------------------------------------------------------------------------------------------------------------
                            Leesburg, FL, Hospital Rev., Leesburg Regional Med Center Project,
                            5.5s, 2032                                                                    1,000          994,520
----------------------------------------------------------------------------------------------------------------------------------
                            Marion County, FL, Hospital District Rev., 5.5s, 2014                         1,000        1,057,260
----------------------------------------------------------------------------------------------------------------------------------
                            Marshall County, AL, Health Care, Series A, 6.25s, 2022                         500          527,470
----------------------------------------------------------------------------------------------------------------------------------
                            Martin County, FL, Health Facilities (Martin Memorial Med Center),
                            Series B, 5.75s, 2022                                                           500          492,925
----------------------------------------------------------------------------------------------------------------------------------
                            New Hampshire Health & Educational Facilities Rev., 6s, 2024                    500          522,850
----------------------------------------------------------------------------------------------------------------------------------
                            Orange County, FL, Health Facilities Authority Rev. (Orlando
                            Hospital Regional Healthcare), 5.75s, 2032                                    1,000        1,012,960
----------------------------------------------------------------------------------------------------------------------------------
                            South Carolina Jobs & Economic Development Authority, Bon Secours
                            Health Systems, Inc., "A", 5.625s, 2030                                         500          501,850
----------------------------------------------------------------------------------------------------------------------------------
                            St. Petersburg, FL, Health Facility Authority (All Children
                            Hospital), AMBAC, 5.5s, 2018                                                  1,000        1,106,530
----------------------------------------------------------------------------------------------------------------------------------
                            State of Rhode Island Health & Educational Building, Hospital
                            Financing (Lifespan Obligation Group), 6.5s, 2032                               500          511,740
----------------------------------------------------------------------------------------------------------------------------------
                            State of South Dakota Health & Educational, Prairir Lakes Health
                            Care Systems, 5.625s, 2032                                                      500          481,105
----------------------------------------------------------------------------------------------------------------------------------
                            Steubenville, OH, Hospital Rev., 6.375s, 2020                                   500          530,370
----------------------------------------------------------------------------------------------------------------------------------
                            Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
                            Healthcare), 6.25s, 2020                                                        600          619,074
----------------------------------------------------------------------------------------------------------------------------------
                            Tallahassee, FL, Health Facilities Rev. (Tallahassee Memorial
                            Regional Medical Center), MBIA, 6.625s, 2013                                  1,000        1,096,250
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $18,222,110
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.3%       Orange County, FL, Health Facilities Auth. Rev., 8.875s, 2021                  $300         $306,570
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Red River Authority, Texas Pollution Control (CNA Holdings, Inc.),
Chemicals - 0.5%            6.7s, 2030                                                                     $375         $388,789
----------------------------------------------------------------------------------------------------------------------------------
                            Sweetwater County, WY, Solid Waste Disposal Rev. (FMC Corp.), 7s,
                            2024                                                                            200          173,748
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $562,537
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    Delaware County, PA, Industrial Development Authority Rev.
0.2%                        (American Petfuel), 6.2s, 2019                                                 $200         $202,998
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Other - 0.4%                Tooele County, UT, (Union Pacific), 5.7s, 2026                                 $500         $487,320
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Delta County, MI, Economic Development Corp. Rev. (Mead Westvaco
Paper - 2.1%                Escanaba), 6.25s, 2027                                                         $500         $502,850
----------------------------------------------------------------------------------------------------------------------------------
                            Escambia County, FL, Industrial Development Rev. (Champion
                            International), 6.8s, 2012                                                      750          768,255
----------------------------------------------------------------------------------------------------------------------------------
                            Escambia County, FL, Pollution Control Rev. (Champion
                            International), 6.95s, 2007                                                   1,000        1,012,860
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,283,965
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &             Palm Beach County, FL, Industrial Development Rev. (South Florida
Tourism - 1.0%              Fair), MBIA, 5.5s, 2020                                                      $1,000       $1,091,950
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -     Capital Trust Agency Florida Rev. (Seminole Tribe Convention), 10s,
Other - 0.2%                2033                                                                           $200         $205,416
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing        Collier County, FL Housing Finance Authority Rev. (Housing
Revenue - 2.2%              Goodlette Arms Project), Series A, FNMA, 4.9s, 2032                            $500         $527,430
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Housing Finance Corp., Rev., MBIA, 5.5s, 2020                           500          519,095
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Housing Finance Corp., Rev. (Crossing at University
                            Apartments), AMBAC, 5.1s, 2018                                                1,250        1,272,112
----------------------------------------------------------------------------------------------------------------------------------
                            Palm Beach County, FL, Housing Finance, (Housing Westlake Apts
                            Project Phase I), FSA, 4.3s, 2012                                               170          172,455
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,491,092
----------------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax
Revenue - 3.7%              Escambia County, FL, Sales Tax Rev., AMBAC, 5s, 2021                         $1,000       $1,050,460
----------------------------------------------------------------------------------------------------------------------------------
                            Jacksonville, FL, Excise Taxes Rev., FGIC, 0s, 2010                           1,000          756,830
----------------------------------------------------------------------------------------------------------------------------------
                            Jacksonville, FL, Excise Taxes Rev., FGIC, 0s, 2011                           1,000          711,290
----------------------------------------------------------------------------------------------------------------------------------
                            Pasco County, FL, Sales Tax Rev., Half Central, AMBAC, 5s, 2023               1,000        1,029,550
----------------------------------------------------------------------------------------------------------------------------------
                            Taylor County, FL, Sales Tax Rev., FGIC, 5.5s, 2020                             500          548,205
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,096,335
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Brevard County, FL, Housing Finance Authority Rev., "B", GNMA,
Revenue - Local - 5.1%      6.5s, 2022                                                                     $156         $172,550
----------------------------------------------------------------------------------------------------------------------------------
                            Lee County, FL, Housing Financing Authority Rev., GNMA, 6.5s, 2031              385          411,815
----------------------------------------------------------------------------------------------------------------------------------
                            Lee County, FL, Housing Finance Authority Rev., GNMA, 7s, 2031                  415          436,775
----------------------------------------------------------------------------------------------------------------------------------
                            Lee County, FL, Housing Finance Authority, GNMA, 7.2s, 2033                     265          279,313
----------------------------------------------------------------------------------------------------------------------------------
                            Manatee County, FL Housing Finance Mortgage, Single Family
                            (Subordinated Series 3), GNMA, 3.5s, 2028                                       250          270,585
----------------------------------------------------------------------------------------------------------------------------------
                            Miami Dade County, FL, Housing Finance Authority Rev., GNMA, 5.2s,
                            2031                                                                            710          753,701
----------------------------------------------------------------------------------------------------------------------------------
                            Palm Beach County, FL, GNMA, 5.5s, 2022                                         680          702,950
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Housing Authority Rev., GNMA, 6.2s, 2031                   775          815,974
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Housing Finance Authority Rev., GNMA, 7.25s,
                            2029                                                                            675          715,655
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Housing Finance Authority, Amt Multi County
                            Program, Series A, GNMA, 5.45s, 2034                                          1,000        1,075,910
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,635,228
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing       Florida Housing Finance Corp. Rev., Homeowner Mortgage Series 4,
Revenue - State - 0.8%      FSA, 5.85s, 2031                                                               $850         $900,958
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 0.3%  Nevada Department of Business, (Republic Services Inc.), 5.625s,
                            2026                                                                           $300         $300,594
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 4.7%        Florida Municipal Loan Council Rev., MBIA, 5.625s, 2019                      $1,000       $1,110,010
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Municipal Loan Council Rev., MBIA, 5.625s, 2020                       1,000        1,100,120
----------------------------------------------------------------------------------------------------------------------------------
                            Florida State Municipal Loan Council Rev., Series A, MBIA, 5.25s,
                            2014                                                                          1,055        1,173,192
----------------------------------------------------------------------------------------------------------------------------------
                            Florida State Municipal Loan Council Rev., Series C, MBIA, 5.25s,
                            2022                                                                          1,000        1,071,740
----------------------------------------------------------------------------------------------------------------------------------
                            Palm Beach County, FL, School Board, AMBAC, 5.5s, 2021                          750          826,140
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,281,202
----------------------------------------------------------------------------------------------------------------------------------
Tax Assessment - 1.5%       Arbor Greene, FL, Community Development District, 5.75s, 2006                  $136         $137,711
----------------------------------------------------------------------------------------------------------------------------------
                            Greyhawk Landing Community Development, 6.25s, 2009                             185          187,321
----------------------------------------------------------------------------------------------------------------------------------
                            Heritage Harbour South Community, Capital Improvement, 5.4s, 2008               490          489,221
----------------------------------------------------------------------------------------------------------------------------------
                            Heritage Isles, FL, Community Development District, 5.75s, 2005                 370          369,271
----------------------------------------------------------------------------------------------------------------------------------
                            Panther Trace, FL, Community Development District, 5.4s, 2008                   170          168,198
----------------------------------------------------------------------------------------------------------------------------------
                            Panther Trace, FL, Community Development District, 6.5s, 2009                   180          181,694
----------------------------------------------------------------------------------------------------------------------------------
                            Renaissance Community Development, 6.25s, 2008                                  180          182,529
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,715,945
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.4%          Orange County, FL, Tourist Development Tax Rev., Subordinated,
                            AMBAC, 5.25s, 2027                                                           $1,500       $1,563,660
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%              District of Columbia, Tobacco Settlement, 6.25s, 2024                          $240         $224,486
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., 5.3s, 2025                                  250          203,195
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., Series B, 5.875s, 2039                      250          201,935
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $629,616
----------------------------------------------------------------------------------------------------------------------------------
Toll Roads - 3.5%           Florida Mid Bay Bridge Authority Rev., AMBAC, 0s, 2018                       $1,000         $476,110
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Turnpike Authority, Turnpike Rev. (Department of
                            Transportation), 5.75s, 2018                                                  2,000        2,254,840
----------------------------------------------------------------------------------------------------------------------------------
                            Miami-Dade County, FL, Toll System Rev., FGIC, 6s, 2010(3)                    1,000        1,191,240
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,922,190
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    Lee County, FL, Transportation Facilities Rev., Series A, AMBAC,
Tax - 2.7%                  5.5s, 2013                                                                   $1,150       $1,297,373
----------------------------------------------------------------------------------------------------------------------------------
                            Orlando & Orange County Expressway Florida, Series A, AMBAC, 5.25s,
                            2016                                                                            500          550,570
----------------------------------------------------------------------------------------------------------------------------------
                            Polk County, FL, Transport Improvement Rev., FSA, 5.625s, 2017                1,000        1,122,960
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,970,903
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Illinois Educational Facilities Auth. Rev., (Augustana College),
1.1%                        5.625s, 2022                                                                   $300         $305,034
----------------------------------------------------------------------------------------------------------------------------------
                            North Miami Florida Educational Facilities Rev. (Johnston & Wales
                            Unified PJA), 5s, 2018                                                          895          945,836
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,250,870
----------------------------------------------------------------------------------------------------------------------------------
Universities -
Dormatories - 3.0%          Florida Board of Regents, Housing Rev., MBIA, 5.3s, 2020                       $610         $657,232
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Board of Regents, Housing Rev. (University of Central
                            Florida), FGIC, 5.25s, 2020                                                   1,185        1,277,039
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Finance Authority, MBIA, 5.125s, 2021                                 1,340        1,393,212
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,327,483
----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary
Schools - 0.1%              Michigan Municipal Bond Authority Rev., 7.625s, 2021                           $100         $103,120
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Investor        Brazos River, TX Harbor Navigation District, Amt Dow Chemical
Owned - 0.5%                Company Project Series A7, 6.625s, 2033                                        $500         $511,855
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 9.7%                Charlotte County, FL, Utility Rev., FGIC, 6.875s, 2003(3)                      $500         $524,275
----------------------------------------------------------------------------------------------------------------------------------
                            Escambia County, FL, Utility Systems Rev., FGIC, 6.25s, 2015                  1,500        1,830,795
----------------------------------------------------------------------------------------------------------------------------------
                            Florida State Johns River Power Park Systems, (JEA), 5s, 2014                   750          809,355
----------------------------------------------------------------------------------------------------------------------------------
                            Kissimmee, FL, Utility Authority Electric, AMBAC, 5s, 2013                    1,500        1,638,015
----------------------------------------------------------------------------------------------------------------------------------
                            Lakeland Florida Energy Systems Rev., MBIA, 5.5s, 2013                        1,000        1,128,930
----------------------------------------------------------------------------------------------------------------------------------
                            Port St. Lucie, FL, Utility Rev., Capital Appreciation, FGIC, 0s,
                            2006(3)                                                                       1,405          537,412
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, FSA, 6s, 2016                           2,000        2,161,000
----------------------------------------------------------------------------------------------------------------------------------
                            Tampa, FL, Utility Tax & Special Rev., Series A, AMBAC, 5.25s, 2020           1,000        1,093,590
----------------------------------------------------------------------------------------------------------------------------------
                            Tampa, FL, Utility Tax & Special Rev., Series A, AMBAC, 5.25s, 2021           1,000        1,081,830
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,805,202
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 11.2%             Bay County, FL, Water Systems Rev., AMBAC, 5.625s, 2019                      $1,000       $1,109,500
----------------------------------------------------------------------------------------------------------------------------------
                            Florida Community Services Corp., AMBAC, 5.5s, 2018                           1,125        1,239,615
----------------------------------------------------------------------------------------------------------------------------------
                            Lee County, FL, Industrial Development Authority Rev. (Bonita
                            Springs Utilities Project), MBIA, 6.05s, 2015                                 1,000        1,124,040
----------------------------------------------------------------------------------------------------------------------------------
                            Miami Beach, FL, Stormwater Rev., FGIC, 5.25s, 2020                           1,000        1,076,980
----------------------------------------------------------------------------------------------------------------------------------
                            Miramar, FL, Wastewater Improvement Rev., FGIC, 6.75s, 2004(3)                  955        1,043,853
----------------------------------------------------------------------------------------------------------------------------------
                            Orlando, FL, Utility Commission, Water and Electric Rev., 6.75s,
                            2017                                                                          1,500        1,886,625
----------------------------------------------------------------------------------------------------------------------------------
                            Sebring, FL, Water & Wastewater Rev., FGIC, 5.25s, 2016                       1,290        1,415,194
----------------------------------------------------------------------------------------------------------------------------------
                            Seminole County, FL, Water & Sewer Rev., MBIA, 6s, 2019                       3,000        3,588,039
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,483,846
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $95,020,744)                                                                $102,282,025
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 8.0%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, due 04/02/03                          $100         $100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                  8,865        8,865,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $8,965,000)                                                        $8,965,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $103,985,744)                                                                   $111,247,025
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.0%                                                                                    (26,320)
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $111,220,705
----------------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/03              MFS(R) GEORGIA MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 97.6%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 3.7%              Atlanta, GA, Airport Facilities Rev., AMBAC, 0s, 2010                        $4,000       $2,823,400
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 3.6%      Columbia County, GA (Courthouse/Detention Center), 5.625s, 2020              $1,490       $1,608,425
----------------------------------------------------------------------------------------------------------------------------------
                            Macon-Bibb County, GA, Urban Development Authority Rev. (Bibb
                            County Public Facilities), 5.5s, 2022                                         1,000        1,090,150
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,698,575
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -       Elberton, GA, Combined Utility Systems, Refunding & Improvement,
Improvement - 2.7%          AMBAC, 5.5s, 2019                                                              $550         $604,532
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 10.45s,
                            2016(2)(4)                                                                      500          660,500
----------------------------------------------------------------------------------------------------------------------------------
                            Suwanee, GA, MBIA, 5.25s, 2032                                                  750          779,940
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,044,972
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 7.6%              Forsyth County, GA, School District, 6s, 2015                                  $750         $871,860
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, School District, 6.375s, 2010                              2,000        2,391,180
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, School District, 6.375s, 2012                              1,000        1,215,440
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, School District, 6.375s, 2016                              1,000        1,251,550
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,730,030
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Athens Clarke County, GA, (Unified Catholic Health East Issue),
Hospitals - 7.6%            5.5s, 2032                                                                     $500         $502,430
----------------------------------------------------------------------------------------------------------------------------------
                            Carroll City, GA, County Hospital Authority, Tanner Med Center,
                            Inc., Project, AMBAC, 5.25s, 2017                                             1,125        1,219,657
----------------------------------------------------------------------------------------------------------------------------------
                            Chatham County, GA, Hospital Authority Rev., 6s, 2017                           350          375,288
----------------------------------------------------------------------------------------------------------------------------------
                            Cobb County, GA, Hospital Authority Revolving, Refunding &
                            Improvement Rev. Anticipation Certificates, AMBAC, 5.25s, 2023                  750          800,295
----------------------------------------------------------------------------------------------------------------------------------
                            Gainsville & Hall County, GA, Hospital Authority Rev., Northeast,
                            GA, Health Systems, Inc., 5.5s, 2031                                            500          499,365
----------------------------------------------------------------------------------------------------------------------------------
                            Royston, GA, Hospital Authority Rev. (Ty Cobb Healthcare Systems,
                            Inc.), 6.125s, 2009                                                             330          331,944
----------------------------------------------------------------------------------------------------------------------------------
                            Tift County, GA, Hospital Authority Rev., Anticipation
                            Certificates, AMBAC, 5s, 2022                                                 2,000        2,052,300
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,781,279
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Richmond County, GA, Development Authority, Nursing Home Rev.
Term Care - 1.6%            (Beverly Enterprises), 8.75s, 2011                                           $1,190       $1,218,179
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Cartersville, GA, Development Authority Waste, Refunding Anheuser
Other - 1.7%                Busch Project, 5.95s, 2032                                                     $750         $783,690
----------------------------------------------------------------------------------------------------------------------------------
                            De Kalb County, GA, Development Authority, Refunding (General
                            Motors Corp.), 6s, 2021                                                         500          511,370
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,295,060
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Effingham County, GA, Development Authority (Fort James), 5.625s,
Paper - 2.0%                2018                                                                           $150         $110,449
----------------------------------------------------------------------------------------------------------------------------------
                            Savannah, GA, Economic Development Authority Rev. (Stone Container
                            Corp.), 7.4s, 2026                                                              300          292,455
----------------------------------------------------------------------------------------------------------------------------------
                            Savannah, GA, Economic Development Authority Rev. (Union Camp
                            Corp.), 6.15s, 2017                                                           1,000        1,071,160
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,474,064
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 6.4%              Clayton County, GA, Housing Authority, GNMA, 5.5s, 2032                      $1,000       $1,035,440
----------------------------------------------------------------------------------------------------------------------------------
                            De Kalb County, GA, Housing Authority Rev. (Collateral Castaways
                            Apartments), Series A, GNMA, 5.4s, 2029                                         600          618,972
----------------------------------------------------------------------------------------------------------------------------------
                            Hinesville, GA, Leased Housing Corp. Rev. (Baytree Apartments),
                            FHA, 6.7s, 2017                                                                 900          920,205
----------------------------------------------------------------------------------------------------------------------------------
                            Savannah, GA, Housing Authority (Refunding Chatham Gardens
                            Project), FNMA, 5.625s, 2031                                                    745          801,136
----------------------------------------------------------------------------------------------------------------------------------
                            St. Mary's, GA, Housing Authority Rev. (Cumberland Oaks
                            Apartments), FNMA, 7.375s, 2022                                               1,470        1,477,247
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,853,000
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 5.4%      Georgia Housing & Finance Authority Rev., 6.05s, 2019                           $85          $85,287
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Housing & Finance Authority Rev., 5.2s, 2020                            655          670,786
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Housing & Finance Authority Rev., 5.8s, 2021                            750          782,475
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Street Housing & Finance Authority Rev., 5.5s, 2032                   1,000        1,019,370
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Street Housing & Finance Authority Rev., Single Family
                            Mortgage, 5.1s, 2022                                                            750          761,385
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Street Housing & Finance Authority Rev., Single Family
                            Mortgage, 5.6s, 2032                                                            745          762,381
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,081,684
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 7.8%        Clayton County, GA, Development Authority Rev., 6.25s, 2020                    $500         $578,925
----------------------------------------------------------------------------------------------------------------------------------
                            Fayette County, GA, Public Facilities Authority Rev. (Criminal
                            Justice Center), 6.25s, 2010(3)                                                 755          910,001
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, Facilities Corp., AMBAC, 5.5s, 2018                        1,195        1,315,205
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, Facilities Corp., AMBAC, 5.9s, 2019                        1,000        1,141,960
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Municipal Assn., Inc., Installment Sale Program (Atlanta
                            Detention Center), FSA, 5s, 2014                                                850          908,625
----------------------------------------------------------------------------------------------------------------------------------
                            Rockland County, GA, Hospital Authority Rev. (Ty Cobb Healthcare
                            Systems, Inc.), AMBAC, 5.625s, 2020                                             500          548,135
----------------------------------------------------------------------------------------------------------------------------------
                            Savannah, GA, Economic Development Authority, GTREP Project, MBIA,
                            5s, 2022                                                                        500          517,310
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,920,161
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.4%          Virgin Islands Public Finance Authority Rev., ASST GTY, 5.5s, 2018           $1,000       $1,083,730
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.6%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                            $500         $459,285
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Athens, GA, Housing Authority Student Housing, University of
9.6%                        Georgia-East Campus, AMBAC, 5.25s, 2022                                      $1,000       $1,065,810
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, Development Authority Rev. (Georgia Tech
                            Foundation), 5.75s, 2017                                                      1,000        1,130,930
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, Development Authority Rev. (Morehouse College),
                            AMBAC, 6.25s, 2021                                                              980        1,140,093
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Private Colleges & University Authority Rev. (Emory
                            University), 5.75s, 2016                                                      1,000        1,135,330
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Private Colleges & University Authority Rev. (Emory
                            University), 5.75s, 2018                                                      1,000        1,132,170
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Private Colleges & University Authority Rev. (Mercer
                            University Project), 5.75s, 2021                                                500          543,270
----------------------------------------------------------------------------------------------------------------------------------
                            Private Colleges & University Authority (Spelman College), 5.25s,
                            2021                                                                            500          537,690
----------------------------------------------------------------------------------------------------------------------------------
                            Savannah, GA, Economic Development Authority, Rev. (College of Art
                            & Design, Inc.), 6.2s, 2009                                                     500          557,805
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,243,098
----------------------------------------------------------------------------------------------------------------------------------
Universities -              Bulloch County, GA, Development Authority (Southern University
Dormatories - 4.6%          Project), AMBAC, 5s, 2021                                                    $1,000       $1,041,080
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Private Colleges & University Authority Rev., Mercer
                            Housing Corp., 6s, 2021                                                         500          518,425
----------------------------------------------------------------------------------------------------------------------------------
                            Marietta, GA, Development Authority Rev. (Southern Polytech
                            University), 6.25s, 2027                                                      1,000          897,930
----------------------------------------------------------------------------------------------------------------------------------
                            Milledgeville Baldwin County, GA, Georgia College & State
                            University Foundation, 5s, 2032                                               1,000        1,040,100
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,497,535
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal       Appling County, GA, Development Authority Rev. (Ogelthorpe Power
Owned - 9.3%                Corp.), MBIA, 7.15s, 2021                                                    $1,400       $1,470,630
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Municipal Electric Authority, Power Rev., MBIA, 6.5s, 2020            1,250        1,563,887
----------------------------------------------------------------------------------------------------------------------------------
                            Georgia Municipal Electric Authority, Power Rev., General Series A,
                            FSA, 5s, 2018                                                                 1,165        1,233,549
----------------------------------------------------------------------------------------------------------------------------------
                            Griffin, GA, Combined Public Utility, Refunding & Improvement,
                            AMBAC, 5s, 2021                                                               1,500        1,574,250
----------------------------------------------------------------------------------------------------------------------------------
                            Monroe County, GA, Development Authority, Pollution Control Rev.
                            (Oglethorpe Power), 6.8s, 2012                                                1,000        1,204,780
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,047,096
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility     Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 9.32s,
Revenue - 22.0%             2016(2)(4)                                                                   $4,000       $5,329,200
----------------------------------------------------------------------------------------------------------------------------------
                            Clayton County, GA, Water & Sewage Authority Rev., 6.25s, 2017                1,000        1,168,030
----------------------------------------------------------------------------------------------------------------------------------
                            Columbia County, GA, Water & Sewage Rev., FGIC, 6.25s, 2010(3)                  470          562,731
----------------------------------------------------------------------------------------------------------------------------------
                            Coweta County, GA, Development Authority Rev. (Newnan Water Sewage
                            & Light Commission), AMBAC, 5.75s, 2016                                       1,000        1,126,590
----------------------------------------------------------------------------------------------------------------------------------
                            Fairburn, GA, Utility Rev., 5.75s, 2020                                         500          540,685
----------------------------------------------------------------------------------------------------------------------------------
                            Forsyth County, GA, Water & Sewage Authority, 6.25s, 2010(3)                  1,105        1,327,414
----------------------------------------------------------------------------------------------------------------------------------
                            Fulton County, GA, Water & Sewage Rev., FGIC, 6.375s, 2014                    3,250        3,951,815
----------------------------------------------------------------------------------------------------------------------------------
                            Gainesville, GA, Water & Sewage Authority Rev., FGIC, 5.625s, 2019            1,000        1,110,520
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, GA, Water & Sewage Authority Rev., AMBAC, 5.75s,
                            2017                                                                          1,000        1,144,370
----------------------------------------------------------------------------------------------------------------------------------
                            Summerville, GA, Public Utility Rev., Refunding & Improvement,
                            5.75s, 2026                                                                     350          365,190
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,626,545
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $67,679,133)                                                                 $73,877,693
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 1.2%
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                $100         $100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                     50           50,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. Chevron USA, Inc., due 04/01/03        700          700,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $950,000)                                                            $950,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $68,629,133)                                                                     $74,827,693
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 1.2%                                                                                    885,135
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                  $75,712,828
----------------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF INVESTMENTS 3/31/03             MFS(R) MARYLAND MUNICIPAL BOND FUND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 97.2%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                              PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port            Maryland Transport Authority Airport Park Rev., Baltimore/Wash
Revenue - 1.8%              International Airport B, AMBAC, 5.25s, 2009                                  $2,840       $3,117,156
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 3.6%      Baltimore, MD, Consolidated Public Improvement, 7.15s, 2009                  $2,120       $2,614,108
----------------------------------------------------------------------------------------------------------------------------------
                            Frederick County, MD, Public Facilities, 5.2s, 2019                           1,700        1,832,940
----------------------------------------------------------------------------------------------------------------------------------
                            State of Maryland, 5.75s, 2014                                                1,550        1,786,964
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,234,012
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Improvement - 18.5%         Anne Arundel County, MD, 5s, 2015                                            $2,000       $2,163,360
----------------------------------------------------------------------------------------------------------------------------------
                            Baltimore, MD, FGIC, 5.5s, 2018                                               1,700        1,902,895
----------------------------------------------------------------------------------------------------------------------------------
                            Baltimore, MD, Consolidated Public Improvement, MBIA, 7s, 2009                1,000        1,238,470
----------------------------------------------------------------------------------------------------------------------------------
                            Frederick County, MD, Public Facilities, 5.25s, 2016                          2,000        2,187,880
----------------------------------------------------------------------------------------------------------------------------------
                            Howard County, MD, Consolidated Public Improvement, "A", 5.5s, 2019           1,000        1,084,240
----------------------------------------------------------------------------------------------------------------------------------
                            Howard County, MD, Consolidated Public Improvement, "A", 5.5s, 2020           2,000        2,161,040
----------------------------------------------------------------------------------------------------------------------------------
                            Howard County, MD, Metropolitan District, 0s, 2008                            1,000          861,490
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland State, State & Local Facilities Loan, Capital Improvement,
                            "A", 5.5s, 2015                                                               1,500        1,750,410
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery County, MD, Consolidated Public Improvement, 5.75s,
                            2010(3)                                                                       2,000        2,329,840
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery County, MD, Consolidated Public Improvement, 5s, 2021                500          525,300
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, 0s, 2007                                          5,110        4,592,203
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Consolidated Public Improvement, FSA,
                            5.375s, 2015                                                                  1,500        1,668,525
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                            2019(2)(4)                                                                    1,000        1,179,200
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., MBIA, 5.5s, 2018                            1,000        1,108,530
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., MBIA, 5s, 2021                              1,000        1,040,150
----------------------------------------------------------------------------------------------------------------------------------
                            Washington, MD, Suburban Sanitation District, 6.1s, 2003(3)                   1,070        1,100,014
----------------------------------------------------------------------------------------------------------------------------------
                            Washington, MD, Suburban Sanitation District, 5.25s, 2016                       865          935,826
----------------------------------------------------------------------------------------------------------------------------------
                            Worcester County, MD, Public Improvement, 5.625s, 2013                        1,620        1,818,077
----------------------------------------------------------------------------------------------------------------------------------
                            Worcester County, MD, Public Improvement, 5.625s, 2015                        2,030        2,286,146
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $31,933,596
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 0.6%              Montgomery County, MD, 5s, 2020                                              $1,000       $1,054,700
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Maryland Health & Higher Education Facilities Authority Rev.,
Hospitals - 13.7%           Adventist Healthcare Series A, 5.75s, 2025                                   $1,000         $988,820
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev., Union
                            Hospital of Cecil County Issue, 5.625s, 2032                                  1,000        1,017,260
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Carroll County General Hospital), 6s, 2037                                   1,000        1,035,460
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Catholic Health Initiatives), 6s, 2020                                       1,000        1,082,870
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Doctors Community Hospital), 5.5s, 2024                                      1,000          938,940
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Frederick Memorial Hospital), FGIC, 5.25s, 2013                              2,850        3,207,133
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Frederick Memorial Hospital), 5.125s, 2035                                   1,000          987,290
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (Good
                            Samaritan Hospital), 5.7s, 2009                                               1,085        1,253,978
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Howard County General Hospital), 5.5s, 2021                                  4,000        4,103,160
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Educational Facilities Authority Rev.
                            (Johns Hopkins University), 5s, 2021                                            750          765,668
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (Loyola College), FSA, 5.5s, 2020                                             2,000        2,138,840
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (Mercy
                            Medical Center), FSA, 5.625s, 2017                                            1,800        1,980,576
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (North
                            Arundel Hospital), 6.5s, 2026                                                   500          539,710
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev.
                            (University of Maryland Medical System), 6.625s, 2020                         1,000        1,111,160
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Industrial Development Finance Authority, Economic
                            Development Rev. (Bon Secours Health System), FSA, 10.509s, 2022(2)           1,400        1,923,684
----------------------------------------------------------------------------------------------------------------------------------
                            Montgomery County Maryland Economic Development, Trinity Health
                            Credit Group, 5.125s, 2022                                                      500          509,765
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $23,584,314
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Maryland Health & Higher Education Facilities Authority Rev.
Term Care - 0.5%            (Bradford Oaks Center), 6.375s, 2027                                         $1,000         $916,870
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Baltimore, MD, Port Facilities Rev. (duPont (E.I.) de Nemours),
Chemicals - 0.9%            6.5s, 2011                                                                   $1,500       $1,537,170
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    Northeast Maryland Waste Disposal Authority, Resources Recovery
0.4%                        Rev. (Baltimore Resco Retrofit), 5s, 2012                                      $690         $650,318
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Anne Arundel County, MD, Economic Development, Community College
Paper - 0.9%                Project, 5.25s, 2028                                                           $800         $821,808
----------------------------------------------------------------------------------------------------------------------------------
                            Upper Potomac, MD, River Commission, Pollution Control Rev.
                            (Westvaco), 10.5s, 2004                                                         150          151,548
----------------------------------------------------------------------------------------------------------------------------------
                            Upper Potomac, MD, River Commission, Pollution Control Rev.
                            (Westvaco), 9.125s, 2015                                                        500          503,140
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,476,496
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Entertainment &             Maryland Industrial Authority Economic Development, Baltimore
Tourism - 0.6%              Aquarium Project, 5.2s, 2026                                                 $1,000       $1,018,360
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -
Other - 2.4%                Guam Economic Development Authority, 5.5s, 2041                                $400         $365,752
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Industrial Development Finance Authority Rev. (YMCA/
                            Baltimore), 8s, 2012                                                          2,825        3,078,544
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Industrial Development Finance Authority Rev. (YMCA/
                            Baltimore), 8.25s, 2012                                                         665          672,122
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,116,418
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 3.6%              Baltimore, MD, City Housing, FHA, 7.75s, 2009                                  $650         $651,242
----------------------------------------------------------------------------------------------------------------------------------
                            Baltimore, MD, City Housing, FHA, FNMA, 7.25s, 2023                           1,125        1,125,765
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, (Waters Landing
                            Apartments), GNMA, 5.875s, 2033                                               1,500        1,580,775
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, Multi Family Housing
                            Insured Mortgage B, 5.6s, 2032                                                1,250        1,295,037
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County Maryland Housing Authority, Fairview &
                            Hillside PJs A, GNMA, 4.85s, 2032                                             1,500        1,497,570
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,150,389
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.9%              Baltimore County, MD, 5.375s, 2013                                           $1,600       $1,641,184
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - Local - 1.5%      Prince George's County, MD, 7.4s, 2032                                         $710         $763,520
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Housing Authority Rev., FNMA, GNMA,
                            5.375s, 2018                                                                    815          847,755
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Housing Sinking Fund (Collateral Series
                            A), FNMA, GNMA, 3.5s, 2034                                                    1,000        1,072,230
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,683,505
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 6.8%      Maryland Community Development Administration, 5.875s, 2016                  $1,690       $1,790,994
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, 5.15s, 2018                    2,000        2,058,060
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, 6.05s, 2020                    2,130        2,245,063
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, 6.2s, 2020                     2,500        2,655,375
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, 7.3s, 2025                       180          180,454
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, 6.75s, 2026                    1,470        1,516,981
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Community Development Administration, Single Family
                            Program Second Series, 4.5s, 2024                                             1,250        1,258,512
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $11,705,439
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 5.2%  Northeast Maryland, Waste Disposal Authority Rev. (Montgomery
                            County), 6s, 2006                                                            $1,100       $1,212,706
----------------------------------------------------------------------------------------------------------------------------------
                            Northeast Maryland, Waste Disposal Authority Rev. (Montgomery
                            County), MBIA, 6.3s, 2016                                                     2,000        2,060,980
----------------------------------------------------------------------------------------------------------------------------------
                            Northeast Maryland Waste Disposal Authority Rev. (Southwest County
                            Resource Recovery), MBIA, 7.2s, 2005                                          1,000        1,062,960
----------------------------------------------------------------------------------------------------------------------------------
                            Northeast Maryland Waste Disposal Solid, AMBAC, 5.5s, 2016                    1,000        1,080,200
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD (Solid Waste Management), FSA, 5.25s,
                            2013                                                                          3,500        3,593,555
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,010,401
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 9.5%        Howard County, MD, Certificates of Participation, "A", 8s, 2019                $805       $1,152,551
----------------------------------------------------------------------------------------------------------------------------------
                            Howard County, MD, Certificates of Participation, "B", 8s, 2019                 385          551,220
----------------------------------------------------------------------------------------------------------------------------------
                            Howard County, MD, Certificates of Participation, "B", 8.15s, 2021              450          650,997
----------------------------------------------------------------------------------------------------------------------------------
                            Howard County, MD, Certificates of Participation, "C", 8s, 2019                 680          973,583
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Stadium Authority, Sports Facilities Leasing Rev., AMBAC,
                            5.875s, 2012                                                                  1,000        1,090,140
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Certificates of Participation, MBIA,
                            0s, 2005                                                                      2,495        2,401,038
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Certificates of Participation, MBIA,
                            0s, 2006                                                                      2,490        2,332,931
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Industrial Development Authority, MBIA,
                            0s, 2004                                                                        980          963,526
----------------------------------------------------------------------------------------------------------------------------------
                            Prince George's County, MD, Industrial Development Authority, MBIA,
                            0s, 2009                                                                      1,500        1,230,765
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., AMBAC, 5.375s, 2018                         1,000        1,141,590
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., 5.7s, 2025                                  1,235        1,302,567
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013(2)(4)               500          647,720
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016(2)(4)             1,520        1,970,832
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $16,409,460
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.2%          Territory of Virgin Islands, 5.875s, 2018                                    $1,000       $1,023,380
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands, Public Finance Authority Rev., 5.5s, 2022                     1,000        1,012,220
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $2,035,600
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.4%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                            $500         $459,285
----------------------------------------------------------------------------------------------------------------------------------
                            Tobacco Settlement Financing Corp., 5s, 2021                                    280          257,102
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                        $716,387
----------------------------------------------------------------------------------------------------------------------------------
Transportation - Special    Commonwealth of Puerto Rico, Highway & Transportation Authority
Tax - 2.6%                  Rev., MBIA, 5.5s, 2013                                                       $2,000       $2,318,680
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland State Department Transportation Consolidated, 5.25s, 2014            2,000        2,265,200
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,583,880
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -   Annapolis, MD, Economic Development Rev. (St. John's College),
10.4%                       5.5s, 2018                                                                     $750         $776,715
----------------------------------------------------------------------------------------------------------------------------------
                            Frederick County, MD, Educational Facilities Rev. (Mount St. Mary's
                            College), 5.7s, 2020                                                            850          879,512
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (Johns
                            Hopkins University), 5.125s, 2020                                             1,500        1,577,220
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (Johns
                            Hopkins University), 5.625s, 2027                                             1,400        1,493,352
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (Johns
                            Hopkins University), Series "A", 5s, 2032                                     2,000        2,034,420
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland Health & Higher Education Facilities Authority Rev. (Upper
                            Chesapeake Hospital), MBIA, 5.5s, 2016                                        3,000        3,292,710
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan State University Maryland Academic, Series A, FGIC, 5s, 2020             500          525,555
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan State University Maryland Academic, Series A, FGIC, 4.625s,
                            2023                                                                          1,000        1,002,330
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan State University Maryland Academic, Series B, FGIC, 5s, 2022             350          365,533
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan, MD, State University Academic & Auxiliary Facilities & Fees
                            Rev., MBIA, 0s, 2006                                                          1,135        1,061,985
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan, MD, State University Academic & Auxiliary Facilities & Fees
                            Rev., MBIA, 0s, 2008                                                          1,400        1,196,972
----------------------------------------------------------------------------------------------------------------------------------
                            Morgan, MD, State University Academic & Auxiliary Facilities & Fees
                            Rev., MBIA, 6.05s, 2015                                                       1,500        1,822,725
----------------------------------------------------------------------------------------------------------------------------------
                            University of Maryland, Auxillary Facilities & Tuition Rev., 0s,
                            2004                                                                          1,000          979,950
----------------------------------------------------------------------------------------------------------------------------------
                            Westminster Maryland Education Facilities Rev., McDaniel College,
                            5.5s, 2032                                                                    1,000        1,009,060
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $18,018,039
----------------------------------------------------------------------------------------------------------------------------------
Universities -              Maryland State Economic Development Corp., Senior Morgan State
Dormatories - 2.9%          University Project Series A, 6s, 2034                                        $1,000         $977,810
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland State Economic Development Corp., Student Housing Rev.
                            (Salisbury University), 6s, 2019                                              1,000        1,032,500
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland State Economic Development Corp., Student Housing Rev.
                            (Towson University), 5.75s, 2029                                              1,000        1,007,080
----------------------------------------------------------------------------------------------------------------------------------
                            Maryland State Economic Development Corp. (University of Maryland),
                            AMBAC, 5s, 2019                                                               1,850        1,948,494
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,965,884
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal
Owned - 3.7%                Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2015(2)(4)                  $1,680       $2,004,576
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority, Power Rev.,RITES, FSA,
                            8.923s, 2015(2)(4)                                                            1,400        1,644,020
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Electric Power Authority Rev., FSA, 5.125s, 2016                  2,500        2,681,675
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,330,271
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 4.6%              Baltimore, MD, Wastewater Rev., FGIC, 6s, 2015                               $1,000       $1,205,930
----------------------------------------------------------------------------------------------------------------------------------
                            Baltimore, MD, Wastewater Rev., MBIA, 5.65s, 2020                             2,000        2,295,040
----------------------------------------------------------------------------------------------------------------------------------
                            Baltimore, MD, Wastewater Rev., MBIA, 9.97s, 2020(2)                          3,000        3,892,650
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Aqueduct & Sewer Authority Rev., 10.25s, 2009                       375          477,731
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $7,871,351
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $153,365,367)                                                               $167,761,200
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.5%
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority Rev. (Shell Oil),
                            due 04/01/03                                                                   $200         $200,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (Exxon Corp.),
                            due 04/01/03                                                                    400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Gulf Breeze, FL, due 04/02/03                                                   250          250,000
----------------------------------------------------------------------------------------------------------------------------------
                            Illinois Educational Facilities Authority Rev. (University Chicago
                            Hospital), due 04/01/03                                                         400          400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            MSR Public Power Agency, CA, due 04/02/03                                       600          600,000
----------------------------------------------------------------------------------------------------------------------------------
                            New Castle, PA, Area Hospital Authority Jameson Memorial Hospital,
                            due 04/02/03                                                                    100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City, NY, due 04/01/03                                                 750          750,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York City Municipal Water Finance Authority, due 04/01/03                   100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            New York, NY, Job Development Authority Rev., due 04/01/03                      100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/01/03                      300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                      170          170,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        900          900,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $4,370,000)                                                        $4,370,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $157,735,367)                                                                   $172,131,200
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.3%                                                                                    567,539
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $172,698,739
----------------------------------------------------------------------------------------------------------------------------------
See portfolio footnotes and notes to financial statements.

----------------------------------------------------------------------------------------------------------------------------------
PORTFOLIO OF FUND INVESTMENTS 3/31/03        MFS(R) MASSACHUSETTS MUNICIPAL BOND
----------------------------------------------------------------------------------------------------------------------------------

The Portfolio of Investments is a complete list of all securities owned by your fund. It's divided by broad- based asset classes.

Municipal Bonds - 97.1%
----------------------------------------------------------------------------------------------------------------------------------
                                                                                               PRINCIPAL AMOUNT
                            ISSUER                                                                (000 Omitted)          $ VALUE
----------------------------------------------------------------------------------------------------------------------------------
Airport and Port
Revenue - 3.9%              Massachusetts Port Authority, 5s, 2015                                       $5,600       $5,662,328
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Port Authority, 6s, 2015                                        1,000        1,133,690
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Port Authority, FSA, 5.125s, 2017                               1,275        1,333,025
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Port Authority Rev., 13s, 2013                                    780        1,210,591
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Port Authority Rev., 6.125s, 2017                               1,460        1,647,362
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,986,996
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
General Purpose - 20.2%     Boston, MA, 5.75s, 2010(3)                                                   $3,645       $4,222,951
----------------------------------------------------------------------------------------------------------------------------------
                            Brookline, MA, 5.375s, 2019                                                   1,800        1,963,404
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, 0s, 2004(3)                                    9,250        9,041,049
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, 0s, 2005                                       2,000        1,900,340
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, FGIC, 7s, 2009                                 1,150        1,406,462
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, 5.875s, 2009(3)                                1,000        1,184,420
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, 5.75s, 2010(3)                                 2,000        2,344,720
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, 6s, 2010(3)                                      125          147,736
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, 6s, 2015                                       3,000        3,545,670
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, Consolidated Loan Series B, 5.625s,
                            2010(3)                                                                       2,000        2,315,040
----------------------------------------------------------------------------------------------------------------------------------
                            Commonwealth of Massachusetts, Consolidated Loan Series B, 5.75s,
                            2020                                                                          1,000        1,165,470
----------------------------------------------------------------------------------------------------------------------------------
                            Greater Lawrence MA San District, MBIA, 5.625s, 2020                          1,940        2,145,000
----------------------------------------------------------------------------------------------------------------------------------
                            Lynn, MA, AMBAC, 5.125s, 2018                                                 3,690        3,913,872
----------------------------------------------------------------------------------------------------------------------------------
                            Mansfield, MA, FSA, 5.375s, 2017                                              1,170        1,281,185
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State, MBIA, 5s, 2022                                           1,000        1,031,050
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State, A 2003, MBIA, 7.5s, 2004                                   725          773,604
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State, Consolidated Loan A, MBIA, 7.5s, 2004                    1,290        1,343,496
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State, Consolidated Loan Series D, FGIC, 5.5s, 2019             2,000        2,284,480
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State, Consolidated Loan Series D, MBIA, 5s, 2021               1,380        1,425,885
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State, Consolidated Loan Series E, FSA, 5.25s, 2020             1,000        1,067,090
----------------------------------------------------------------------------------------------------------------------------------
                            Middleborough, MA, FGIC, 5.6s, 2014                                              75           83,679
----------------------------------------------------------------------------------------------------------------------------------
                            Salisbury, MA, MBIA, 5.25s, 2031                                              2,790        2,911,784
----------------------------------------------------------------------------------------------------------------------------------
                            Sutton, MA, MBIA, 5.5s, 2017                                                  1,000        1,111,290
----------------------------------------------------------------------------------------------------------------------------------
                            Sutton, MA, MBIA, 5.5s, 2019                                                  1,000        1,093,220
----------------------------------------------------------------------------------------------------------------------------------
                            Westford, MA, FGIC, 5.25s, 2020                                               2,250        2,407,320
----------------------------------------------------------------------------------------------------------------------------------
                            Weymouth, MA, MBIA, 5.375s, 2020                                              1,250        1,351,538
----------------------------------------------------------------------------------------------------------------------------------
                            Worcester, MA, FSA, 6s, 2016                                                  2,955        3,401,500
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $56,863,255
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -       Massachusetts Bay Transport Authority, Pennsylvania 675A 1, RITES,
Improvement - 3.9%          10.693s, 2016(2)(4)                                                          $4,835       $6,858,641
----------------------------------------------------------------------------------------------------------------------------------
                            Maynard, MA, MBIA, 5.5s, 2021                                                 1,000        1,110,840
----------------------------------------------------------------------------------------------------------------------------------
                            Springfield, MA, Municipal Purpose Loan, FSA, 6.25s, 2019                     2,600        3,019,770
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,989,251
----------------------------------------------------------------------------------------------------------------------------------
General Obligations -
Schools - 4.2%              Belmont, MA, 5s, 2015                                                        $2,165       $2,268,184
----------------------------------------------------------------------------------------------------------------------------------
                            Dudley-Charlton, MA, Regional School District, RITES, FGIC, 8.924s,
                            2015(2)(4)                                                                    1,365        1,725,032
----------------------------------------------------------------------------------------------------------------------------------
                            Dudley-Charlton, MA, Regional School District, RITES, FGIC, 8.924s,
                            2016(2)(4)                                                                    1,430        1,802,686
----------------------------------------------------------------------------------------------------------------------------------
                            Dudley-Charlton, MA, Regional School District, RITES, FGIC, 8.924s,
                            2018(2)(4)                                                                    1,565        1,953,715
----------------------------------------------------------------------------------------------------------------------------------
                            Narragansett, MA, Regional School District, AMBAC, 6s, 2019                   1,720        1,970,845
----------------------------------------------------------------------------------------------------------------------------------
                            Tantasqua, MA, Regional School District, FSA, 5.375s, 2016                    2,000        2,190,340
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $11,910,802
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue -       Massachusetts Development Finance Agency, Massachusetts Biomedical
Hospitals - 11.0%           Research, 6.375s, 2016                                                          $50          $56,158
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities (Milton Hospital),
                            5.5s, 2016                                                                      800          812,784
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities (University of
                            Massachusetts), 6.5s, 2021                                                      500          516,075
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority (Milford
                            Whitinsville Hospital), 6.35s, 2032                                              50           50,967
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Anna
                            Jaques Hospital), 6.875s, 2012                                                1,140        1,155,994
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Caritas
                            Christi), 6.5s, 2012                                                            500          529,715
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Caritas
                            Christi), 5.7s, 2015                                                            500          495,655
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Jordan
                            Hospital), 5.25s, 2018                                                        2,655        2,516,011
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (Milford-Whitinsville Regional), 5.25s, 2018                                  1,500        1,374,390
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (North
                            Adams Regional Hospital), 6.625s, 2018                                        1,010          963,984
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (Partners Healthcare), 5.75s, 2021                                              100          106,000
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Newton
                            Wellsley College), MBIA, 6.125s, 2015                                         1,000        1,138,700
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (Partners Healthcare), MBIA, 5.375s, 2018                                     2,000        2,115,020
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (South
                            Shore Hospital), 5.625s, 2019                                                 2,000        2,040,460
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Massachusetts
                            Biomedical Research), 0s, 2004                                                5,000        4,891,450
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Massachusetts
                            Biomedical Research), 0s, 2010                                                5,300        4,012,842
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Catholic Health East
                            Issue, 5.5s, 2032                                                             1,575        1,561,833
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Healthcare Systems
                            Covenant Health, 6s, 2031                                                     1,000        1,027,750
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, New England Med Center
                            Hospital Series H, FGIC, 5.375s, 2018                                         1,000        1,078,290
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, New England Med Center
                            Hospital Series H, FGIC, 5.375s, 2019                                           815          873,721
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Baystate Med Center
                            Series F, 5.75s, 2033                                                         2,000        2,058,440
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Caritas Christi
                            Obligation Series B, 6.25s, 2022                                                 20           19,837
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Healthcare Systems
                            Covenant Health, 6.5s, 2017                                                      75           82,121
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Series E, 6.25s, 2031               1,350        1,376,838
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $30,855,035
----------------------------------------------------------------------------------------------------------------------------------
Health Care Revenue - Long  Boston, MA, Industrial Development Finance Authority Rev.
Term Care - 1.1%            (Alzheimers Center), FHA, 5.5s, 2012                                           $450         $486,963
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Beverly Enterprises),
                            8.375s, 2009                                                                  2,040        2,096,977
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Evanswood), 7.625s,
                            2014(1)                                                                         497              621
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Development Finance Agency, First Mortgage
                            Loomis Cmntys Project A, 6.9s, 2032                                             530          538,385
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,122,946
----------------------------------------------------------------------------------------------------------------------------------
Human Services - 0.6%       Massachusetts Health & Education Facilities Authority Rev.
                            (Learning Center for Deaf Children), 6.1s, 2019                              $1,000         $981,210
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Vinfen Corp.), 7.1s,
                            2003(3)                                                                         570          602,462
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $1,583,672
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Massachusetts Port Authority (Delta Airlines, Inc.), AMBAC, 5.5s,
Airlines - 1.9%             2019                                                                         $2,000       $2,092,000
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Port Authority (US Airways), MBIA, 5.625s, 2011                 1,140        1,223,699
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Port Authority (US Airways), MBIA, 5.875s, 2016                 1,900        2,044,913
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $5,360,612
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Environmental Services -    Massachusetts Development Finance Agency Rev., Resource Recovery
0.4%                        Rev. (Waste Management, Inc.), 6.9s, 2029                                    $1,000       $1,083,880
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -        Massachusetts Development Finance Agency Rev. (Springfield
Other - 1.4%                Resources Recovery), 5.625s, 2019                                            $1,675       $1,723,156
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Welch Foods, Inc.),
                            5.6s, 2017                                                                    2,100        2,169,090
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,892,246
----------------------------------------------------------------------------------------------------------------------------------
Industrial Revenue -
Paper - 1.2%                Route 3 North Transport Improvement MA, MBIA, 5.375s, 2010(3)                $2,900       $3,312,641
----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous Revenue -     Massachusetts State Development Finance Agency, WGBH Educational
Other - 1.5%                Foundation Series A, AMBAC, 5.375s, 2042                                     $3,000       $3,166,470
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Development Finance Agency R, Comb Jewish
                            Philathropies A, 5.25s, 2022                                                  1,000        1,066,740
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,233,210
----------------------------------------------------------------------------------------------------------------------------------
Multi-Family Housing
Revenue - 1.2%              Massachusetts Housing Finance Agency Rev., AMBAC, 5.7s, 2020                 $1,515       $1,569,479
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Housing Finance Agency Rev., FNMA, 6.9s, 2025                   1,700        1,752,020
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $3,321,499
----------------------------------------------------------------------------------------------------------------------------------
Parking - 0.5%              Rail Connections, Inc., MA (Route 128 Parking Garage), 6s, 2009(3)           $1,200       $1,434,888
----------------------------------------------------------------------------------------------------------------------------------
Sales and Excise Tax        Route 3 North Transport Improvement Associates, MBIA, 5.625s,
Revenue - 0.6%              2010(3)                                                                      $1,500       $1,737,420
----------------------------------------------------------------------------------------------------------------------------------
Single Family Housing
Revenue - State - 2.9%      Massachusetts Housing Finance Agency Rev., 6.6s, 2026                          $515         $533,653
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Housing Finance Agency Rev., Amt Single Family Series
                            79, FSA, 5.85s, 2021                                                          1,290        1,354,358
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev., MBIA, 6.35s, 2022               1,725        1,801,745
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Housing Finance Agency, Single Family Series
                            93, 5.05s, 2020                                                               1,250        1,264,163
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Housing Finance Agency, Single Family Series
                            91, 5.5s, 2031                                                                3,000        3,063,660
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $8,017,579
----------------------------------------------------------------------------------------------------------------------------------
Solid Waste Revenue - 1.7%  Massachusetts Water Resources Authority, FGIC, 6s, 2021                      $1,000       $1,141,700
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Ogden Haverhill
                            Associates), 6.7s, 2014                                                         600          599,208
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Ogden Haverhill
                            Associates), 5.5s, 2013                                                          25           23,161
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Ogden Haverhill
                            Associates), 5.6s, 2019                                                       1,925        1,705,819
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Development Finance Agency, Semass Systems
                            Series B, MBIA, 5.625s, 2016                                                  1,125        1,238,096
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,707,984
----------------------------------------------------------------------------------------------------------------------------------
State and Local
Appropriation - 3.7%        Massachusetts Bay Transportation Authority, 5.75s, 2018                      $3,780       $4,232,920
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev., Visual & Performing
                            Arts, 6s, 2015                                                                1,235        1,470,576
----------------------------------------------------------------------------------------------------------------------------------
                            Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016(2)(4)             2,500        3,241,500
----------------------------------------------------------------------------------------------------------------------------------
                            University of Massachusetts, Building Authority, AMBAC, 5.5s, 2018            1,400        1,532,398
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $10,477,394
----------------------------------------------------------------------------------------------------------------------------------
Student Loan Revenue -
2.3%                        Massachusetts Educational Financing Authority, AMBAC, 5.3s, 2016             $2,050       $2,141,266
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Educational Financing Authority, MBIA, 6.05s, 2017                 95          101,982
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Educational Financing Authority, Refunding Series E,
                            AMBAC, 4.6s, 2010                                                             3,000        3,125,040
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Educational Financing Authority, Refunding Series E,
                            AMBAC, 5s, 2013                                                               1,000        1,048,010
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Educational Financing Authority, Refunding Series E,
                            AMBAC, 5s, 2015                                                                 100          103,033
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $6,519,331
----------------------------------------------------------------------------------------------------------------------------------
Tax - Other - 1.6%          Territory of Virgin Islands, 5.875s, 2018                                    $1,420       $1,453,200
----------------------------------------------------------------------------------------------------------------------------------
                            Virgin Islands, Public Finance Authority Rev., 5.5s, 2022                     2,950        2,986,049
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $4,439,249
----------------------------------------------------------------------------------------------------------------------------------
Tobacco - 0.5%              Childrens Trust Fund, Settlement Rev., 5.375s, 2033                          $1,500       $1,377,855
----------------------------------------------------------------------------------------------------------------------------------
Turnpike Revenue - 3.4%     Massachusetts Bay Transport Authority, XLCA, 7s, 2021                        $5,000       $6,480,000
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Bay Transportation Authority, Assessment Series A,
                            5.25s, 2030                                                                   2,930        3,042,336
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                      $9,522,336
----------------------------------------------------------------------------------------------------------------------------------
Universities - Colleges -
17.3%                       Commonwealth of Massachusetts, College Building, MBIA, 5.625s, 2016          $1,650       $1,917,713
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency (Mount Holyoke College),
                            5.125s, 2021                                                                  1,000        1,045,540
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Eastern Nazarine
                            College), 5.625s, 2019                                                        1,800        1,469,592
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Higher Education
                            Smith College), 5.375s, 2010(3)                                               1,335        1,536,638
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Higher Education
                            Smith College), 5.5s, 2010(3)                                                $1,210       $1,402,487
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Massachusetts
                            College of Pharmacy), 6.625s, 2020                                               50           54,148
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Suffolk University),
                            5.75s, 2019                                                                   1,000        1,044,720
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Suffolk University),
                            5.85s, 2029                                                                   1,000        1,033,660
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities (University of
                            Massachusetts), FGIC, 5.125s, 2019                                            1,780        1,885,251
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (Wheelock College), MBIA, 5.5s, 2021                                          3,375        3,643,616
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (University of Massachusetts), FGIC, 5.625s, 2018                             2,170        2,402,386
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Boston
                            College), 5.25s, 2018                                                         3,500        3,582,705
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Boston
                            College), 5.25s, 2023                                                         4,350        4,439,566
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Simmons
                            College), AMBAC, 6.05s, 2020                                                  1,745        2,094,279
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (University of Massachusetts), FGIC, 5.75s, 2019                              2,395        2,708,817
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev.
                            (University of Massachusetts), FGIC, 5.85s, 2020                              1,300        1,463,345
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Health & Education Facilities Authority Rev. (Wheaton
                            College), 5.25s, 2019                                                         1,000        1,032,640
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Curry College), 8s,
                            2004(3)                                                                       1,565        1,712,908
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                            MBIA, 0s, 2004                                                                1,000          979,080
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                            MBIA, 0s, 2009                                                                1,000          808,810
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                            MBIA, 0s, 2010                                                                1,000          766,940
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Brandeis University),
                            MBIA, 0s, 2011                                                                  500          362,535
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Curry College), 8s,
                            2004(3)                                                                         390          430,517
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Lesley College),
                            CONNIE LEE, 6.3s, 2025                                                        2,000        2,218,020
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State College Building, Refunding Xl Capital
                            Assurance Series A, XL CAPIT, 5.25s, 2023                                     1,000        1,040,830
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Development Finance Agency, Massachusetts
                            College of Pharmacy Series C, 5.75s, 2033                                     1,000          994,380
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Development Finance Agency, Western New England
                            Collateral, 6.125s, 2032                                                      1,115        1,117,910
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Williams College Series
                            H, 2.65s, 2022                                                                1,110        1,153,690
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Wellseley College Series
                            H, 5s, 2021                                                                   1,175        1,222,223
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts State Health & Educational, Worcester City University
                            Massachusetts Project C, MBIA, 5.25s, 2031                                    3,000        3,116,790
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $48,681,736
----------------------------------------------------------------------------------------------------------------------------------
Universities - Secondary    Massachusetts Development Finance Agency Rev. (Williston
Schools - 4.3%              Northampton School), 6.5s, 2028                                              $1,300       $1,349,023
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Xaverian Brothers
                            High School), 5.55s, 2019                                                     1,000        1,042,860
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Development Finance Agency Rev. (Xaverian Brothers
                            High School), 5.65s, 2029                                                     1,000        1,013,790
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev., Education Dana Hall
                            School Issue, 5.9s, 2027                                                      1,340        1,383,349
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Belmont Hill School),
                            5.625s, 2020                                                                  1,150        1,222,496
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Concord Academy),
                            5.5s, 2027                                                                    2,000        2,024,320
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Groton School), 5s,
                            2018                                                                          2,960        3,107,319
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Industrial Finance Agency Rev. (Tabor Academy), 5.4s,
                            2018                                                                          1,000        1,038,070
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $12,181,227
----------------------------------------------------------------------------------------------------------------------------------
Utilities - Municipal       Massachusetts Development Finance Agency Rev. (Devens Electric
Owned - 0.3%                Systems), 5.625s, 2016                                                         $725         $770,298
----------------------------------------------------------------------------------------------------------------------------------
Water and Sewer Utility
Revenue - 5.5%              Massachusetts Water Pollution Abatement, 5.75s, 2017                         $1,125       $1,272,386
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Pollution Abatement Trust, 5.5s, 2013                        25           27,849
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Pollution Rev., 5.25s, 2018                               2,000        2,162,660
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, AMBAC, 5.25s, 2015                   1,500        1,697,265
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, General Series J, FSA, 5s,
                            2023                                                                            500          512,085
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, MBIA, 5s, 2016                       1,000        1,058,300
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, MBIA, 5.25s, 2004(3)                    50           54,370
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, MBIA, 5.25s, 2020                    1,535        1,581,203
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, RITES, FGIC, 11.201s,
                            2019(2)(4)                                                                    4,010        6,019,732
----------------------------------------------------------------------------------------------------------------------------------
                            Springfield, MA, Street & Sewer Commission, General Series A,
                            AMBAC, 5s, 2021                                                               1,000        1,043,700
----------------------------------------------------------------------------------------------------------------------------------
                                                                                                                     $15,429,550
----------------------------------------------------------------------------------------------------------------------------------
Total Municipal Bonds (Identified Cost, $250,472,004)                                                               $272,812,892
----------------------------------------------------------------------------------------------------------------------------------
Floating Rate Demand Notes - 2.9%
----------------------------------------------------------------------------------------------------------------------------------
                            California Pollution Control Financing Authority Rev. (Shell Oil),
                            due 04/01/03                                                                   $900         $900,000
----------------------------------------------------------------------------------------------------------------------------------
                            Cuyahoga County, OH, Hospital Rev. (The Cleveland Clinic), due 04/01/03         310          310,000
----------------------------------------------------------------------------------------------------------------------------------
                            East Baton Rouge Parish, LA, Pollution Control Rev. (Exxon Corp.),
                            due 04/01/03                                                                  1,400        1,400,000
----------------------------------------------------------------------------------------------------------------------------------
                            Illinois Educational Facilities Authority Rev., University Chicago
                            Hospital, due 04/01/03                                                          100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jackson County, MS, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        450          450,000
----------------------------------------------------------------------------------------------------------------------------------
                            Jefferson County Alabama Sewer Rev., due 04/02/03                             1,856        1,856,000
----------------------------------------------------------------------------------------------------------------------------------
                            Knoxville, TN, Utilities Board Rev., due 04/01/03                               300          300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Massachusetts Water Resources Authority, due 04/02/03                           100          100,000
----------------------------------------------------------------------------------------------------------------------------------
                            Pinellas County, FL, Health Facility Authority, due 04/01/03                    800          800,000
----------------------------------------------------------------------------------------------------------------------------------
                            Sevier County, TN, Public Building Authority, due 04/02/03                    1,300        1,300,000
----------------------------------------------------------------------------------------------------------------------------------
                            Uinta County, WY, Pollution Control Rev. (Chevron USA, Inc.), due
                            04/01/03                                                                        700          700,000
----------------------------------------------------------------------------------------------------------------------------------
Total Floating Rate Demand Notes (Identified Cost, $8,216,000)                                                        $8,216,000
----------------------------------------------------------------------------------------------------------------------------------
Total Investments (Identified Cost, $258,688,004)                                                                   $281,028,892
----------------------------------------------------------------------------------------------------------------------------------
Other Assets, Less Liabilities - 0.0%                                                                                     83,077
----------------------------------------------------------------------------------------------------------------------------------
Net assets - 100.0%                                                                                                 $281,111,969
----------------------------------------------------------------------------------------------------------------------------------

See portfolio footnotes and notes to financial statements.

Portfolio Footnotes:
(1) Non-income producing security in default.
(2) Inverse floating rate security.
(3) Refunded bond.
(4) Restricted security.

The following abbreviations for insurers and inverse floaters are used in the Portfolio of Investments and are defined as such:

    Insurers:                                                Inverse Floaters:
    AMBAC      -- AMBAC Indemnity Corp.                      RITES -- Residual Interest Tax-Exempt Securities
    ASST GTY   -- Asset Guaranty Insurance Co.
    CONNIE LEE -- Connie Lee Insurance Co.
    FGIC       -- Financial Guaranty Insurance Co.
    FHA        -- Federal Housing Administration
    FNMA       -- Federal National Mortgage Assn.
    FSA        -- Financial Security Assurance, Inc.
    GNMA       -- Government National Mortgage Assn.
    LOC        -- Letter of Credit
    MBIA       -- Municipal Bond Investors Assurance Corp.
    XLCA       -- XL Capital Insurance Co.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENTS OF ASSETS AND LIABILITIES
-----------------------------------------------------------------------------------------------------------------------------------

This is your fund's balance sheet. It shows the value of what the fund owns, how much it owes, and its resulting net assets.

                                                                         ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA
At 3/31/03                                                                  FUND            FUND            FUND            FUND

ASSETS

Investments -
  Identified cost                                                    $90,364,288    $133,315,570    $437,363,944    $103,985,744
-----------------------------------------------------------------------------------------------------------------------------------
  Unrealized appreciation                                              7,795,482      12,353,658      31,320,278       7,261,281
-----------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                          $98,159,770    $145,669,228    $468,684,222    $111,247,025
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                      85,261          10,174          63,960          79,931
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                        1,450,266         101,757          20,584         892,348
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                          243,090          71,075       4,581,745         363,153
-----------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                    1,513,664       1,997,386       5,663,512       1,923,714
-----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                 553              --           1,779           1,281
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                        $101,452,604    $147,849,620    $479,015,802    $114,507,452
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                   $368,188        $552,102      $1,802,410        $425,347
-----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                             --         336,815         991,205       2,593,906
-----------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                       201,728         222,940       2,408,409          87,856
-----------------------------------------------------------------------------------------------------------------------------------
Interest payable on swap agreements                                        2,947           3,834          12,429           1,808
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                            44,897          60,257         196,412          34,161
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                               135,048          13,618         337,655          75,778
-----------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                           2,864           4,172          13,438           3,162
-----------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                            818           1,193           3,840             903
-----------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                             3,028           8,588          60,686           9,005
-----------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                         143             208             672             158
-----------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                    55,517          75,624         147,257          54,663
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                       $815,178      $1,279,351      $5,974,413      $3,286,747
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                          $100,637,426    $146,570,269    $473,041,389    $111,220,705
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                      $93,218,114    $140,249,407    $445,720,461    $106,542,843
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                 7,615,537      12,279,783      30,786,211       7,151,342
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized gain (loss) on investments         10,541      (5,767,362)     (2,275,872)     (2,309,714)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income            (206,766)       (191,559)     (1,189,411)       (163,766)
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $100,637,426    $146,570,269    $473,041,389    $111,220,705
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                         ALABAMA        ARKANSAS      CALIFORNIA         FLORIDA
                                                                            FUND            FUND            FUND            FUND
Shares of beneficial interest outstanding

Class A                                                                7,805,160      12,935,558      55,913,151       8,442,908
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                                1,493,148       1,157,487      16,582,635       2,470,659
-----------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --       6,820,682              --
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                        9,298,308      14,093,045      79,316,468      10,913,567
-----------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                              $84,474,510    $134,521,290    $333,349,542     $86,045,499
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                               16,162,916      12,048,979      98,888,246      25,175,206
-----------------------------------------------------------------------------------------------------------------------------------
Class C                                                                       --              --      40,803,601              --
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                    $100,637,426    $146,570,269    $473,041,389    $111,220,705
-----------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                    $10.82          $10.40           $5.96          $10.19
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)         $11.36          $10.92           $6.26          $10.70
-----------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                    $10.82          $10.41           $5.96          $10.19
-----------------------------------------------------------------------------------------------------------------------------------

Class C shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                       $--             $--           $5.98             $--
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A, Class B, and Class C shares.

See notes to financial statements.

                                                                                         GEORGIA        MARYLAND   MASSACHUSETTS
At 3/31/03                                                                                  FUND            FUND            FUND

ASSETS

Investments -

  Identified cost                                                                    $68,629,133    $157,735,367    $258,688,004
  Unrealized appreciation                                                              6,198,560      14,395,833      22,340,888
-----------------------------------------------------------------------------------------------------------------------------------
Total investments, at value                                                          $74,827,693    $172,131,200    $281,028,892
-----------------------------------------------------------------------------------------------------------------------------------
Cash                                                                                      47,201          63,929           7,251
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for investments sold                                                          824,003         150,478              --
-----------------------------------------------------------------------------------------------------------------------------------
Receivable for fund shares sold                                                          163,072         188,895         207,842
-----------------------------------------------------------------------------------------------------------------------------------
Interest receivable                                                                    1,244,380       2,271,071       3,954,868
-----------------------------------------------------------------------------------------------------------------------------------
Other assets                                                                                 472             974           3,386
-----------------------------------------------------------------------------------------------------------------------------------
Total assets                                                                         $77,106,821    $174,806,547    $285,202,239
-----------------------------------------------------------------------------------------------------------------------------------

LIABILITIES

Distributions payable                                                                   $267,051        $629,930      $1,043,872
-----------------------------------------------------------------------------------------------------------------------------------
Payable for investments purchased                                                        784,712       1,073,940       2,382,208
-----------------------------------------------------------------------------------------------------------------------------------
Payable for fund shares reacquired                                                       115,450          88,964         252,046
-----------------------------------------------------------------------------------------------------------------------------------
Interest payable on swap agreements                                                        2,069           2,908           7,111
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on interest rate swaps                                            32,331          56,181         113,792
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized depreciation on rate lock swaps                                               126,734         175,914         193,460
-----------------------------------------------------------------------------------------------------------------------------------
Payable to affiliates -

  Management fee                                                                           2,152           4,915           7,997
-----------------------------------------------------------------------------------------------------------------------------------
  Shareholder servicing agent fee                                                            615           1,404           2,285
-----------------------------------------------------------------------------------------------------------------------------------
  Distribution and service fee                                                             2,638           6,714          10,520
-----------------------------------------------------------------------------------------------------------------------------------
  Administrative fee                                                                         107             246             400
-----------------------------------------------------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                                    60,134          66,692          76,579
-----------------------------------------------------------------------------------------------------------------------------------
Total liabilities                                                                     $1,393,993      $2,107,808      $4,090,270
-----------------------------------------------------------------------------------------------------------------------------------
Net assets                                                                           $75,712,828    $172,698,739    $281,111,969
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS CONSIST OF

Paid-in capital                                                                      $70,328,339    $161,894,516    $261,833,933
-----------------------------------------------------------------------------------------------------------------------------------
Unrealized appreciation on investments                                                 6,039,495      14,163,738      22,033,636
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed net realized loss on investments                              (467,138)     (3,027,616)     (2,033,977)
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income                            (187,868)       (331,899)       (721,623)
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                     $75,712,828    $172,698,739    $281,111,969
-----------------------------------------------------------------------------------------------------------------------------------

Statements of Assets and Liabilities - continued

                                                                                         GEORGIA        MARYLAND   MASSACHUSETTS
                                                                                            FUND            FUND            FUND
Shares of beneficial interest outstanding
Class A                                                                                5,158,955      11,863,741      20,323,702
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                                                1,616,545       2,913,508       4,138,197
-----------------------------------------------------------------------------------------------------------------------------------
Total shares of beneficial interest outstanding                                        6,775,500      14,777,249      24,461,899
-----------------------------------------------------------------------------------------------------------------------------------

Net assets

Class A                                                                              $57,635,851    $138,665,576    $233,499,791
-----------------------------------------------------------------------------------------------------------------------------------
Class B                                                                               18,076,977      34,033,163      47,612,178
-----------------------------------------------------------------------------------------------------------------------------------
Total net assets                                                                     $75,712,828    $172,698,739    $281,111,969
-----------------------------------------------------------------------------------------------------------------------------------

Class A shares

Net asset value per share
(net assets/shares of beneficial interest outstanding)                                    $11.17          $11.69          $11.49
-----------------------------------------------------------------------------------------------------------------------------------
Offering price per share (100/95.25 of net asset value per share)                         $11.73          $12.27          $12.06
-----------------------------------------------------------------------------------------------------------------------------------

Class B shares

Net asset value and offering price per share
(net assets/shares of beneficial interest outstanding)                                    $11.18          $11.68          $11.51
-----------------------------------------------------------------------------------------------------------------------------------

On sales of $100,000 or more, the offering price of Class A shares is reduced. A contingent deferred sales charge may be imposed on redemptions of Class A and Class B shares.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENT OF OPERATIONS
-----------------------------------------------------------------------------------------------------------------------------------

This is a summary of the investment income your fund earned as well as gains and (losses) for the period. Fund expenses are spelled out.
                                                                      ALABAMA         ARKANSAS       CALIFORNIA          FLORIDA
                                                                         FUND             FUND             FUND             FUND

For year ended 3/31/03

NET INVESTMENT INCOME

Interest income                                                    $5,296,150       $7,344,802      $24,814,410       $5,478,334
-----------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                       $541,360         $757,984       $2,524,297         $557,672
-----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                 17,009           20,512           19,076           18,442
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee                                        98,342          137,740          458,671          101,356
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                207,422          127,547          325,292               --
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                153,734           92,362          821,663          193,124
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class C)                                     --               --          408,875               --
-----------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                      9,213           12,870           42,577            9,577
-----------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                          44,197           58,253          189,653           44,979
-----------------------------------------------------------------------------------------------------------------------------------
Printing                                                                4,109            8,638           30,013            6,796
-----------------------------------------------------------------------------------------------------------------------------------
Postage                                                                 1,064            2,768            9,068            1,974
-----------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                          31,495           32,755           32,095           32,194
-----------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                              2,091            4,107            7,963            4,927
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                          70,864          119,717          228,860           58,145
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                     $1,180,900       $1,375,253       $5,098,103       $1,029,186
-----------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                   (2,759)          (4,428)          (8,668)          (2,896)
-----------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                          (197,163)        (275,895)        (918,950)        (202,924)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                         $980,978       $1,094,930       $4,170,485         $823,366
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                              $4,315,172       $6,249,872      $20,643,925       $4,654,968
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis) -

Investment transactions                                              $257,484         $474,547       $2,048,802           $9,817
-----------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                    (214,194)         (24,644)              --          (34,176)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                               $43,290         $449,903       $2,048,802         $(24,359)
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investments                                                        $5,142,474       $5,571,155      $19,041,163       $4,206,305
-----------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                     (10,647)          40,155               --               --
-----------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                    (179,945)         (73,875)        (534,067)        (109,939)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                 $4,951,882       $5,537,435      $18,507,096       $4,096,366
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                    $4,995,172       $5,987,338      $20,555,898       $4,072,007
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                             $9,310,344      $12,237,210      $41,199,823       $8,726,975
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                                                                       GEORGIA         MARYLAND    MASSACHUSETTS
                                                                                          FUND             FUND             FUND

For year ending 3/31/03

NET INVESTMENT INCOME

Interest income                                                                     $3,943,873       $9,160,651      $14,691,539
-----------------------------------------------------------------------------------------------------------------------------------
Expenses -

Management fee                                                                        $404,828         $921,149       $1,471,299
-----------------------------------------------------------------------------------------------------------------------------------
Trustees' compensation                                                                  16,103           20,502           26,655
-----------------------------------------------------------------------------------------------------------------------------------
Shareholder servicing agent fee                                                         73,550          167,355          267,354
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class A)                                                 141,782          470,169          783,476
-----------------------------------------------------------------------------------------------------------------------------------
Distribution and service fee (Class B)                                                 168,373          330,209          435,031
-----------------------------------------------------------------------------------------------------------------------------------
Administrative fee                                                                       6,863           15,619           24,837
-----------------------------------------------------------------------------------------------------------------------------------
Custodian fee                                                                           33,928           72,029          114,568
-----------------------------------------------------------------------------------------------------------------------------------
Printing                                                                                 4,816           15,073           18,228
-----------------------------------------------------------------------------------------------------------------------------------
Postage                                                                                  1,086            3,893            5,022
-----------------------------------------------------------------------------------------------------------------------------------
Auditing fees                                                                           30,595           30,595           32,560
-----------------------------------------------------------------------------------------------------------------------------------
Legal fees                                                                               8,501            4,921              483
-----------------------------------------------------------------------------------------------------------------------------------
Miscellaneous                                                                           62,298          101,252          121,247
-----------------------------------------------------------------------------------------------------------------------------------
Total expenses                                                                        $952,723       $2,152,766       $3,300,760
-----------------------------------------------------------------------------------------------------------------------------------
Fees paid indirectly                                                                    (2,618)          (3,441)          (6,036)
-----------------------------------------------------------------------------------------------------------------------------------
Reduction of expenses by investment adviser                                           (147,403)        (335,407)        (535,562)
-----------------------------------------------------------------------------------------------------------------------------------
Net expenses                                                                          $802,702       $1,813,918       $2,759,162
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income                                                               $3,141,171       $7,346,733      $11,932,377
-----------------------------------------------------------------------------------------------------------------------------------

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS

Realized gain (loss) (identified cost basis)-

Investment transactions                                                               $602,826         $513,668         $683,464
-----------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                                     (179,625)        (340,397)        (571,969)
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                      $423,201         $173,271         $111,495
-----------------------------------------------------------------------------------------------------------------------------------
Change in unrealized appreciation (depreciation) -

Investment transactions                                                             $3,448,439       $7,099,537      $13,996,167
-----------------------------------------------------------------------------------------------------------------------------------
Futures contracts                                                                      (10,065)         (15,702)         (25,739)
-----------------------------------------------------------------------------------------------------------------------------------
Swap transactions                                                                     (159,065)        (232,095)        (307,252)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                  $3,279,309       $6,851,740      $13,663,176
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain on investments                                     $3,702,510       $7,025,011      $13,774,671
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                              $6,843,681      $14,371,744      $25,707,048
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   STATEMENTS OF CHANGES IN NET ASSETS
-----------------------------------------------------------------------------------------------------------------------------------

This Statement gives you a summary of income and gains (losses) separated by share class.

                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/03

OPERATIONS

Net investment income                                                    $4,315,172     $6,249,872    $20,643,925     $4,654,968
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                      43,290        449,903      2,048,802        (24,359)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                        4,951,882      5,537,435     18,507,096      4,096,366
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                   $9,310,344    $12,237,210    $41,199,823     $8,726,975
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(3,888,526)   $(6,237,037)  $(15,987,815)   $(3,878,441)
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (602,448)      (413,995)    (3,807,377)    (1,009,895)
-----------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --     (1,632,498)            --
-----------------------------------------------------------------------------------------------------------------------------------

From net realized gain on investments

  Class A                                                                  $(88,213)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                   (17,098)            --             --             --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,596,285)   $(6,651,032)  $(21,427,690)   $(4,888,336)
-----------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $17,945,102    $23,428,402   $104,546,628    $35,587,519
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,724,678      3,731,803     11,607,493      2,200,811
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (21,471,437)   (14,204,886)   (87,728,801)   (22,516,757)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets from fund share transactions        $(801,657)   $12,955,319    $28,425,320    $15,271,573
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                             $3,912,402    $18,541,497    $48,197,453    $19,110,212
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   96,725,024    128,028,772    424,843,936     92,110,493
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                       $100,637,426   $146,570,269   $473,041,389   $111,220,705
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included
in net assets at end of period                                            $(206,766)     $(191,559)   $(1,189,411)     $(163,766)
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                                                                          GEORGIA        MARYLAND  MASSACHUSETTS
                                                                                             FUND            FUND           FUND

For year ended 3/31/03

OPERATIONS

Net investment income                                                                   $3,141,171     $7,346,733    $11,932,377
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain on investments                                                           423,201        173,271        111,495
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized gain on investments                                                       3,279,309      6,851,740     13,663,176
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $6,843,681    $14,371,744    $25,707,048
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                                              $(2,599,347)   $(6,249,737)  $(10,462,169)
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                 (643,566)    (1,319,733)    (1,744,658)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(3,242,913)   $(7,569,470)  $(12,206,827)
-----------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                                       $11,386,532    $18,299,728    $51,342,873
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                                         2,137,662      4,625,111      6,030,522
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                              (11,622,400)   (17,320,343)   (37,517,245)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                                 $1,901,794     $5,604,496    $19,856,150
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                            $5,502,562    $12,406,770    $33,356,371
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                  70,210,266    160,291,969    247,755,598
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                       $75,712,828   $172,698,739   $281,111,969
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in
net assets at end of period                                                              $(187,868)     $(331,899)     $(721,623)
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                                                            ALABAMA       ARKANSAS     CALIFORNIA        FLORIDA
                                                                               FUND           FUND           FUND           FUND

For year ended 3/31/02

OPERATIONS

Net investment income                                                    $4,517,608     $6,263,277    $19,405,457     $4,468,077
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                     268,245        (28,666)     1,830,959       (229,785)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                       (2,083,971)    (1,324,633)    (9,858,713)    (1,329,184)
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                   $2,701,882     $4,909,978    $11,377,703     $2,909,108
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                               $(4,139,484)   $(5,884,845)  $(14,679,900)   $(3,464,879)
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                  (581,845)      (417,212)    (3,406,491)      (994,038)
-----------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --     (1,319,066)            --
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income

  Class A                                                                   (32,631)            --       (326,959)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                    (4,587)            --        (75,871)            --
-----------------------------------------------------------------------------------------------------------------------------------
  Class C                                                                        --             --        (29,379)            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                            $(4,758,547)   $(6,302,057)  $(19,837,666)   $(4,458,917)
-----------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                        $15,527,073    $17,189,156   $111,876,098    $21,708,998
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                          2,069,360      2,862,701      9,152,945      1,608,409
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                               (12,960,687)   (14,380,894)   (94,391,412)   (20,284,424)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                  $4,635,746     $5,670,963    $26,637,631     $3,032,983
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                             $2,579,081     $4,278,884    $18,177,668     $1,483,174
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                   94,145,943    123,749,888    406,666,268     90,627,319
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                        $96,725,024   $128,028,772   $424,843,936    $92,110,493
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included
in net assets at end of period                                             $(42,342)      $132,185      $(475,409)       $66,763
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

                                                                                           GEORGIA       MARYLAND  MASSACHUSETTS
                                                                                              FUND           FUND           FUND

For year ended 3/31/02

OPERATIONS

Net investment income                                                                   $3,114,362     $7,347,839    $11,626,735
-----------------------------------------------------------------------------------------------------------------------------------
Net realized gain (loss) on investments                                                    302,878        470,169       (313,959)
-----------------------------------------------------------------------------------------------------------------------------------
Net unrealized loss on investments                                                      (1,539,654)    (2,280,567)    (4,277,379)
-----------------------------------------------------------------------------------------------------------------------------------
Increase in net assets from operations                                                  $1,877,586     $5,537,441     $7,035,397
-----------------------------------------------------------------------------------------------------------------------------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income

  Class A                                                                              $(2,443,414)   $(6,097,341)  $(10,250,769)
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                 (670,948)    (1,253,376)    (1,375,966)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income

  Class A                                                                                  (49,249)       (47,876)      (134,492)
-----------------------------------------------------------------------------------------------------------------------------------
  Class B                                                                                  (13,523)        (9,841)       (18,053)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                                           $(3,177,134)   $(7,408,434)  $(11,779,280)
-----------------------------------------------------------------------------------------------------------------------------------

FUND SHARE (PRINCIPAL) TRANSACTIONS

Net proceeds from sale of shares                                                       $11,993,970    $21,206,922    $36,403,427
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value of shares issued to shareholders in reinvestment
of distributions                                                                         1,651,136      3,908,119      5,068,396
-----------------------------------------------------------------------------------------------------------------------------------
Cost of shares reacquired                                                              (11,746,638)   (17,127,108)   (35,302,221)
-----------------------------------------------------------------------------------------------------------------------------------
Net increase in net assets from fund share transactions                                 $1,898,468     $7,987,933     $6,169,602
-----------------------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                              $598,920     $6,116,940     $1,425,719
-----------------------------------------------------------------------------------------------------------------------------------

NET ASSETS

At beginning of period                                                                  69,611,346    154,175,029    246,329,879
-----------------------------------------------------------------------------------------------------------------------------------
At end of period                                                                       $70,210,266   $160,291,969   $247,755,598
-----------------------------------------------------------------------------------------------------------------------------------
Accumulated distributions in excess of net investment income included in
net assets at end of period                                                               $(93,303)      $(94,658)     $(444,355)
-----------------------------------------------------------------------------------------------------------------------------------

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------
The Financial Highlights provide a summary of income and capital gains from fund operations less expenses for each share class offered by the fund.

For years ended 3/31

CLASS A                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of year                                    $10.31       $10.53       $10.00       $10.76       $10.80
-----------------------------------------------------------------------------------------------------------------------------------
INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.48        $0.51        $0.54        $0.54        $0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.54        (0.19)        0.53        (0.64)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.02        $0.32        $1.07       $(0.10)       $0.53
-----------------------------------------------------------------------------------------------------------------------------------
LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.50)      $(0.54)      $(0.54)      $(0.54)      $(0.54)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                  (0.01)          --           --        (0.12)       (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.00)(3)       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                             --           --           --        (0.00)(3)       --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.51)      $(0.54)      $(0.54)      $(0.66)      $(0.57)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.82       $10.31       $10.53       $10.00       $10.76
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                    10.06         3.05        11.00        (0.82)        5.03
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             0.88         0.88         0.86         0.89         0.95
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.49         4.87         5.25         5.28         5.04
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        21           20           17           44           23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                              $84,474      $83,146      $81,615      $72,736      $73,851
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.46        $0.49        $0.52        $0.52        $0.53
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                             1.08         1.08         1.06         1.07         1.07
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.29         4.67         5.05         5.10         4.92
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from certain expense offset arrangements.
6  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) ALABAMA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of year                                    $10.31       $10.53       $10.00       $10.76       $10.80
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.40        $0.43        $0.46        $0.46        $0.46
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.54        (0.19)        0.53        (0.64)       (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.94        $0.24        $0.99       $(0.18)       $0.45
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.42)      $(0.46)      $(0.46)      $(0.46)      $(0.46)
-----------------------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                  (0.01)          --           --        (0.12)       (0.03)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.00)(3)       --           --           --
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net realized gain on investments                             --           --           --        (0.00)(3)       --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.43)      $(0.46)      $(0.46)      $(0.58)      $(0.49)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $10.82       $10.31       $10.53       $10.00       $10.76
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        9.14         2.38        10.17        (1.56)        4.25
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             1.63         1.63         1.61         1.64         1.69
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.74         4.09         4.50         4.53         4.29
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        21           20           17           44           23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                              $16,163      $13,579      $12,531      $10,926      $11,452
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.38        $0.41        $0.46        $0.44        $0.45
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                             1.83         1.83         1.81         1.82         1.81
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.54         3.89         4.30         4.35         4.17
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of year                                 $9.97        $10.08         $9.61        $10.14        $10.18
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.47         $0.51         $0.51         $0.50         $0.50
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.46         (0.11)         0.47         (0.53)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.93         $0.40         $0.98        $(0.03)        $0.46
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS

From net investment income                                        $(0.50)       $(0.51)       $(0.51)       $(0.50)       $(0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $10.40         $9.97        $10.08         $9.61        $10.14
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(5)                                                 9.51          4.06         10.45         (0.24)         4.60
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         0.73          0.72          0.70          0.72          0.77
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.59          5.05          5.25          5.14          4.92
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    15            15            12            28            12
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                         $134,521      $119,328      $113,928      $107,111      $124,644
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.45         $0.49         $0.49         $0.48         $0.49
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         0.93          0.92          0.90          0.90          0.89
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.39          4.85          5.05          4.96          4.80
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from certain offset arrangements.
5  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) ARKANSAS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of year                                 $9.98        $10.09         $9.62        $10.14        $10.18
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.39         $0.43         $0.44         $0.42         $0.43
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.46         (0.11)         0.46         (0.53)        (0.04)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.85         $0.32         $0.90        $(0.11)        $0.39
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.42)       $(0.43)       $(0.43)       $(0.41)       $(0.43)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of year                                      $10.41         $9.98        $10.09         $9.62        $10.14
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.62          3.24          9.59         (1.02)         3.91
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         1.54          1.50          1.47          1.62          1.43
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.77          4.26          4.49          4.33          4.26
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    15            15            12            28            12
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of year (000 Omitted)                          $12,049        $8,700        $9,822        $9,227       $10,609
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fees for certain of the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.37         $0.41         $0.42         $0.40         $0.42
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         1.74          1.70          1.67          1.80          1.55
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.57          4.06          4.29          4.15          4.14
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.02%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from certain offset arrangements.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                               $5.70         $5.81         $5.52         $5.89         $5.80
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.28         $0.28         $0.28         $0.29         $0.29
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    0.27         (0.10)         0.30         (0.38)         0.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.55         $0.18         $0.58        $(0.09)        $0.38
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.29)       $(0.28)       $(0.29)       $(0.28)       $(0.29)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.01)           --            --         (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.29)       $(0.29)       $(0.29)       $(0.28)       $(0.29)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.96         $5.70         $5.81         $5.52         $5.89
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                 9.79          3.11         10.78         (1.41)         6.59
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         0.67          0.67          0.62          0.51          0.60
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.73          4.87          5.08          5.21          4.82
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    22            12            21            40            26
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $333,350      $305,699      $293,137      $196,828      $226,903
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.27         $0.27         $0.27         $0.27         $0.27
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         0.87          0.87          0.87          0.86          0.77
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.53          4.67          4.83          4.86          4.65
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from fees paid indirectly.
6  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                               $5.70         $5.81         $5.52         $5.89         $5.80
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.23         $0.24         $0.24         $0.25         $0.24
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    0.27         (0.11)         0.30         (0.38)         0.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.50         $0.13         $0.54        $(0.13)        $0.33
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.24)       $(0.23)       $(0.25)       $(0.24)       $(0.24)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.01)           --            --         (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.24)       $(0.24)       $(0.25)       $(0.24)       $(0.24)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.96         $5.70         $5.81         $5.52         $5.89
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.93          2.30          9.93         (2.21)         5.74
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         1.46          1.45          1.39          1.31          1.39
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.94          4.09          4.31          4.38          4.02
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    22            12            21            40            26
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $98,888       $84,123       $80,473       $60,367       $61,458
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.22         $0.23         $0.23         $0.23         $0.22
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                         1.66          1.65          1.64          1.66          1.56
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.74          3.89          4.06          4.03          3.85
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) CALIFORNIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS C                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                               $5.72         $5.83         $5.53         $5.90         $5.81
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                           $0.23         $0.23         $0.23         $0.24         $0.23
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    0.27         (0.10)         0.31         (0.38)         0.09
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.50         $0.13         $0.54        $(0.14)        $0.32
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.24)       $(0.23)       $(0.24)       $(0.23)       $(0.23)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.01)           --            --         (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.24)       $(0.24)       $(0.24)       $(0.23)       $(0.23)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                     $5.98         $5.72         $5.83         $5.53         $5.90
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.78          2.17          9.96         (2.29)         5.54
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                         1.57          1.57          1.52          1.41          1.56
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.83          3.97          4.21          4.32          3.84
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    22            12            21            40            26
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $40,804       $35,022       $33,056       $10,482       $10,178
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.22         $0.22         $0.22         $0.22         $0.21
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                         1.77          1.77          1.77          1.76          1.74
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.63          3.77          3.96          3.97          3.66
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                               $9.78         $9.95         $9.47        $10.12        $10.10
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.48         $0.50         $0.50         $0.50         $0.50
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    0.44         (0.16)         0.49         (0.65)         0.02
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.92         $0.34         $0.99        $(0.15)        $0.52
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.51)       $(0.51)       $(0.51)       $(0.50)       $(0.50)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.19         $9.78         $9.95         $9.47        $10.12
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(5)                                                 9.40          3.41         10.72         (1.38)         5.25
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         0.62          0.63          0.63          0.66          0.69
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.78          5.09          5.23          5.21          4.96
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    27            16            18            52            23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $86,045       $69,959       $66,807       $64,107       $77,628
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.46         $0.48         $0.48         $0.48         $0.49
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         0.82          0.83          0.83          0.84          0.81
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.58          4.89          5.03          5.03          4.84
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from fees paid indirectly.
5  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) FLORIDA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                               $9.78         $9.95         $9.47        $10.11        $10.09
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.40         $0.43         $0.42         $0.43         $0.42
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments and
foreign currency                                                    0.43         (0.17)         0.49         (0.64)         0.02
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.83         $0.26         $0.91        $(0.21)        $0.44
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.42)       $(0.43)       $(0.43)       $(0.43)       $(0.42)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $10.19         $9.78         $9.95         $9.47        $10.11
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.64          2.58          9.84         (2.07)         4.42
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         1.42          1.43          1.43          1.45          1.49
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.97          4.29          4.43          4.42          4.16
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    27            16            18            52            23
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $25,175       $22,151       $23,820       $19,999       $20,813
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee, for certain of the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.38         $0.41         $0.41         $0.41         $0.41
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         1.62          1.63          1.63          1.63          1.61
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.77          4.09          4.23          4.24          4.04
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.

3  Per share data are based on average shares outstanding.

4  Ratios do not reflect reductions from fees paid indirectly.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $10.63       $10.82       $10.26       $10.93       $10.95
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.49        $0.50        $0.52        $0.52        $0.55
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.55        (0.17)        0.56        (0.67)       (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $1.04        $0.33        $1.08       $(0.15)       $0.53
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.50)      $(0.51)      $(0.52)      $(0.52)      $(0.55)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.01)          --           --        (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.50)      $(0.52)      $(0.52)      $(0.52)      $(0.55)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.17       $10.63       $10.82       $10.26       $10.93
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(6)                                                     9.97         3.03        10.80        (1.32)        4.09
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             0.92         0.93         0.90         0.93         0.97
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.43         4.67         4.95         4.98         4.97
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        25           19           24           39           35
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $57,636      $54,179      $52,236      $48,054      $56,886
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.47        $0.48        $0.50        $0.50        $0.54
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(5)                                                             1.12         1.13         1.10         1.11         1.09
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                4.23         4.47         4.75         4.80         4.85
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to decrease net investment income per share and increase net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.00 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001, have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from certain expense offset arrangements.
6  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) GEORGIA MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                                 2003         2002         2001         2000         1999
Net asset value, beginning of period                                  $10.64       $10.83       $10.27       $10.93       $10.95
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(4)
Net investment income(1)                                               $0.40        $0.42        $0.45        $0.44        $0.47
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments                  0.56        (0.18)        0.55        (0.66)       (0.02)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                       $0.96        $0.24        $1.00       $(0.22)       $0.45
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                            $(0.42)      $(0.42)      $(0.44)      $(0.44)      $(0.47)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                        --        (0.01)          --           --        (0.00)(3)
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                          $(0.42)      $(0.43)      $(0.44)      $(0.44)      $(0.47)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                        $11.18       $10.64       $10.83       $10.27       $10.93
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                        9.15         2.26         9.97        (2.06)        4.22
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(5)                                                             1.67         1.68         1.65         1.68         1.72
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.68         3.91         4.25         4.24         4.22
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                        25           19           24           39           35
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                            $18,077      $16,031      $17,376      $14,777      $14,591
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee for the period indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                               $0.38        $0.40        $0.43        $0.42        $0.45
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(5)                                                             1.87         1.88         1.85         1.86         1.84
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                                3.48         3.71         4.05         4.06         4.10
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002 was to decrease net investment income per share and increase net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.00 per share. In addition, the ratio of net investment income to average net assets decreased by 0.03%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share amount was less than $0.01.
4  Per share data are based on average shares outstanding.
5  Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.21        $11.35        $10.81        $11.49        $11.47
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.52         $0.54         $0.54         $0.53         $0.54
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.50         (0.14)         0.54         (0.68)         0.02
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.02         $0.40         $1.08        $(0.15)        $0.56
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.54)       $(0.54)       $(0.54)       $(0.53)       $(0.54)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.69        $11.21        $11.35        $10.81        $11.49
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(5)                                                 9.21          3.59         10.26         (1.27)         4.94
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         0.95          0.95          0.95          0.96          1.03
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.51          4.73          4.96          4.85          4.67
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    12             8            14            24            14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $138,666      $128,750      $125,316      $114,957      $131,261
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.50         $0.52         $0.52         $0.51         $0.53
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:

Expenses(4)                                                         1.15          1.15          1.15          1.14          1.15
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.31          4.53          4.76          4.67          4.55
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31,
   2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated
   to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from fees paid directly.
5  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MARYLAND MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $11.20        $11.34        $10.81        $11.48        $11.47
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.45         $0.46         $0.47         $0.46         $0.45
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.49         (0.13)         0.53         (0.67)         0.02
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $0.94         $0.33         $1.00        $(0.21)        $0.47
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.46)       $(0.47)       $(0.47)       $(0.46)       $(0.46)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.68        $11.20        $11.34        $10.81        $11.48
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    8.52          2.92          9.46         (1.82)         4.18
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         1.60          1.60          1.60          1.61          1.68
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.86          4.08          4.30          4.21          4.01
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    12             8            14            24            14
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $34,033       $31,542       $28,859       $26,845       $28,902
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If this fee had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.42         $0.44         $0.47         $0.44         $0.45
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         1.80          1.80          1.80          1.79          1.80
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.66          3.88          4.10          4.03          3.89
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began amortizing premium on debt securities. The effect of this change for the year ended March 31,
   2002 was to increase net investment income per share and decrease net realized and unrealized gains and losses per share. The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated
   to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from fees paid directly.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS A                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $10.90        $11.11        $10.60        $11.35        $11.34
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.52         $0.53         $0.55         $0.57         $0.58
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.60         (0.21)         0.52         (0.76)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.12         $0.32         $1.07        $(0.19)        $0.57
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.53)       $(0.52)       $(0.56)       $(0.56)       $(0.56)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.01)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.53)       $(0.53)       $(0.56)       $(0.56)       $(0.56)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.49        $10.90        $11.11        $10.60        $11.35
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)(5)                                                10.42          2.93         10.44         (1.57)         5.11
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         0.92          0.92          0.92          0.92          1.00
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.56          4.73          5.10          5.29          5.08
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    15            13            22            35            28
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                       $233,500      $210,269      $216,272      $207,228      $239,980
-----------------------------------------------------------------------------------------------------------------------------------
1  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.49         $0.51         $0.53         $0.55         $0.57
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         1.12          1.12          1.12          1.10          1.12
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            4.36          4.53          4.90          5.11          4.96
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by $0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from fees paid indirectly.
5  Total returns for Class A shares do not include the applicable sales charge. If the charge had been included, the results would have been lower.

See notes to financial statements.

-----------------------------------------------------------------------------------------------------------------------------------
FINANCIAL STATEMENTS   FINANCIAL HIGHLIGHTS, MFS(R) MASSACHUSETTS MUNICIPAL BOND FUND
-----------------------------------------------------------------------------------------------------------------------------------

For years ended 3/31

CLASS B                                                             2003          2002          2001          2000          1999
Net asset value, beginning of period                              $10.92        $11.12        $10.60        $11.35        $11.35
-----------------------------------------------------------------------------------------------------------------------------------

INCOME FROM INVESTMENT OPERATIONS(2)(3)
Net investment income(1)                                           $0.44         $0.46         $0.48         $0.50         $0.50
-----------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments              0.60         (0.20)         0.53         (0.76)        (0.01)
-----------------------------------------------------------------------------------------------------------------------------------
Total from investment operations                                   $1.04         $0.26         $1.01        $(0.26)        $0.49
-----------------------------------------------------------------------------------------------------------------------------------

LESS DISTRIBUTIONS DECLARED TO SHAREHOLDERS
From net investment income                                        $(0.45)       $(0.45)       $(0.49)       $(0.49)       $(0.49)
-----------------------------------------------------------------------------------------------------------------------------------
In excess of net investment income                                    --         (0.01)           --            --            --
-----------------------------------------------------------------------------------------------------------------------------------
Total distributions declared to shareholders                      $(0.45)       $(0.46)       $(0.49)       $(0.49)       $(0.49)
-----------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $11.51        $10.92        $11.12        $10.60        $11.35
-----------------------------------------------------------------------------------------------------------------------------------
Total return (%)                                                    9.69          2.35         (9.82)        (2.30)         4.43
-----------------------------------------------------------------------------------------------------------------------------------

RATIOS (%) TO AVERAGE NET ASSETS AND SUPPLEMENTAL DATA(1):
Expenses(4)                                                         1.57          1.57          1.57          1.57          1.64
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.91          4.13          4.45          4.64          4.43
-----------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover                                                    15            13            22            35            28
-----------------------------------------------------------------------------------------------------------------------------------
Net assets at end of period (000 Omitted)                        $47,612       $37,487       $30,057       $25,743       $25,616
-----------------------------------------------------------------------------------------------------------------------------------

1  The investment adviser voluntarily waived a portion of its fee for the periods indicated. If these fees had been incurred by the fund, the net investment income per share and the ratios would have been:

Net investment income(2)                                           $0.42         $0.44         $0.46         $0.48         $0.49
-----------------------------------------------------------------------------------------------------------------------------------
RATIOS (%) TO AVERAGE NET ASSETS:
Expenses(4)                                                         1.77          1.77          1.77          1.75          1.76
-----------------------------------------------------------------------------------------------------------------------------------
Net investment income(2)                                            3.71          3.93          4.25          4.46          4.31
-----------------------------------------------------------------------------------------------------------------------------------
2  As required, effective April 1, 2001, the fund has adopted the provisions of the AICPA Audit and Accounting Guide for
   Investment Companies and began accreting market discount on debt securities. The effect of this change for the year ended March
   31, 2002, was to increase net investment income per share and decrease net realized and unrealized gains and losses per share.
   The impact of this change calculates to less than $0.01 per share. In addition, the ratio of net investment income to average net assets increased by 0.01%. Per share, ratios, and supplemental data for periods prior to April 1, 2001 have not been restated to reflect this change in presentation.
3  Per share data are based on average shares outstanding.
4  Ratios do not reflect reductions from certain expense offset arrangements.

See notes to financial statements.

-------------------------------------------------------------------------------
NOTES TO FINANCIAL STATEMENTS
-------------------------------------------------------------------------------

(1) BUSINESS AND ORGANIZATION

MFS Alabama Municipal Bond Fund (Alabama Fund), MFS Arkansas Municipal Bond Fund (Arkansas Fund), MFS California Municipal Bond Fund (California Fund), MFS Florida Municipal Bond Fund (Florida Fund), MFS Georgia Municipal Bond Fund (Georgia Fund), MFS Maryland Municipal Bond Fund (Maryland Fund), and MFS Massachusetts Municipal Bond Fund (Massachusetts Fund) are each a non-diversified series of MFS Municipal Series Trust (the trust). The trust is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company.

(2) SIGNIFICANT ACCOUNTING POLICIES

General - The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates. Because each fund invests primarily in the securities of a single state and its political subdivisions, each fund is vulnerable to the effects of changes in the legal and economic environment of the particular state.

Investment Valuations - Debt securities (other than short-term obligations which mature in 60 days or less), including listed issues and swap agreements are valued on the basis of valuations furnished by dealers or by a pricing service with consideration to factors such as institutional-size trading in similar groups of securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data, without exclusive reliance upon exchange or over-the-counter prices. Short-term obligations, which mature in 60 days or less, are valued at amortized cost, which approximates market value. Futures contracts listed on commodities exchanges are reported at market value using closing settlement prices. Securities for which there are no such quotations or valuations are valued in good faith at the direction of the Trustees.

Futures Contracts - Each fund may enter into futures contracts for the delayed delivery of securities, or contracts based on financial indices at a fixed price on a future date. In entering such contracts, each fund is required to deposit with the broker either in cash or securities an amount equal to a certain percentage of the contract amount. Subsequent payments are made or received by the fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses by the fund. Each fund's investment in futures contracts is designed to hedge against anticipated future changes in interest rates or securities prices. Investments in interest rate futures for purposes other than hedging may be made to modify the duration of the portfolio without incurring the additional transaction costs involved in buying and selling the underlying securities. Should interest rates or securities prices move unexpectedly, the fund may not achieve the anticipated benefits of the futures contracts and may realize a loss.

Swap Agreements - Each fund may enter into swap agreements. A swap is an exchange of cash payments between the fund and another party, which is based on a specific financial index. Cash payments are exchanged at specified intervals and the expected income or expense is recorded on the accrual basis. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation. Risks may arise upon entering into these agreements from the potential inability of counterparties to meet the terms of their contract and from unanticipated changes in the value of the financial index on which the swap agreement is based. The fund uses swaps for both hedging and non-hedging purposes. For hedging purposes, the fund may use swaps to reduce its exposure to interest rate fluctuations. For non-hedging purposes, the fund may use swaps to take a position on anticipated changes in the underlying financial index.

Rate Lock Swaps - Each fund may enter into rate lock swaps, which are used to reduce the interest rate risk of the portfolio. A rate lock swap is a payment or receipt of cash on a specified future date, calculated as the difference between the strike rate and a specific index yield on that date. The payment received or made at the end of the measurement period is recorded as a realized gain or loss in the Statement of Operations. The value of the swap is adjusted daily and the change in value is recorded as unrealized appreciation or depreciation.

Investment Transactions and Income - Investment transactions are recorded on the trade date. Interest income is recorded on the accrual basis. All premium and discount is amortized or accreted for financial statement purposes in accordance with generally accepted accounting principles. All premium and original issue discount is amortized or accreted for tax reporting purposes as required by federal income tax regulations. Interest payments received in additional securities are recorded on the ex-interest date in an amount equal to the value of the security on such date. Some securities may be purchased on a "when-issued" or "forward delivery" basis, which means that the securities will be delivered to the fund at a future date, usually beyond customary settlement time.

Legal fees and other related expenses incurred to preserve and protect the value of a security owned are added to the cost of the security; other legal fees are expensed. Capital infusions made directly to the security issuer, which are generally non-recurring, incurred to protect or enhance the value of high-yield debt securities, are reported as additions to the cost basis of the security. Costs that are incurred to negotiate the terms or conditions of capital infusions or that are expected to result in a plan of reorganization are reported as realized losses. Ongoing costs incurred to protect or enhance an investment, or costs incurred to pursue other claims or legal actions, are expensed.

Fees Paid Indirectly - Each fund's custody fee is reduced according to an arrangement that measures the value of cash deposited with the custodian by the fund. This amount is shown as a reduction of total expenses on the Statement of Operations.

Tax Matters and Distributions - The fund's policy is to comply with the provisions of the Internal Revenue Code (the Code) applicable to regulated investment companies and to distribute to shareholders all of its net tax-exempt and taxable net income, including any net realized gain on investments. Accordingly, no provision for federal income or excise tax is provided. Distributions paid by each fund from net interest received on tax-exempt municipal bonds are not includable by shareholders as gross income for federal income tax purposes because each fund intends to meet certain requirements of the Code applicable to regulated investment companies, which will enable each fund to pay exempt-interest dividends. The portion of such interest, if any, earned on private activity bonds issued after August 7, 1986 may be considered a tax-preference item to shareholders.

Distributions to shareholders are recorded on the ex-dividend date. Each fund distinguishes between distributions on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as distributions from paid-in capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits, which result in temporary over-distributions for financial statement purposes, are classified as distributions in excess of net investment income or net realized gains. Common types of book and tax differences that could occur include differences in accounting for derivatives, defaulted bonds, capital losses, and amortization and accretion on debt securities.

The tax character of distributions paid for the years ended March 31, 2003 and March 31, 2002 was as follows:

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA       GEORGIA     MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/03                      FUND         FUND          FUND          FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:
Tax-exempt income                    $4,493,757   $6,651,032   $21,427,690    $4,888,336   $3,242,913   $7,569,470    $12,206,827
------------------------------------------------------------------------------------------------------------------------------------
Ordinary income                          59,140         --            --            --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Long-term capital gain                   43,388         --            --            --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions declared         $4,596,285   $6,651,032   $21,427,690    $4,888,336   $3,242,913   $7,569,470    $12,206,827
------------------------------------------------------------------------------------------------------------------------------------

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA       GEORGIA     MARYLAND    MASSACHUSETTS
YEAR ENDED 3/31/02                      FUND         FUND          FUND          FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Distributions declared from:

Tax-exempt income                    $4,758,547   $6,302,057   $19,837,666    $4,458,917   $3,177,134   $7,408,434    $11,779,280
------------------------------------------------------------------------------------------------------------------------------------

During the year ended March 31, 2003, the following amounts were reclassified due to differences between book and tax accounting for amortization and accretion on debt securities, market discount on disposal of securities, capital losses, and utilization of equalization (a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares):

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA       GEORGIA     MARYLAND    MASSACHUSETTS
                                        FUND         FUND          FUND          FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease):
Paid-in-capital                           $--         $1,216      $976,719  $(3,736,603)       $3,486     $(6,819)        $39,347
------------------------------------------------------------------------------------------------------------------------------------
Accumulated net realized gain (loss) on
investments                             (11,378)     (78,632)   (1,066,482)   3,733,764       (10,663)     21,323         (36,529)
------------------------------------------------------------------------------------------------------------------------------------
Accumulated undistributed distributions in
excess of net investment income          11,378       77,416        89,763        2,839         7,177      (14,504)        (2,818)
------------------------------------------------------------------------------------------------------------------------------------

These changes had no effect on the net assets or net asset value per share of the funds.

As of March 31, 2003, the components of distributable earnings (accumulated losses) on a tax basis were as follows:

                                        ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA       GEORGIA     MARYLAND    MASSACHUSETTS
                                         FUND         FUND          FUND          FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Undistributed ordinary income               --         72,577          --           2,788         --           --          347,786
------------------------------------------------------------------------------------------------------------------------------------
Undistributed tax-exempt income          201,686      304,037       730,939       271,128       99,793      320,752           --
------------------------------------------------------------------------------------------------------------------------------------
Undistributed long-term capital gain        --           --            --            --           --           --             --
------------------------------------------------------------------------------------------------------------------------------------
Capital loss carryforward                   --     (5,905,030)   (2,356,457)   (2,357,905)    (467,715)  (3,168,445)    (2,389,170)
------------------------------------------------------------------------------------------------------------------------------------
Unrealized gain (loss)                 7,659,991   12,417,451    30,866,796     7,199,533    6,040,072   14,320,849     22,388,435
------------------------------------------------------------------------------------------------------------------------------------
Other temporary differences             (442,365)    (568,173)   (1,920,350)     (437,682)    (287,661)    (668,933)    (1,069,409)
------------------------------------------------------------------------------------------------------------------------------------

At March 31, 2003, the following funds, for federal income tax purposes, had a capital loss carryforward which may be applied against any net taxable realized gains of each succeeding year until the earlier of its utilization or expiration on:

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA       GEORGIA     MARYLAND    MASSACHUSETTS
EXPIRATION DATE                         FUND         FUND          FUND          FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2004                            $--     $5,673,302         $--           $--          $--     $1,712,779     $1,451,396
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2005                             --        215,971       369,004     1,290,661         --      1,055,172        405,183
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2006                             --           --            --         781,761         --           --            --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2007                             --           --            --            --           --           --          242,062
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2008                             --         15,757        87,023          --           --           --            --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2009                             --           --       1,900,430          --        467,715      400,494          --
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2010                             --           --            --         164,025         --           --          290,529
------------------------------------------------------------------------------------------------------------------------------------
March 31, 2011                             --           --            --         121,458         --           --            --
------------------------------------------------------------------------------------------------------------------------------------
Total                                     $--     $5,905,030    $2,356,457    $2,357,905     $467,715   $3,168,445     $2,389,170
------------------------------------------------------------------------------------------------------------------------------------

Multiple Classes of Shares of Beneficial Interest - Each fund offers multiple classes of shares, which differ in their respective distribution and service fees. All shareholders bear the common expenses of the fund based on the value of settled shares outstanding of each class, without distinction between share classes. Dividends are declared separately for each class. Differences in per share dividend rates are generally due to differences in separate class expenses. Class B shares will convert to Class A shares approximately eight years after purchase.

(3) TRANSACTIONS WITH AFFILIATES

Investment Adviser - The Trust has an investment advisory agreement with Massachusetts Financial Services Company (MFS) to provide overall investment advisory and administrative services, and general office facilities. The management fee is computed daily and paid monthly at an annual rate of 0.55% of each fund's average daily net assets. The investment adviser has voluntarily agreed to waive a portion of its fee, which is shown as a reduction of total expenses in the Statement of Operations. Management fees incurred for the year ended March 31, 2003 were 0.35% of average daily net assets on an annualized basis.

Each fund pays the compensation of the Independent Trustees ("Trustees") in the form of both a retainer and attendance fees, and pays no compensation directly to its Trustees who are officers of the investment adviser, or to officers of each fund, all of whom receive remuneration for their services to each fund from MFS. Certain officers and Trustees of the trust are officers or directors of MFS, MFS Fund Distributors, Inc. (MFD), and MFS Service Center, Inc. (MFSC). On January 1, 2002, the Trustees terminated the Independent Trustee unfunded defined benefit plan for active Trustees. The pension expense and one-time plan settlement expense included in Trustees' compensation for inactive trustees for the year ended March 31, 2003 were as follows:

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                        FUND         FUND          FUND         FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Settlement Expense                     $13,918      $14,306       $8,386       $14,217      $12,016      $14,467       $15,016
------------------------------------------------------------------------------------------------------------------------------------
Pension Expense                            121        1,163        1,577         1,159        1,147        1,512         1,553
------------------------------------------------------------------------------------------------------------------------------------

Administrator - The trust has an administrative services agreement with MFS to provide each fund with certain financial, legal, shareholder communications, compliance, and other administrative services. As a partial reimbursement for the cost of providing these services, each fund pays MFS an administrative fee at the following annual percentages of the fund's average daily net assets:

First $2 billion0.0175%
--------------------------------------------------------------------------------
Next $2.5 billion0.0130%
--------------------------------------------------------------------------------
Next $2.5 billion0.0005%
--------------------------------------------------------------------------------
In excess of $7 billion0.0000%
--------------------------------------------------------------------------------

Distributor - MFD, a wholly owned subsidiary of MFS, as distributor, received the following amounts as its portion of the sales charge on sales of Class A shares for the year ended March 31, 2003:

     ALABAMA           ARKANSAS       CALIFORNIA         FLORIDA           GEORGIA         MARYLAND        MASSACHUSETTS
       FUND              FUND            FUND              FUND             FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
     $40,125           $131,696        $123,555          $54,623           $36,804          $51,658           $63,649

The Trustees have adopted a distribution plan for Class A, Class B, and Class C shares pursuant to Rule 12b-1 of the Investment
Company Act of 1940 as follows:

Each fund's distribution plan provides that the fund will pay MFD up to 0.35% per annum of its average daily net assets attributable to Class A shares in order that MFD may pay expenses on behalf of the fund related to the distribution and servicing of its shares. These expenses include a service fee paid to each securities dealer that enters into a sales agreement with MFD of up to 0.25% per annum of each fund's average daily net assets attributable to Class A shares which are attributable to that securities dealer and a distribution fee to MFD of up to 0.10% per annum of each fund's average daily net assets attributable to
Class A shares. For the year ended March 31, 2003, MFD retained the following service fees for accounts not attributable to a securities dealer:

     ALABAMA           ARKANSAS       CALIFORNIA         FLORIDA           GEORGIA         MARYLAND        MASSACHUSETTS
       FUND              FUND            FUND              FUND             FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
      $1,834            $1,343          $3,404             $--              $757            $5,991            $60,404

During the year ended March 31, 2003, fees incurred under the distribution plan as a percentage of each fund's average daily net assets attributable to Class A shares on an annualized basis were as follows:

     ALABAMA           ARKANSAS       CALIFORNIA         FLORIDA           GEORGIA         MARYLAND        MASSACHUSETTS
       FUND              FUND            FUND              FUND             FUND             FUND              FUND
----------------------------------------------------------------------------------------------------------------------------
      0.25%             0.10%            0.10%            0.00%             0.25%            0.35%             0.35%

Payments of the 0.10% per annum Class A distribution fee will be implemented on such date as the Trustees of the trust may determine for the Alabama, Arkansas, California, Florida, and Georgia funds. Payment of the 0.25% per annum Class A service fee by the Florida Fund will commence on such date as the Trustees of the trust may determine. In the case of the Arkansas and California Funds, a portion of the service fee is currently being paid by each fund; payment of the remaining portion of the Class A service fee will become payable on such date as the Trustees of the trust may determine.

Each fund's distribution plan provides that the fund will pay MFD a distribution fee of 0.75% per annum, and a service fee of up to 0.25% per annum, of the fund's average daily net assets attributable to Class B and Class C shares. MFD will pay to securities dealers that enter into a sales agreement with MFD all or a portion of the service fee attributable to Class B and Class C shares, and will pay to such securities dealers all of the distribution fee attributable to Class C shares. The service fee is intended to be consideration for services rendered by the dealer with respect to Class B and Class C shares. MFD retains the service fee for accounts not attributable to a securities dealer. Class B and Class C service fees during the year ended March 31, 2003 were as follows:

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                        FUND         FUND          FUND         FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Class B                                  $74          $44          $816          $--          $19         $594          $383
------------------------------------------------------------------------------------------------------------------------------------
Class C                                  N/A          N/A          $601          N/A          N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

Class B distribution fees during the year ended March 31, 2003 were as follows:

                                       ALABAMA     ARKANSAS     CALIFORNIA     FLORIDA      GEORGIA     MARYLAND    MASSACHUSETTS
                                        FUND         FUND          FUND         FUND         FUND         FUND          FUND
------------------------------------------------------------------------------------------------------------------------------------
Class B                                 1.00%        0.91%        0.89%         0.80%        1.00%        1.00%         1.00%
------------------------------------------------------------------------------------------------------------------------------------
Class C                                  N/A          N/A         1.00%          N/A          N/A          N/A           N/A
------------------------------------------------------------------------------------------------------------------------------------

Except in the case of the 0.25% per annum first year Class B shares service fee, payments by the Florida Fund will be suspended until such date as the Trustees of the trust may determine. Except in the case of the Arkansas and California funds, the 0.25% per annum first year Class B shares service fee is currently 0.10% per annum on Class B shares held over one year.

Certain Class A and Class C shares are subject to a contingent deferred sales charge in the event of a shareholder redemption within, for Class A shares 12 months following the purchase, and for Class C shares, the first year from the end of the calendar month of purchase. A contingent deferred sales charge is imposed on shareholder redemptions of Class B shares in the event of a shareholder redemption within six years of purchase. MFD receives all contingent deferred sales charges. Contingent deferred sales charges imposed during the year ended March 31, 2003, were as follows:

                           ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
CDSC IMPOSED                 FUND          FUND           FUND           FUND           FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Class A                        $--             $341        $10,320         $2,700         $--             $500         $8,950
------------------------------------------------------------------------------------------------------------------------------------
Class B                       42,616         13,882        207,475         60,284        53,282         55,952        133,409
------------------------------------------------------------------------------------------------------------------------------------
Class C                         --             --           19,264           --            --             --            --
------------------------------------------------------------------------------------------------------------------------------------

Shareholder Servicing Agent - MFSC, a wholly owned subsidiary of MFS, earns a fee for its services as shareholder servicing agent. The fee is calculated as a percentage of each fund's average daily net assets at an annual rate of 0.10%. Effective
April 1, 2003 the fees as a percentage of the fund's average daily net assets will be 0.11%.

(4) PORTFOLIO SECURITIES

Purchases and sales of investments, other than U.S. government securities, purchased option transactions, and short-term obligations were as follows:

                            ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                              FUND          FUND           FUND           FUND           FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Purchases                 $20,546,134    $29,818,015   $126,853,166    $34,909,826   $19,021,418    $22,164,079    $56,653,299
------------------------------------------------------------------------------------------------------------------------------------
Sales                      22,352,986     20,506,375     99,171,628     25,628,681    17,715,782     20,045,492    $40,095,369
------------------------------------------------------------------------------------------------------------------------------------

The cost and unrealized appreciation or depreciation in value of the investments owned by each fund, as computed on a federal income tax basis, are as follows:

                               ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                 FUND          FUND           FUND           FUND           FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Aggregate Cost               $90,319,834   $133,177,902   $437,283,359   $103,937,553   $68,628,556   $157,578,324   $258,332,811
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized appreciation $8,177,997    $12,597,270    $34,880,664     $7,499,333    $6,328,871    $14,753,885    $24,055,475
------------------------------------------------------------------------------------------------------------------------------------
Gross unrealized depreciation  (338,061)      (105,944)    (3,479,801)      (189,861)     (129,734)      (201,009)    (1,359,394)
------------------------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation   $7,839,936    $12,491,326    $31,400,863     $7,309,472    $6,199,137    $14,552,876    $22,696,081
------------------------------------------------------------------------------------------------------------------------------------

(5) SHARES OF BENEFICIAL INTEREST

The Trust's Declaration permits the Trustees to issue an unlimited number of full and fractional shares of beneficial interest.
Transactions in fund shares were as follows:

                                        ALABAMA                 ARKANSAS                CALIFORNIA                 FLORIDA
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/03 (000 Omitted) SHARES       AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT
CLASS A SHARES
Shares sold                       1,153       $12,281      1,835       $18,905     10,049       $59,243      2,604       $26,400
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       223         2,376        341         3,504      1,455         8,573        176         1,772
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                (1,634)      (17,350)    (1,205)      (12,416)    (9,209)      (54,405)    (1,487)      (15,017)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            (258)      $(2,693)       971        $9,993      2,295       $13,411      1,293       $13,155
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/02 (000 Omitted)
Shares sold                         978       $10,280      1,402       $14,211     10,239       $59,507      1,613       $16,012
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       173         1,817        261         2,647      1,159         6,749        125         1,243
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (841)       (8,795)    (1,003)      (10,138)    (8,207)      (47,667)    (1,303)      (12,926)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                        310         $3,302       660        $6,720      3,191       $18,589        435        $4,329
------------------------------------------------------------------------------------------------------------------------------------

                                        ALABAMA                 ARKANSAS                CALIFORNIA                 FLORIDA

------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/03 (000 Omitted) SHARES       AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT

CLASS B SHARES
Shares sold                         528        $5,663        437        $4,523      4,864       $28,766        909        $9,188
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions        33           349         22           228        345         2,030         42           429
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (385)       (4,121)      (174)       (1,789)    (3,379)      (19,889)      (745)       (7,500)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                        176        $1,891        285        $2,962      1,830       $10,907        206        $2,117
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/02 (000 Omitted)
Shares sold                         499        $5,248        294        $2,979      4,125       $24,056        574        $5,697
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions        24           252         21           215        280         1,633         36           365
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                 (396)       (4,166)      (417)       (4,243)    (3,493)      (20,287)      (741)       (7,358)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)            127        $1,334       (102)      $(1,049)        912        $5,402      (131)      $(1,296)
------------------------------------------------------------------------------------------------------------------------------------

                                      CALIFORNIA
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/03 (000 Omitted) SHARES       AMOUNT

CLASS C
Shares sold                       2,792       $16,538
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       170         1,004
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                (2,264)      (13,435)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                        698        $4,107
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/02 (000 Omitted)
Shares sold                       4,902       $28,313
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       132           771
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                (4,580)      (26,437)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                        454        $2,647
------------------------------------------------------------------------------------------------------------------------------------

                                        GEORGIA                 MARYLAND               MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/03 (000 Omitted) SHARES       AMOUNT      SHARES       AMOUNT      SHARES       AMOUNT

CLASS A SHARES
Shares sold                         649        $7,160      1,049       $12,130      3,172       $36,120
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       163         1,794        337         3,890        440         4,975
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (750)       (8,271)    (1,005)      (11,574)    (2,576)      (29,224)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                         62          $683        381        $4,446      1,036       $11,871
------------------------------------------------------------------------------------------------------------------------------------
Year ending 3/31/02 (000 Omitted)
Shares sold                         706        $7,685      1,205       $13,620      2,008       $22,341
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions       126         1,361        284         3,234        387         4,301
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (563)       (6,066)    (1,048)      (11,937)    (2,576)      (28,619)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             269        $2,980        441        $4,917       (181)      $(1,977)
------------------------------------------------------------------------------------------------------------------------------------

Year ended 3/31/03 (000 Omitted)

CLASS B
Shares sold                         384        $4,226        533        $6,170      1,340       $15,222
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions        31           344         64           735         93         1,056
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (305)       (3,351)      (499)       (5,746)      (729)       (8,293)
------------------------------------------------------------------------------------------------------------------------------------
Net increase                        110        $1,219         98        $1,159        704        $7,985
------------------------------------------------------------------------------------------------------------------------------------

                                        GEORGIA                 MARYLAND               MASSACHUSETTS
------------------------------------------------------------------------------------------------------------------------------------
Year ended 3/31/02 (000 Omitted)
Shares sold                         399        $4,309        668        $7,587      1,262       $14,063
------------------------------------------------------------------------------------------------------------------------------------
Shares issued to shareholders in
reinvestment of distributions        27           290         60           674         69           767
------------------------------------------------------------------------------------------------------------------------------------
Shares reacquired                  (524)       (5,681)      (457)       (5,190)      (601)       (6,683)
------------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease)             (98)      $(1,082)       271        $3,071         730       $8,147
------------------------------------------------------------------------------------------------------------------------------------

(6) LINE OF CREDIT

The trust and other affiliated funds participate in an $800 million unsecured line of credit provided by a syndication of banks under a line of credit agreement. Borrowings may be made for temporary financing needs. Interest is charged to each fund, based on its borrowings, at a rate equal to the bank's base rate. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating funds at the end of each quarter. The commitment fee allocated to each of the funds for the year ended March 31, 2003, ranged from $566 to $3,583. The trust had no borrowings during the year.

(7) FINANCIAL INSTRUMENTS

The trust trades financial instruments with off-balance-sheet risk in the normal course of its investing activities in order to manage exposure to market risks such as interest rates. These financial instruments include swap agreements. The notional or contractual amounts of these instruments represent the investment the fund has in particular classes of financial instruments and does not necessarily represent the amounts potentially subject to risk. The measurement of the risks associated with these instruments is meaningful only when all related and offsetting transactions are considered.

Swap Agreements
Interest Rate Swaps

                                                      NOTIONAL PRINCIPAL         CASH FLOWS
                                                           AMOUNT OF            RECEIVED BY       CASH FLOWS PAID      UNREALIZED
FUND                                   EXPIRATION   CONTRACT (000 OMITTED)        THE FUND          BY THE FUND       DEPRECIATION
------------------------------------------------------------------------------------------------------------------------------------
Alabama Fund                                                                 Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04             2,500                 Index            Fixed 1.945%          $(26,841)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12             1,000               X 78.875%             Index                (5,629)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             2,000                X 78.75%             Index               (12,427)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Alabama Fund      $(44,897)
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund                                                                Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04             3,200                 Index            Fixed 1.945%          $(34,357)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12             1,400               X 78.875%             Index                (7,881)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             2,900                X 78.75%             Index               (18,019)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Arkansas Fund      $(60,257)
------------------------------------------------------------------------------------------------------------------------------------
California Fund                                                              Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04            10,500                 Index            Fixed 1.945%         $(112,733)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12             4,600               X 78.875%             Index               (25,893)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             9,300                X 78.75%             Index               (57,786)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                              Total California Fund      $(196,412)
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund                                                                 Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04             1,500                 Index            Fixed 1.945%          $(16,105)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12             1,000               X 78.875%             Index                (5,629)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             2,000                X 78.75%             Index               (12,427)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Florida Fund      $(34,161)
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund                                                                 Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04             1,750                 Index            Fixed 1.945%          $(18,789)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12               750               X 78.875%             Index                (4,222)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             1,500                X 78.75%             Index                (9,320)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                  Total Georgia Fund      $(32,331)
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund                                                                Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04             2,400                 Index            Fixed 1.945%          $(25,767)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12             1,650               X 78.875%             Index                (9,288)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             3,400                X 78.75%             Index               (21,126)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                 Total Maryland Fund      $(56,181)
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund                                                           Floating -- 7 Day
                                                                                  BMA Swap
                                        11/15/04             6,000                 Index            Fixed 1.945%          $(64,419)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        10/31/12             2,700               X 78.875%             Index               (15,198)
------------------------------------------------------------------------------------------------------------------------------------
                                                                               Floating -- 3M    Floating -- 7 Day
                                                                                   LIBOR              BMA Swap
                                        12/18/12             5,500                X 78.75%             Index               (34,175)
------------------------------------------------------------------------------------------------------------------------------------
                                                                                           Total Massachusetts Fund      $(113,792)
------------------------------------------------------------------------------------------------------------------------------------

Rate Lock Swaps

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.22% coupon maturing on 10/01/16 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Florida Fund                                    1,750              (12,634)
--------------------------------------------------------------------------------
Georgia Fund                                    1,250               (9,024)
--------------------------------------------------------------------------------
Maryland Fund                                   2,600              (18,770)
--------------------------------------------------------------------------------
Massachusetts Fund                              4,500              (32,487)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating July 16, 2003 to pay the difference between 4.554% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 10.8, if positive (received if negative):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Alabama Fund                                      400              (15,121)
--------------------------------------------------------------------------------
California Fund                                 2,000              (75,604)
--------------------------------------------------------------------------------
Florida Fund                                      450              (17,011)
--------------------------------------------------------------------------------
Georgia Fund                                      300              (11,341)
--------------------------------------------------------------------------------
Maryland Fund                                     650              (24,571)
--------------------------------------------------------------------------------
Massachusetts Fund                              1,150              (43,472)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating July 17, 2003 to pay the difference between 4.554% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 10.8, if positive (received if negative).

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Alabama Fund                                      400              (15,075)
--------------------------------------------------------------------------------
California Fund                                 2,000              (75,373)
--------------------------------------------------------------------------------
Florida Fund                                      450              (16,959)
--------------------------------------------------------------------------------
Georgia Fund                                      300              (11,306)
--------------------------------------------------------------------------------
Maryland Fund                                     650              (24,496)
--------------------------------------------------------------------------------
Massachusetts Fund                              1,150              (43,340)
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating November 12, 2003 to pay the difference between 4.60% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 10.75, if positive (received if negative):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Georgia Fund                                    1,500              (44,030)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 16, 2003 to pay the difference between the notional value and the market value of a bond with a 4.65% coupon maturing on 10/16/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Alabama Fund                                      800               (29,098)
--------------------------------------------------------------------------------
California Fund                                 4,000              (145,492)
--------------------------------------------------------------------------------
Florida Fund                                      900               (32,735)
--------------------------------------------------------------------------------
Georgia Fund                                      600               (21,824)
--------------------------------------------------------------------------------
Maryland Fund                                   1,300               (47,285)
--------------------------------------------------------------------------------
Massachusetts Fund                              2,300               (83,658)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating December 10, 2003 to pay the difference between the notional value and the market value of a bond with a 4.78% coupon maturing on 12/10/23 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive).

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          APPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
California Fund                                 3,500               16,620
--------------------------------------------------------------------------------
Florida Fund                                      750                3,561
--------------------------------------------------------------------------------
Georgia Fund                                      750                3,561
--------------------------------------------------------------------------------
Maryland Fund                                   1,000                4,748
--------------------------------------------------------------------------------
Massachusetts Fund                              2,000                9,497
--------------------------------------------------------------------------------

Description - Agreement with Merrill Lynch terminating June 12, 2003 to pay the difference between 4.85% and the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date times the notional amount times 0.1272, if positive (received if negative):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Alabama Fund                                    2,000              (65,540)
--------------------------------------------------------------------------------
Georgia Fund                                    1,000              (32,770)
--------------------------------------------------------------------------------
Maryland Fund                                   2,000              (65,540)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.39% coupon maturing on 10/01/18 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
Alabama Fund                                    1,500              (10,214)
--------------------------------------------------------------------------------
Arkansas Fund                                   2,000              (13,618)
--------------------------------------------------------------------------------

Description - Agreement with Goldman Sachs terminating October 1, 2003 to pay the difference between the notional value and the market value of a bond with a 4.04% coupon maturing on 10/01/14 priced at a yield to maturity equal to the MMD general obligation yield curve rate for the designated maturity year as of the close of business on the termination date, if negative (received if positive):

                                         NOTIONAL PRINCIPAL       UNREALIZED
                                              AMOUNT OF          DEPRECIATION
FUND                                   CONTRACT (000 OMITTED)         ($)
--------------------------------------------------------------------------------
California Fund                                 9,000              (57,806)
--------------------------------------------------------------------------------

Total Unrealized Depreciation on Rate Lock Swaps

                                                                    UNREALIZED
                                                                   DEPRECIATION
FUND                                                                    ($)
-------------------------------------------------------------------------------
Alabama Fund                                                         (135,048)
-------------------------------------------------------------------------------
Arkansas Fund                                                         (13,618)
-------------------------------------------------------------------------------
California Fund                                                      (337,655)
-------------------------------------------------------------------------------
Florida Fund                                                          (75,778)
-------------------------------------------------------------------------------
Georgia Fund                                                         (126,734)
-------------------------------------------------------------------------------
Maryland Fund                                                        (175,914)
-------------------------------------------------------------------------------
Massachusetts Fund                                                   (193,460)
-------------------------------------------------------------------------------

At March 31, 2003, the funds had sufficient cash and/or securities to cover any commitments under these contracts.

(8) RESTRICTED SECURITIES

Each fund may invest not more than 15% of its net assets in securities which are subject to legal or contractual restrictions on resale. At March 31, 2003, the funds owned the following restricted securities, excluding securities issued under Rule 144A, which may not be publicly sold without registration under the Securities Act of 1933. Each fund does not have the right to demand that such securities be registered. The value of these securities is determined by valuations furnished by dealers or by a pricing service, or if not available, in good faith by the Trustees.

                                                                                     DATE OF     SHARE/PAR
FUND                 DESCRIPTION                                                   ACQUISITION     AMOUNT          COST       VALUE
------------------------------------------------------------------------------------------------------------------------------------
Alabama Fund         Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2013           5/20/99       500,000      $536,630    $595,390
                     Guam Power Authority Rev., RITES, AMBAC, 8.435s, 2018           5/20/99     4,500,000     4,376,790   4,941,630
                     Puerto Rico Municipal Finance Agency, RITES, 9.452s, 2017        1/6/00       500,000       469,080     604,370
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2013     3/31/99       500,000       509,110     647,720
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 9.22s, 2016     9/30/99       500,000       569,030     648,300
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $7,437,410
------------------------------------------------------------------------------------------------------------------------------------
Arkansas Fund        Commonwealth of Puerto Rico, RITES, 9.493s, 2019                10/5/00     1,250,000     1,278,242  $1,507,925
                     Commonwealth of Puerto Rico, RITES, MBIA, 9.993s, 2020          3/30/00     3,000,000     3,051,343   4,038,060
                     Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                     2017                                                             1/6/00       735,000       691,178     888,424
                     Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                     2018                                                             1/6/00     3,250,000     3,015,577   3,986,710
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $10,421,119
------------------------------------------------------------------------------------------------------------------------------------
California Fund      Los Angeles, CA, RITES, 8.901s, 2014                            7/20/99     5,405,000    $5,638,068  $6,778,086
                     Los Angeles, CA, Unified School District, RITES, FSA, 8.901s,
                     2020                                                            3/04/03     5,000,000     5,804,767   5,750,100
                     Puerto Rico Commonwealth, Rol Series Ii R 124B, RITES, XLCA,
                     8.05s, 2017                                                     10/22/01    1,500,000     1,794,184   1,959,870
                     Puerto Rico Commonwealth, Rol Series Ii R 184B, RITES, FGIC,
                     8.2s, 2020                                                      8/05/02     3,300,000     4,234,728   4,368,144
                     Southern California Metropolitan Water District, RITES,
                     9.878s, 2018                                                    5/07/01     5,000,000     5,764,357   6,752,700
                     State of California, RITES, 9.855s, 2017                         1/3/00     1,250,000     1,273,450   1,488,800
                     University of California Rev., RITES, MBIA, 8.651s, 2016        5/21/99     5,705,000     5,774,482   6,515,909
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $33,613,609
------------------------------------------------------------------------------------------------------------------------------------
Florida Fund         Commonwealth of Puerto Rico, RITES, 9.993s, 2019                 4/6/00     1,000,000    $1,023,035  $1,346,020
                     State of Florida, RITES, 8.32s, 2017                            4/22/99     3,000,000     3,038,605   3,370,140
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $4,716,160
------------------------------------------------------------------------------------------------------------------------------------
Georgia Fund         Atlanta, GA, Water & Wastewater Rev., RITES, FGIC, 9.325s,
                     2016                                                             4/9/99     4,000,000     4,587,359  $5,329,200
                     Puerto Rico, Municipal Finance Agency, RITES, FSA, 10.45s,
                     2016                                                            1/06/00       500,000       516,987     660,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $5,989,700
------------------------------------------------------------------------------------------------------------------------------------
Maryland Fund        Guam Power Authority Rev., RITES, AMBAC, 8.935s, 2015           5/20/99     1,680,000    $1,740,726  $2,004,576
                     Puerto Rico Electric Power Authority, Power Rev., RITES, FSA,
                     8.923s, 2015                                                    9/16/99     1,400,000     1,367,100   1,644,020
                     Puerto Rico Municipal Finance Agency, RITES, FSA, 9.452s,
                     2019                                                             1/6/00     1,000,000       908,171   1,179,200
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 9.220s, 2013    9/30/99       500,000       507,358     647,720
                     Puerto Rico Public Finance Corp., RITES, AMBAC, 9.220s, 2016    3/31/99     1,520,000     1,693,736   1,970,832
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                          $7,446,348
------------------------------------------------------------------------------------------------------------------------------------
Massachusetts Fund   Dudley-Charlton, MA, Regional School District, FGIC, 8.924s,
                     2015                                                            4/28/99     1,365,000    $1,501,581  $1,725,032
                     Dudley-Charlton, MA, Regional School District, FGIC, 8.924s,
                     2016                                                            4/28/99     1,430,000     1,558,414   1,802,686
                     Dudley-Charlton, MA, Regional School District, FGIC, 8.924s,
                     2018                                                            4/28/99     1,565,000     1,687,883   1,953,715
                     Massachusetts Bay Transit Authority, RITES, Pennsylvania
                     675A, 10.693s, 2016                                             4/19/00     4,835,000     5,484,533   6,858,641
                     Massachusetts Water Resources Authority, RITES, 11.201s, 2019   3/23/00     4,010,000     4,742,707   6,019,732
                     Puerto Rico Public Finance Corp., AMBAC, 9.22s, 2006            3/31/99     2,500,000     2,845,150   3,241,500
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                                         $21,601,306
------------------------------------------------------------------------------------------------------------------------------------

At March 31, 2003, restricted securities constituted the following percentages of each fund's net assets:

                                ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                  FUND          FUND           FUND           FUND           FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
                                 7.39%          7.11%          7.11%          4.24%         7.91%          4.31%          7.68%

(9) CHANGE IN ACCOUNTING PRINCIPLE

As required, effective April 1, 2001, the funds adopted the provision of the AICPA Audit and Accounting Guide for Investment Companies and began accreting market discount on debt securities. Prior to April 1, 2001, the funds did not accrete market discount on debt securities. Based on securities held by the fund on April 1, 2001, the cumulative effect of this accounting change had no impact on total net assets of the funds, but resulted in the following:

                                ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                  FUND          FUND           FUND           FUND           FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Increase in cost of
securities                        $44,711       $103,806        $57,495        $36,382        $2,101       $109,185       $265,742
------------------------------------------------------------------------------------------------------------------------------------
Decrease in net unrealized
appreciation                     $(44,711)     $(103,806)      $(57,495)      $(36,382)      $(2,101)     $(109,185)     $(265,742)
------------------------------------------------------------------------------------------------------------------------------------

The effect of this change for the year ended March 31, 2002 was as follow:

                                ALABAMA       ARKANSAS      CALIFORNIA       FLORIDA       GEORGIA       MARYLAND     MASSACHUSETTS
                                  FUND          FUND           FUND           FUND           FUND          FUND           FUND
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) in net
investment income                  $8,091        $21,559        $24,175         $7,958       $(1,660)       $23,463        $58,036
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) net
unrealized appreciation           $(6,489)      $(21,559)      $(16,245)       $(7,431)       $1,796       $(23,503)      $(56,868)
------------------------------------------------------------------------------------------------------------------------------------
Increase (decrease) net
realized gain                     $(1,602)           $--        $(7,930)         $(527)        $(136)           $40        $(1,168)
------------------------------------------------------------------------------------------------------------------------------------

The Statement of Changes in Net Assets and Financial Highlights for prior periods have not been restated to reflect this change in presentation.

--------------------------------------------------------------------------------
INDEPENDENT AUDITORS' REPORT
--------------------------------------------------------------------------------

To the Trustees of MFS Municipal Series Trust and Shareholders of the Portfolios of MFS Municipal Series Trust:

We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of MFS Alabama Municipal Bond Fund, MFS Arkansas Municipal Bond Fund, MFS California Municipal Bond Fund, MFS Florida Municipal Bond Fund, MFS Georgia Municipal Bond Fund, MFS Maryland Municipal Bond Fund, MFS Massachusetts Municipal Bond Fund (portfolios of MFS Municipal Series Trust) ("the Trust") as of March 31, 2003, the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of March 31, 2003, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, such financial statements present fairly, in all material respects, the financial position of each of the aforementioned portfolios of MFS Municipal Series Trust as of March 31, 2003, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.

DELOITTE & TOUCHE LLP
Boston, Massachusetts
May 8, 2003

--------------------------------------------------------------------------------------------------------------
TRUSTEES AND OFFICERS
--------------------------------------------------------------------------------------------------------------

The following tables present certain information regarding the Trustees and officers of MFS Municipal Series
Trust, of which each fund is a series, including their principal occupations, which, unless specific dates are shown, are of more than five years' duration, although the titles may not have been the same throughout.

The Trust does not hold annual shareholder meetings for the purpose of electing Trustees, and Trustees are not elected for fixed terms. This means that each Trustee will be elected to hold office until his or her successor is chosen and qualified or until his or her earlier death, resignation, retirement or removal. Each officer will hold office until his or her successor is chosen and qualified, or until he or she retires, resigns or is removed from office.

Messrs. Shames, Cohn, Sherrat and Smith, and Ms. O'Neill, have served in their capacity as Trustee of the
Trust continuously since originally elected or appointed. Messrs. Ballen, Gutow, Ives, Perera and Poorvu, and
Ms. Smith, were elected by shareholders and have served as Trustees of the Trust since January 1, 2002. Mr.
Parke has served as Trustee of the Trust since January 1, 2002.

Each of the Trust's Trustees and officers holds comparable positions with certain other funds of which MFS or a subsidiary is the investment adviser or distributor and, in the case of the officers, with certain affiliates of MFS. Each Trustee serves as a board member of 112 funds within the MFS Family of Funds.

The Statement of Additional Information contains further information about the Trustees and is available without charge upon request, by calling 1-800-225-2606.

               Name, age, position with Trust, principal occupation, and other directorships(1)

INTERESTED TRUSTEES                                      OFFICERS

JEFFREY L. SHAMES(2) (born 06/02/55)                     JEFFREY L. SHAMES (born 06/02/55)
Chairman                                                 Chairman
Massachusetts Financial Services Company, Chairman       Massachusetts Financial Services Company, Chairman

JOHN W. BALLEN(2) (born 09/12/59)                        JOHN W. BALLEN (born 09/12/59)
Trustee and President                                    Trustee and President
Massachusetts Financial Services Company, Chief          Massachusetts Financial Services Company, Chief
Executive Officer and Director                           Executive Officer and Director

KEVIN R. PARKE(2) (born 12/14/59)                        JAMES R. BORDEWICK, JR. (born 03/06/59)
Trustee                                                  Assistant Secretary and Assistant Clerk
Massachusetts Financial Services Company,                Massachusetts Financial Services Company, Senior
President, Chief Investment Officer, and Director        Vice President and Associate General Counsel

INDEPENDENT TRUSTEES                                     STEPHEN E. CAVAN (born 11/06/53)
                                                         Secretary and Clerk
LAWRENCE H. COHN, M.D. (born 03/11/37)                   Massachusetts Financial Services Company, Senior
Trustee                                                  Vice President, General Counsel and Secretary
Brigham and Women's Hospital, Chief of Cardiac
Surgery; Harvard Medical School, Professor of            STEPHANIE A. DESISTO (born 10/01/53)
Surgery                                                  Assistant Treasurer
                                                         Massachusetts Financial Services Company, Vice
WILLIAM R. GUTOW (born 09/27/41)                         President (since April 2003); Brown Brothers
Trustee                                                  Harriman & Co., Senior Vice President (November
Private investor and real estate consultant;             2002 to April 2003); ING Groep N.V./Aeltus
Capitol Entertainment Management Company (video          Investment Management, Senior Vice President
franchise), Vice Chairman                                (prior to November 2002)

J. ATWOOD IVES (born 05/01/36)                           ROBERT R. FLAHERTY (born 09/18/63)
Trustee                                                  Assistant Treasurer
Private investor; KeySpan Corporation (energy            Massachusetts Financial Services Company, Vice
related services), Director; Eastern Enterprises         President (since August 2000); UAM Fund Services,
(diversified services company), Chairman, Trustee        Senior Vice President (prior to August 2000)
and Chief Executive Officer (until November 2000)
                                                         RICHARD M. HISEY (born 08/29/58)
ABBY M. O'NEILL (born 04/27/28)                          Treasurer
Trustee                                                  Massachusetts Financial Services Company, Senior
Private investor; Rockefeller Financial Services,        Vice President (since July 2002); The Bank of New
Inc. (investment advisers), Chairman and Chief           York, Senior Vice President (September 2000 to
Executive Officer                                        July 2002); Lexington Global Asset Managers, Inc.,
                                                         Executive Vice President and Chief Financial
LAWRENCE T. PERERA (born 06/23/35)                       Officer, General Manager, Mutual Funds (prior to
Trustee                                                  September 2000)
Hemenway & Barnes (attorneys), Partner
                                                         ELLEN MOYNIHAN (born 11/13/57)
WILLIAM J. POORVU (born 04/10/35)                        Assistant Treasurer
Trustee                                                  Massachusetts Financial Services Company,
Private investor; Harvard University Graduate            Vice President
School of Business Administration, Class of 1961
Adjunct Professor in Entrepreneurship Emeritus;          JAMES O. YOST (born 06/12/60)
CBL & Associates Properties, Inc. (real estate           Assistant Treasurer
investment trust), Director                              Massachusetts Financial Services Company, Senior
                                                         Vice President
J. DALE SHERRATT (born 09/23/38)
Trustee                                                  INVESTMENT ADVISER
Insight Resources, Inc. (acquisition planning            Massachusetts Financial Services Company
specialists), President; Wellfleet Investments           500 Boylston Street, Boston, MA 02116-3741
(investor in health care companies), Managing
General Partner (since 1993); Cambridge                  DISTRIBUTOR
Nutraceuticals (professional nutritional                 MFS Fund Distributors, Inc.
products), Chief Executive Officer (until May            500 Boylston Street, Boston, MA 02116-3741
2001)
                                                         PORTFOLIO MANAGERS
ELAINE R. SMITH (born 04/25/46)                          Michael L. Dawson(3)
Trustee                                                  Geoffrey L. Schechter(3)
Independent health care industry consultant
                                                         CUSTODIAN
WARD SMITH (born 09/13/30)                               State Street Bank and Trust Company
Trustee                                                  225 Franklin Street, Boston, MA 02110
Private investor
                                                         AUDITORS
                                                         Deloitte & Touche LLP
                                                         200 Berkeley St., Boston, MA 02116

(1) Directorships or trusteeships of companies required to report to the Securities and Exchange Commission
    (i.e., "public companies").

(2) "Interested person" of MFS within the meaning of the Investment Company Act of 1940 (referred to as the
    1940 Act) which is the principal federal law governing investment companies like the Trust. The address of MFS is 500 Boylston Street, Boston, Massachusetts 02116.

(3) MFS Investment Management

--------------------------------------------------------------------------------
MONEY MANAGEMENT FOR ALL TYPES OF INVESTORS
--------------------------------------------------------------------------------

YOUR GOALS ARE IMPORTANT

MFS offers a complete range of investments and investment services to address specific financial needs over time. When your investing goals change, you can easily stay with MFS for the products you need, when you need them. Whether you're investing for college or retirement expenses or for tax management or estate planning, MFS will be there.

Ask your investment professional how MFS can help you move toward the goals you've set.

MFS FAMILY OF FUNDS(R)

More than 50 portfolios offer domestic and international equity and fixed-income investment across the full risk spectrum

VARIABLE ANNUITIES

A selection of annuity products with advantages for building and preserving wealth

MFS 401(k) AND IRA SUITES

Retirement plans for businesses and individuals

MFS COLLEGE SAVINGS PLANS

Investment products to help meet education expenses

MFS PRIVATE PORTFOLIO SERVICES

Investment advisory services that provide custom products for high-net-worth individuals

You can obtain a prospectus for any MFS product from your investment professional. The prospectus contains complete information on the fees and risks associated with investing. Read the prospectus carefully before investing or sending money.

--------------------------------------------------------------------------------
MFS(R) PRIVACY POLICY: A COMMITMENT TO YOU
--------------------------------------------------------------------------------

Privacy is a concern for every investor today. At MFS Investment Management(R) and the MFS funds, we take this concern very seriously. We want you to understand our policies about every MFS investment product and service that we offer and how we protect the nonpublic personal information of investors who have a direct relationship with us and our wholly owned subsidiaries.

Throughout our business relationship, you provide us with personal information; we maintain information and records about you, your investments, and the services you use. Examples of the nonpublic personal information we maintain include

o data from investment applications and other forms

o share balances and transactional history with us, our affiliates, or others

o facts from a consumer reporting agency

We do not disclose any nonpublic personal information about our customers or former customers to anyone except as permitted by law. We may share information with companies or financial institutions that perform marketing services on our behalf or to other financial institutions with which we have joint marketing arrangements.

Access to your nonpublic personal information is limited to appropriate personnel who provide products, services, or information to you. We maintain physical, electronic, and procedural safeguards that comply with applicable federal regulations.

If you have any questions about MFS' privacy policy, please call 1-800-225-2606 any business day between 8 a.m. and 8 p.m. Eastern time.

Note: If you own MFS products or receive MFS services in the name of a third party such as a bank or broker-dealer, their privacy policy may apply to you instead of ours.

--------------------------------------------------------------------------------

FEDERAL TAX INFORMATION (UNAUDITED)

In January 2004, shareholders will be mailed a Form 1099-DIV, if applicable, reporting the federal tax status of all distributions paid during the calendar year 2003.

For federal income tax purposes, approximately 99% of the total dividends paid by each fund from net investment income during the year ended March 31, 2003, is designated as an exempt-interest dividend.

The funds have the option to use equalization, which is a tax basis dividends paid deduction from earnings and profits distributed to shareholders upon redemption of shares.

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
CONTACT INFORMATION
--------------------------------------------------------------------------------

INVESTOR INFORMATION                     INVESTOR SERVICE

For information on MFS mutual funds,     Write to us at:
call your investment professional or,
for an information kit, call toll free:  MFS Service Center, Inc.
1-800-225-2606 any business day from 8   P.O. Box 2281
a.m. to 8 p.m. Eastern time.             Boston, MA 02107-9906

Type of Information            Phone number          Hours, Eastern Time
-------------------------------------------------------------------------------
General information            1-800-225-2606        8 a.m. to 8 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Speech- or hearing-impaired    1-800-637-6576        9 a.m. to 5 p.m., any
                                                     business day
-------------------------------------------------------------------------------
Shares prices, account        1-800-MFS-TALK
balances exchanges or         (1-800-637-8255)
stock and bond outlooks       touch-tone required     24 hours a day, 365 days a
                                                      year
-------------------------------------------------------------------------------

WORLD WIDE WEB

Go to WWW.MFS.COM for a clear view of market events, investor education, account access, and product and performance insights.

Go paperless with EDELIVERY: Join your fellow shareholders who are already taking advantage of this great new benefit from MFS. With eDelivery, we send you prospectuses, reports, and proxies electronically. You get timely information without mailbox clutter (and help your fund save printing and postage costs).

SIGN-UP instructions: If your account is registered with us, go to www.mfs.com, log in to your account via MFS Access, and select the eDelivery sign up options.

If you own your MFS fund shares through a financial institution or through a retirement plan, MFS Talk, MFS Access, and eDelivery may not be available to you.

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INVESTMENT MANAGEMENT
500 Boylston Street
Boston, MA 02116-3741



(C) 2003 MFS Investment Managment(R)
MFS(R) investment products are offered through MFS Fund Distributors, Inc.
500 Boylston Street, Boston, MA 02116
                                                              MSTA-ANN-5/03 33M